UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23751

First American Funds Trust
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1) is included hereunder.

First American Government Obligations Fund
Class A | FAAXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Government Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.74%
KEY FUND STATISTICS

Net Assets	$129,578,341,508
Number of Holdings	419
Net Advisory Fee	$124,628,796
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	35.9%
U.S. Treasury Debt	35.0%
U.S. Government Agency Debt	28.1%
Investment Companies	0.8%
U.S. Government Agency Repurchase Agreements	0.5%
Liabilities in Excess of Other Assets	-0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V849

First American Government Obligations Fund
Class D | FGDXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Government Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$60	0.59%
KEY FUND STATISTICS

Net Assets	$129,578,341,508
Number of Holdings	419
Net Advisory Fee	$124,628,796
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	35.9%
U.S. Treasury Debt	35.0%
U.S. Government Agency Debt	28.1%
Investment Companies	0.8%
U.S. Government Agency Repurchase Agreements	0.5%
Liabilities in Excess of Other Assets	-0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V401

First American Government Obligations Fund
Class P | FPPXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Government Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$15	0.15%
KEY FUND STATISTICS

Net Assets	$129,578,341,508
Number of Holdings	419
Net Advisory Fee	$124,628,796
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	35.9%
U.S. Treasury Debt	35.0%
U.S. Government Agency Debt	28.1%
Investment Companies	0.8%
U.S. Government Agency Repurchase Agreements	0.5%
Liabilities in Excess of Other Assets	-0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V237

First American Government Obligations Fund
Class T | FTGXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Government Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$40	0.39%
KEY FUND STATISTICS

Net Assets	$129,578,341,508
Number of Holdings	419
Net Advisory Fee	$124,628,796
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	35.9%
U.S. Treasury Debt	35.0%
U.S. Government Agency Debt	28.1%
Investment Companies	0.8%
U.S. Government Agency Repurchase Agreements	0.5%
Liabilities in Excess of Other Assets	-0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V195

First American Government Obligations Fund
Class U | FGUXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Government Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class U	$12	0.12%
KEY FUND STATISTICS

Net Assets	$129,578,341,508
Number of Holdings	419
Net Advisory Fee	$124,628,796
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	35.9%
U.S. Treasury Debt	35.0%
U.S. Government Agency Debt	28.1%
Investment Companies	0.8%
U.S. Government Agency Repurchase Agreements	0.5%
Liabilities in Excess of Other Assets	-0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V211

First American Government Obligations Fund
Class V | FVIXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Government Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$30	0.29%
KEY FUND STATISTICS

Net Assets	$129,578,341,508
Number of Holdings	419
Net Advisory Fee	$124,628,796
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	35.9%
U.S. Treasury Debt	35.0%
U.S. Government Agency Debt	28.1%
Investment Companies	0.8%
U.S. Government Agency Repurchase Agreements	0.5%
Liabilities in Excess of Other Assets	-0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V443

First American Government Obligations Fund
Class X | FGXXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Government Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$14	0.14%
KEY FUND STATISTICS

Net Assets	$129,578,341,508
Number of Holdings	419
Net Advisory Fee	$124,628,796
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	35.9%
U.S. Treasury Debt	35.0%
U.S. Government Agency Debt	28.1%
Investment Companies	0.8%
U.S. Government Agency Repurchase Agreements	0.5%
Liabilities in Excess of Other Assets	-0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V336

First American Government Obligations Fund
Class Y | FGVXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Government Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$45	0.44%
KEY FUND STATISTICS

Net Assets	$129,578,341,508
Number of Holdings	419
Net Advisory Fee	$124,628,796
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	35.9%
U.S. Treasury Debt	35.0%
U.S. Government Agency Debt	28.1%
Investment Companies	0.8%
U.S. Government Agency Repurchase Agreements	0.5%
Liabilities in Excess of Other Assets	-0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V203

First American Government Obligations Fund
Class Z | FGZXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Government Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$18	0.18%
KEY FUND STATISTICS

Net Assets	$129,578,341,508
Number of Holdings	419
Net Advisory Fee	$124,628,796
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	35.9%
U.S. Treasury Debt	35.0%
U.S. Government Agency Debt	28.1%
Investment Companies	0.8%
U.S. Government Agency Repurchase Agreements	0.5%
Liabilities in Excess of Other Assets	-0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V567

First American Institutional Prime Obligations Fund
Class T | FIUXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%
KEY FUND STATISTICS

Net Assets	$1,060,119,001
Number of Holdings	33
Net Advisory Fee	$1,022,535
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	28.1%
U.S. Treasury Repurchase Agreements	26.9%
Non-Negotiable Time Deposits	20.8%
Financial Company Commercial Paper	13.7%
Asset Backed Commercial Paper	6.6%
Non-Financial Company Commercial Paper	4.2%
Liabilities in Excess of Other Assets	-0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Institutional Prime Obligations Fund	PAGE 1	TSR-AR-31846V732

First American Institutional Prime Obligations Fund
Class V | FPIXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$31	0.30%
KEY FUND STATISTICS

Net Assets	$1,060,119,001
Number of Holdings	33
Net Advisory Fee	$1,022,535
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	28.1%
U.S. Treasury Repurchase Agreements	26.9%
Non-Negotiable Time Deposits	20.8%
Financial Company Commercial Paper	13.7%
Asset Backed Commercial Paper	6.6%
Non-Financial Company Commercial Paper	4.2%
Liabilities in Excess of Other Assets	-0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Institutional Prime Obligations Fund	PAGE 1	TSR-AR-31846V435

First American Institutional Prime Obligations Fund
Class Y | FAIXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%
KEY FUND STATISTICS

Net Assets	$1,060,119,001
Number of Holdings	33
Net Advisory Fee	$1,022,535
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	28.1%
U.S. Treasury Repurchase Agreements	26.9%
Non-Negotiable Time Deposits	20.8%
Financial Company Commercial Paper	13.7%
Asset Backed Commercial Paper	6.6%
Non-Financial Company Commercial Paper	4.2%
Liabilities in Excess of Other Assets	-0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Institutional Prime Obligations Fund	PAGE 1	TSR-AR-31846V104

First American Institutional Prime Obligations Fund
Class Z | FPZXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$20	0.20%
KEY FUND STATISTICS

Net Assets	$1,060,119,001
Number of Holdings	33
Net Advisory Fee	$1,022,535
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	28.1%
U.S. Treasury Repurchase Agreements	26.9%
Non-Negotiable Time Deposits	20.8%
Financial Company Commercial Paper	13.7%
Asset Backed Commercial Paper	6.6%
Non-Financial Company Commercial Paper	4.2%
Liabilities in Excess of Other Assets	-0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Institutional Prime Obligations Fund	PAGE 1	TSR-AR-31846V625

First American Retail Prime Obligations Fund
Class A | FAPXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%
KEY FUND STATISTICS

Net Assets	$2,912,459,408
Number of Holdings	184
Net Advisory Fee	$3,195,634
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	33.0%
Non-Negotiable Time Deposits	21.4%
Financial Company Commercial Paper	18.0%
Asset Backed Commercial Paper	12.2%
U.S. Treasury Repurchase Agreements	7.1%
Certificates of Deposit	6.3%
Non-Financial Company Commercial Paper	1.6%
Other Instruments	0.9%
Liabilities in Excess of Other Assets	-0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-AR-31846V310

First American Retail Prime Obligations Fund
Class T | FEIXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%
KEY FUND STATISTICS

Net Assets	$2,912,459,408
Number of Holdings	184
Net Advisory Fee	$3,195,634
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	33.0%
Non-Negotiable Time Deposits	21.4%
Financial Company Commercial Paper	18.0%
Asset Backed Commercial Paper	12.2%
U.S. Treasury Repurchase Agreements	7.1%
Certificates of Deposit	6.3%
Non-Financial Company Commercial Paper	1.6%
Other Instruments	0.9%
Liabilities in Excess of Other Assets	-0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-AR-31846V294

First American Retail Prime Obligations Fund
Class V | FPUXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$31	0.30%
KEY FUND STATISTICS

Net Assets	$2,912,459,408
Number of Holdings	184
Net Advisory Fee	$3,195,634
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	33.0%
Non-Negotiable Time Deposits	21.4%
Financial Company Commercial Paper	18.0%
Asset Backed Commercial Paper	12.2%
U.S. Treasury Repurchase Agreements	7.1%
Certificates of Deposit	6.3%
Non-Financial Company Commercial Paper	1.6%
Other Instruments	0.9%
Liabilities in Excess of Other Assets	-0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-AR-31846V260

First American Retail Prime Obligations Fund
Class X | FXRXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$14	0.14%
KEY FUND STATISTICS

Net Assets	$2,912,459,408
Number of Holdings	184
Net Advisory Fee	$3,195,634
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	33.0%
Non-Negotiable Time Deposits	21.4%
Financial Company Commercial Paper	18.0%
Asset Backed Commercial Paper	12.2%
U.S. Treasury Repurchase Agreements	7.1%
Certificates of Deposit	6.3%
Non-Financial Company Commercial Paper	1.6%
Other Instruments	0.9%
Liabilities in Excess of Other Assets	-0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-AR-31846V245

First American Retail Prime Obligations Fund
Class Y | FYRXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%
KEY FUND STATISTICS

Net Assets	$2,912,459,408
Number of Holdings	184
Net Advisory Fee	$3,195,634
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	33.0%
Non-Negotiable Time Deposits	21.4%
Financial Company Commercial Paper	18.0%
Asset Backed Commercial Paper	12.2%
U.S. Treasury Repurchase Agreements	7.1%
Certificates of Deposit	6.3%
Non-Financial Company Commercial Paper	1.6%
Other Instruments	0.9%
Liabilities in Excess of Other Assets	-0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-AR-31846V286

First American Retail Prime Obligations Fund
Class Z | FZRXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$20	0.20%
KEY FUND STATISTICS

Net Assets	$2,912,459,408
Number of Holdings	184
Net Advisory Fee	$3,195,634
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	33.0%
Non-Negotiable Time Deposits	21.4%
Financial Company Commercial Paper	18.0%
Asset Backed Commercial Paper	12.2%
U.S. Treasury Repurchase Agreements	7.1%
Certificates of Deposit	6.3%
Non-Financial Company Commercial Paper	1.6%
Other Instruments	0.9%
Liabilities in Excess of Other Assets	-0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-AR-31846V278

First American Retail Tax Free Obligations Fund
Class A | FTAXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%
KEY FUND STATISTICS

Net Assets	$412,517,496
Number of Holdings	47
Net Advisory Fee	$288,120
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	71.8%
Non-Financial Company Commercial Paper	16.4%
Other Municipal Securities	12.0%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR-AR-31846V872

First American Retail Tax Free Obligations Fund
Class T | FTJXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$40	0.40%
KEY FUND STATISTICS

Net Assets	$412,517,496
Number of Holdings	47
Net Advisory Fee	$288,120
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	71.8%
Non-Financial Company Commercial Paper	16.4%
Other Municipal Securities	12.0%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR-AR-31846V187

First American Retail Tax Free Obligations Fund
Class V | FHIXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$30	0.30%
KEY FUND STATISTICS

Net Assets	$412,517,496
Number of Holdings	47
Net Advisory Fee	$288,120
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	71.8%
Non-Financial Company Commercial Paper	16.4%
Other Municipal Securities	12.0%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR-AR-31846V427

First American Retail Tax Free Obligations Fund
Class Y | FFCXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$45	0.45%
KEY FUND STATISTICS

Net Assets	$412,517,496
Number of Holdings	47
Net Advisory Fee	$288,120
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	71.8%
Non-Financial Company Commercial Paper	16.4%
Other Municipal Securities	12.0%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR-AR-31846V864

First American Retail Tax Free Obligations Fund
Class Z | FTZXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$20	0.20%
KEY FUND STATISTICS

Net Assets	$412,517,496
Number of Holdings	47
Net Advisory Fee	$288,120
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	71.8%
Non-Financial Company Commercial Paper	16.4%
Other Municipal Securities	12.0%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR-AR-31846V559

First American Treasury Obligations Fund
Class A | FATXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.74%
KEY FUND STATISTICS

Net Assets	$58,519,450,684
Number of Holdings	101
Net Advisory Fee	$54,910,364
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	55.5%
U.S. Treasury Repurchase Agreements	45.1%
Liabilities in Excess of Other Assets	-0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V880

First American Treasury Obligations Fund
Class D | FTDXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$60	0.59%
KEY FUND STATISTICS

Net Assets	$58,519,450,684
Number of Holdings	101
Net Advisory Fee	$54,910,364
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	55.5%
U.S. Treasury Repurchase Agreements	45.1%
Liabilities in Excess of Other Assets	-0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V302

First American Treasury Obligations Fund
Class P | FUPXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$16	0.16%
KEY FUND STATISTICS

Net Assets	$58,519,450,684
Number of Holdings	101
Net Advisory Fee	$54,910,364
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	55.5%
U.S. Treasury Repurchase Agreements	45.1%
Liabilities in Excess of Other Assets	-0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V229

First American Treasury Obligations Fund
Class T | FTTXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$40	0.39%
KEY FUND STATISTICS

Net Assets	$58,519,450,684
Number of Holdings	101
Net Advisory Fee	$54,910,364
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	55.5%
U.S. Treasury Repurchase Agreements	45.1%
Liabilities in Excess of Other Assets	-0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V179

First American Treasury Obligations Fund
Class V | FLIXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$30	0.29%
KEY FUND STATISTICS

Net Assets	$58,519,450,684
Number of Holdings	101
Net Advisory Fee	$54,910,364
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	55.5%
U.S. Treasury Repurchase Agreements	45.1%
Liabilities in Excess of Other Assets	-0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V419

First American Treasury Obligations Fund
Class X | FXFXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$14	0.14%
KEY FUND STATISTICS

Net Assets	$58,519,450,684
Number of Holdings	101
Net Advisory Fee	$54,910,364
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	55.5%
U.S. Treasury Repurchase Agreements	45.1%
Liabilities in Excess of Other Assets	-0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V328

First American Treasury Obligations Fund
Class Y | FOCXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$45	0.44%
KEY FUND STATISTICS

Net Assets	$58,519,450,684
Number of Holdings	101
Net Advisory Fee	$54,910,364
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	55.5%
U.S. Treasury Repurchase Agreements	45.1%
Liabilities in Excess of Other Assets	-0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V807

First American Treasury Obligations Fund
Class Z | FUZXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$18	0.18%
KEY FUND STATISTICS

Net Assets	$58,519,450,684
Number of Holdings	101
Net Advisory Fee	$54,910,364
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	55.5%
U.S. Treasury Repurchase Agreements	45.1%
Liabilities in Excess of Other Assets	-0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V542

First American U.S. Treasury Money Market Fund
Class A | FOEXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American U.S. Treasury Money Market Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%
KEY FUND STATISTICS

Net Assets	$9,303,677,227
Number of Holdings	53
Net Advisory Fee	$8,382,478
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.2%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American U.S. Treasury Money Market Fund	PAGE 1	TSR-AR-31846V476

First American U.S. Treasury Money Market Fund
Class D | FODXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American U.S. Treasury Money Market Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$61	0.60%
KEY FUND STATISTICS

Net Assets	$9,303,677,227
Number of Holdings	53
Net Advisory Fee	$8,382,478
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.2%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American U.S. Treasury Money Market Fund	PAGE 1	TSR-AR-31846V468

First American U.S. Treasury Money Market Fund
Class T | FTKXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American U.S. Treasury Money Market Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%
KEY FUND STATISTICS

Net Assets	$9,303,677,227
Number of Holdings	53
Net Advisory Fee	$8,382,478
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.2%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American U.S. Treasury Money Market Fund	PAGE 1	TSR-AR-31846V161

First American U.S. Treasury Money Market Fund
Class V | FUIXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American U.S. Treasury Money Market Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$31	0.30%
KEY FUND STATISTICS

Net Assets	$9,303,677,227
Number of Holdings	53
Net Advisory Fee	$8,382,478
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.2%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American U.S. Treasury Money Market Fund	PAGE 1	TSR-AR-31846V393

First American U.S. Treasury Money Market Fund
Class X | FORXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American U.S. Treasury Money Market Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$16	0.16%
KEY FUND STATISTICS

Net Assets	$9,303,677,227
Number of Holdings	53
Net Advisory Fee	$8,382,478
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.2%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American U.S. Treasury Money Market Fund	PAGE 1	TSR-AR-31846V153

First American U.S. Treasury Money Market Fund
Class Y | FOYXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American U.S. Treasury Money Market Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%
KEY FUND STATISTICS

Net Assets	$9,303,677,227
Number of Holdings	53
Net Advisory Fee	$8,382,478
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.2%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American U.S. Treasury Money Market Fund	PAGE 1	TSR-AR-31846V534

First American U.S. Treasury Money Market Fund
Class Z | FOZXX
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the First American U.S. Treasury Money Market Fund (Fund)  for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$20	0.20%
KEY FUND STATISTICS

Net Assets	$9,303,677,227
Number of Holdings	53
Net Advisory Fee	$8,382,478
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.2%
Liabilities in Excess of Other Assets	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your shareholder documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  U.S. Bancorp Asset Management or your financial intermediary.
First American U.S. Treasury Money Market Fund	PAGE 1	TSR-AR-31846V450

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer. The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that David K. Baumgardner, James D. McDonald, Jennifer J. McPeek and P. Kelly Tompkins, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees – Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $370,000 in the fiscal year ended August 31, 2026 and $359,000 in the fiscal year ended August 31, 2025, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)

Audit-Related Fees – E&Y billed the registrant audit-related fees totaling $2,000 in the fiscal year ended August 31, 2026 and $2,000 in the fiscal year ended August 31, 2025, including fees associated with the semi-annual review of fund disclosures.

(c)

Tax Fees – E&Y billed the registrant fees of $30,900 in the fiscal year ended August 31, 2026 and $30,000 in the fiscal year ended August 31, 2025, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees – E&Y billed the registrant for other services totaling $0 in the fiscal year ended August 31, 2026 and $0 in the fiscal year ended August 31, 2025.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Accounting consultations

•	Fund merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance, and

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, Inc., U.S. Bank N.A., U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	0.00% of the services described in paragraphs (b) through (d) of this item were approved by the Committee pursuant to the paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $1,914,174 in the fiscal year ended August 31, 2026 and $2,691,645 in the fiscal year ended August 31, 2025.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The schedule of investments is included as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

For Government Obligations, Treasury Obligations and U.S. Treasury Money Market – You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
For Retail Prime Obligations and Retail Tax Free Obligations – You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
For Institutional Prime Obligations – You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares. The fund generally must impose a fee when net sales of fund shares exceed certain levels. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of First American Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of First American Funds Trust (“FAF”) (comprising Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund) (collectively referred to as the “Funds”), including the schedules of investments, as of August 31, 2026, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising First American Funds Trust at August 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of FAF’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to FAF in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. FAF is not required to have, nor were we engaged to perform, an audit of FAF’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of FAF’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Funds since 1999.
Minneapolis, MN
October 27, 2026

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	1

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND
August 31, 2026

	Par	Value
U.S. TREASURY DEBT — 35.0%
U.S. Treasury Bill
3.67%, 09/01/2026(a)	$1,475,000,000	$1,475,000,000
3.67%, 09/03/2026(a)	1,105,000,000	1,104,777,670
3.68%, 09/08/2026(a)	1,150,000,000	1,149,189,203
3.68%, 09/10/2026(a)	525,000,000	524,524,109
3.69%, 09/15/2026(a)	1,100,000,000	1,098,443,210
3.73%, 09/17/2026(a)	2,225,000,000	2,221,362,756
3.69%, 09/22/2026(a)	1,500,000,000	1,496,814,483
3.73%, 09/24/2026(a)	2,155,000,000	2,149,937,436
3.73%, 09/29/2026(a)	2,115,000,000	2,108,956,169
3.74%, 10/06/2026(a)	3,615,000,000	3,602,099,621
3.76%, 10/08/2026(a)	450,000,000	448,282,763
3.72%, 10/13/2026(a)	1,480,000,000	1,473,670,405
3.77%, 10/15/2026(a)	1,050,000,000	1,045,230,094
3.71%, 10/20/2026(a)	950,000,000	945,263,215
3.77%, 10/27/2026(a)	1,050,000,000	1,043,864,654
3.76%, 11/05/2026(a)	1,120,000,000	1,112,497,113
3.78%, 11/12/2026(a)	1,170,000,000	1,161,278,518
3.77%, 11/19/2026(a)	2,250,000,000	2,231,655,896
3.90%, 11/24/2026(a)	150,000,000	148,655,125
3.77%, 11/27/2026(a)	950,000,000	941,471,219
3.74%, 12/03/2026(a)	125,000,000	123,810,052
3.87%, 12/17/2026(a)	150,000,000	148,296,471
3.81%, 12/22/2026(a)	525,000,000	518,867,377
3.78%, 12/29/2026(a)(b)	250,000,000	246,907,653
U.S. Treasury Note
4.63%, 09/15/2026	175,000,000	175,046,750
0.88%, 09/30/2026	420,000,000	419,087,493
3.50%, 09/30/2026	1,440,000,000	1,439,774,009
4.63%, 10/15/2026	1,270,000,000	1,271,450,949
3.96% (3 mo. U.S. Treasury Money Market Yield + 0.21%), 10/31/2026	325,000,000	325,017,219
1.25%, 11/30/2026	1,095,000,000	1,088,686,540
4.38%, 12/15/2026	125,000,000	125,265,004
1.25%, 12/31/2026	660,000,000	654,932,298
4.25%, 12/31/2026	1,405,000,000	1,407,725,395
4.00%, 01/15/2027	1,730,000,000	1,732,680,897
4.13%, 02/15/2027	100,000,000	100,266,868
4.25%, 03/15/2027	1,040,000,000	1,044,018,339
2.50%, 03/31/2027	500,000,000	496,893,920
3.88%, 03/31/2027	1,330,000,000	1,332,064,882
4.50%, 04/15/2027	1,685,000,000	1,693,057,270
3.75%, 04/30/2027	1,635,000,000	1,635,080,666
3.91% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 04/30/2027	200,000,000	200,026,667
4.63%, 06/15/2027	160,000,000	160,892,204
3.75%, 06/30/2027	260,000,000	259,616,224
3.63%, 08/31/2027	875,000,000	870,909,723
3.38%, 09/15/2027	300,000,000	297,725,752
4.13%, 09/30/2027(b)	25,000,000	24,970,703

	Par	Value
3.85% (3 mo. U.S. Treasury Money Market Yield + 0.10%), 04/30/2028	$150,000,000	$150,077,267
TOTAL U.S. TREASURY DEBT (Cost $45,426,122,251)		45,426,122,251
U.S. GOVERNMENT AGENCY DEBT — 28.1%
Fannie Mae
3.79% (SOFR + 0.14%), 09/11/2026	44,000,000	44,000,000
3.79% (SOFR + 0.14%), 10/23/2026	24,000,000	24,000,000
3.79% (SOFR + 0.14%), 11/20/2026	81,000,000	81,000,000
3.79% (SOFR + 0.14%), 12/11/2026	54,000,000	54,000,000
Federal Farm Credit Bank
3.79% (SOFR + 0.14%), 09/03/2026	225,000,000	225,000,420
3.79% (SOFR + 0.14%), 09/04/2026	30,000,000	30,000,000
3.79% (SOFR + 0.14%), 09/16/2026	100,000,000	100,000,000
3.79% (Federal Funds Effective Rate + 0.16%), 09/16/2026	108,601,836	108,601,836
3.63%, 09/21/2026(a)	35,000,000	34,930,389
3.78% (SOFR + 0.13%), 09/21/2026	75,000,000	75,000,000
3.71% (SOFR + 0.06%), 09/22/2026	50,000,000	50,000,000
3.79% (SOFR + 0.14%), 09/25/2026	15,000,000	15,000,000
3.79% (SOFR + 0.14%), 10/01/2026	100,000,000	100,000,000
3.78% (SOFR + 0.13%), 10/06/2026	200,000,000	200,000,000
3.79% (SOFR + 0.14%), 10/09/2026	20,000,000	20,000,000
3.72% (SOFR + 0.07%), 10/13/2026	75,000,000	75,000,000
3.79% (SOFR + 0.14%), 10/15/2026	75,000,000	75,000,000
3.68% (SOFR + 0.03%), 10/16/2026	65,000,000	65,000,000
3.79% (SOFR + 0.14%), 10/21/2026	50,000,000	50,000,000
3.79% (SOFR + 0.14%), 10/23/2026	100,000,000	100,000,000
3.51%, 10/30/2026(a)	25,000,000	24,858,236
3.78% (SOFR + 0.13%), 11/02/2026	200,000,000	200,000,000
3.79% (SOFR + 0.14%), 11/04/2026	100,000,000	100,000,000
3.81% (Federal Funds Effective Rate + 0.18%), 11/06/2026	65,000,000	65,000,000

The accompanying notes are an integral part of these financial statements.

2	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND(Continued)
August 31, 2026

	Par	Value
U.S. GOVERNMENT AGENCY DEBT — (Continued)
3.73% (SOFR + 0.08%), 11/16/2026	$40,000,000	$40,000,000
3.79% (SOFR + 0.14%), 11/18/2026	60,000,000	60,000,000
3.79% (SOFR + 0.14%), 11/23/2026	50,000,000	50,000,000
3.76% (Federal Funds Effective Rate + 0.13%), 11/24/2026	25,000,000	25,003,340
3.79% (SOFR + 0.14%), 12/02/2026	55,000,000	55,000,000
3.81% (Federal Funds Effective Rate + 0.18%), 12/04/2026	100,000,000	100,000,000
3.72% (SOFR + 0.07%), 12/07/2026	40,000,000	40,000,000
3.79% (SOFR + 0.14%), 12/09/2026	80,000,000	80,000,000
3.79% (SOFR + 0.14%), 12/18/2026	85,000,000	85,000,000
3.79% (SOFR + 0.14%), 12/23/2026	60,000,000	60,000,000
3.79% (SOFR + 0.14%), 12/30/2026	100,000,000	100,000,000
3.79% (SOFR + 0.14%), 01/08/2027	75,000,000	75,000,000
3.75% (SOFR + 0.10%), 01/12/2027	50,000,000	50,000,000
3.79% (SOFR + 0.14%), 01/14/2027	35,000,000	35,000,000
3.72% (Federal Funds Effective Rate + 0.09%), 01/25/2027	55,000,000	55,000,000
3.70% (Federal Funds Effective Rate + 0.07%), 01/26/2027	75,000,000	75,000,000
3.77% (SOFR + 0.12%), 01/28/2027	120,000,000	120,000,000
3.76% (SOFR + 0.11%), 02/01/2027	60,000,000	60,000,000
3.77% (Federal Funds Effective Rate + 0.14%), 02/03/2027	20,000,000	20,000,000
3.78% (SOFR + 0.13%), 02/03/2027	150,000,000	150,000,000
3.74% (SOFR + 0.09%), 02/04/2027	35,000,000	35,000,000
3.77% (SOFR + 0.12%), 02/10/2027	50,000,000	50,000,000
3.73% (Federal Funds Effective Rate + 0.10%), 02/18/2027	80,000,000	80,000,000
3.74% (SOFR + 0.09%), 02/24/2027	30,000,000	30,000,000
3.74% (SOFR + 0.09%), 02/26/2027	210,000,000	210,006,527
3.75% (SOFR + 0.10%), 03/05/2027	150,000,000	150,000,000

	Par	Value
3.75% (SOFR + 0.07%), 03/05/2027	$30,000,000	$30,000,000
3.73% (SOFR + 0.08%), 03/11/2027	125,000,000	125,000,000
3.74% (SOFR + 0.09%), 03/11/2027	125,000,000	125,000,000
3.73% (SOFR + 0.08%), 03/12/2027	45,000,000	45,000,000
3.73% (SOFR + 0.08%), 03/18/2027	60,000,000	60,000,000
3.77% (Federal Funds Effective Rate + 0.12%), 03/19/2027	45,000,000	45,000,000
3.78% (SOFR + 0.13%), 03/23/2027	70,000,000	70,000,000
3.75% (SOFR + 0.10%), 03/25/2027	30,000,000	30,000,000
3.72% (SOFR + 0.07%), 03/26/2027	110,000,000	110,000,000
3.74% (SOFR + 0.09%), 03/26/2027	80,000,000	80,000,000
3.72% (SOFR + 0.07%), 04/01/2027	100,000,000	100,000,000
3.75% (SOFR + 0.10%), 04/06/2027	75,000,000	75,000,000
3.74% (SOFR + 0.09%), 04/08/2027	150,000,000	150,000,000
3.73% (SOFR + 0.08%), 04/09/2027	50,000,000	50,000,000
3.78% (SOFR + 0.13%), 04/16/2027	85,000,000	85,000,000
3.73% (SOFR + 0.08%), 04/19/2027	60,000,000	60,000,000
3.76% (SOFR + 0.11%), 04/19/2027	75,000,000	75,000,000
3.78% (SOFR + 0.13%), 04/23/2027	150,000,000	150,000,000
3.78% (SOFR + 0.13%), 04/29/2027	60,000,000	60,000,000
3.78% (SOFR + 0.13%), 05/05/2027	55,000,000	55,000,000
3.77% (SOFR + 0.12%), 05/06/2027	55,000,000	55,000,000
3.77% (Federal Funds Effective Rate + 0.14%), 05/12/2027	50,000,000	50,000,000
3.76% (SOFR + 0.11%), 05/13/2027	105,000,000	105,000,000
3.76% (SOFR + 0.11%), 05/14/2027	30,000,000	30,000,000
3.91% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 05/19/2027	100,000,000	100,000,000
3.66% (SOFR + 0.07%), 05/21/2027	75,000,000	75,000,000
3.75% (SOFR + 0.10%), 05/24/2027	125,000,000	125,000,000
3.76% (SOFR + 0.11%), 05/27/2027	70,000,000	70,000,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	3

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND(Continued)
August 31, 2026

	Par	Value
U.S. GOVERNMENT AGENCY DEBT — (Continued)
3.91%, 06/04/2027	$117,870,000	$117,870,000
3.77% (SOFR + 0.12%), 06/07/2027	65,000,000	65,000,000
3.71% (SOFR + 0.06%), 06/15/2027	15,000,000	15,000,000
3.75% (SOFR + 0.10%), 06/17/2027	125,000,000	124,991,393
3.71% (SOFR + 0.06%), 06/23/2027	50,000,000	50,000,000
3.75% (SOFR + 0.10%), 06/23/2027	70,000,000	69,997,899
3.75% (Federal Funds Effective Rate + 0.12%), 06/23/2027	50,000,000	50,000,000
3.76% (SOFR + 0.11%), 06/24/2027	110,000,000	110,000,000
3.75% (SOFR + 0.10%), 06/29/2027	20,000,000	20,000,000
3.72% (SOFR + 0.07%), 07/09/2027	25,000,000	25,000,000
3.75% (SOFR + 0.10%), 07/09/2027	85,000,000	85,000,000
3.88% (SOFR + 0.23%), 07/09/2027	50,000,000	50,051,422
3.89% (SOFR + 0.24%), 07/19/2027	85,000,000	85,093,248
3.76% (SOFR + 0.11%), 07/21/2027	60,000,000	60,000,000
3.71% (SOFR + 0.06%), 07/23/2027	60,000,000	60,000,000
3.77% (SOFR + 0.12%), 07/27/2027	100,000,000	100,000,000
3.78% (SOFR + 0.13%), 07/29/2027	90,000,000	90,000,000
3.77% (SOFR + 0.12%), 08/04/2027	50,000,000	50,000,000
3.79% (SOFR + 0.14%), 08/04/2027	40,000,000	40,000,000
3.76% (SOFR + 0.11%), 08/05/2027	75,000,000	75,000,000
3.71% (SOFR + 0.06%), 08/06/2027	100,000,000	100,000,000
3.73% (SOFR + 0.08%), 08/09/2027	75,000,000	75,000,000
3.79% (SOFR + 0.14%), 08/12/2027	90,000,000	90,000,000
3.75% (SOFR + 0.10%), 08/13/2027	30,000,000	30,000,000
3.80% (Federal Funds Effective Rate + 0.17%), 08/16/2027	60,000,000	60,000,000
3.78% (SOFR + 0.13%), 08/18/2027	100,000,000	100,000,000
3.77% (Federal Funds Effective Rate + 0.14%), 08/25/2027	100,000,000	100,000,000
3.79% (SOFR + 0.14%), 08/25/2027	50,000,000	50,000,000

	Par	Value
3.78% (SOFR + 0.13%), 09/02/2027(b)	$85,000,000	$85,000,000
3.72% (SOFR + 0.07%), 09/03/2027	150,000,000	150,000,000
3.80% (SOFR + 0.15%), 09/03/2027(b)	45,000,000	45,000,000
3.78% (SOFR + 0.13%), 09/10/2027	85,000,000	85,000,000
3.79% (Federal Funds Effective Rate + 0.16%), 09/10/2027	75,000,000	75,000,000
3.80% (SOFR + 0.15%), 09/10/2027	40,000,000	40,000,000
3.79% (SOFR + 0.14%), 09/15/2027	50,000,000	50,000,000
3.78% (SOFR + 0.13%), 09/22/2027	165,000,000	165,000,000
3.81% (Federal Funds Effective Rate + 0.18%), 09/23/2027	50,000,000	50,000,000
3.78% (SOFR + 0.13%), 09/24/2027	35,000,000	35,000,000
3.74% (SOFR + 0.09%), 09/28/2027	115,000,000	115,000,000
3.82% (Federal Funds Effective Rate + 0.19%), 09/29/2027	35,000,000	35,000,000
3.79% (SOFR + 0.14%), 10/01/2027	20,000,000	20,000,000
3.80% (SOFR + 0.15%), 10/01/2027	90,000,000	90,000,000
3.73% (SOFR + 0.08%), 10/08/2027	200,000,000	200,000,000
3.80% (SOFR + 0.15%), 10/14/2027	105,000,000	105,000,000
3.78% (SOFR + 0.13%), 10/15/2027	150,000,000	150,000,000
3.78% (SOFR + 0.13%), 10/22/2027	65,000,000	65,000,000
3.79% (SOFR + 0.14%), 10/29/2027	105,000,000	105,000,000
3.78% (SOFR + 0.13%), 11/03/2027	150,000,000	150,000,000
3.72% (SOFR + 0.07%), 11/05/2027	35,000,000	35,000,000
3.78% (SOFR + 0.13%), 11/10/2027	150,000,000	150,000,000
3.77% (SOFR + 0.12%), 11/12/2027	180,000,000	180,000,000
3.90% (SOFR + 0.25%), 11/12/2027	45,000,000	45,070,366
3.73% (SOFR + 0.11%), 11/19/2027	145,000,000	145,012,948
3.81% (Federal Funds Effective Rate + 0.18%), 11/19/2027	50,000,000	50,000,000
3.73% (SOFR + 0.08%), 11/23/2027	75,000,000	75,000,000
3.77% (SOFR + 0.12%), 11/26/2027	150,000,000	150,000,000

The accompanying notes are an integral part of these financial statements.

4	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND(Continued)
August 31, 2026

	Par	Value
U.S. GOVERNMENT AGENCY DEBT — (Continued)
3.74% (SOFR + 0.10%), 12/01/2027	$90,000,000	$90,000,000
3.76% (SOFR + 0.11%), 12/02/2027	150,000,000	150,000,000
3.74% (SOFR + 0.09%), 12/09/2027	225,000,000	225,000,000
3.75% (SOFR + 0.10%), 12/10/2027	150,000,000	150,000,000
3.74% (SOFR + 0.09%), 12/17/2027	100,000,000	100,000,000
3.74% (SOFR + 0.09%), 12/21/2027	50,000,000	50,000,000
3.74% (SOFR + 0.09%), 01/03/2028	75,000,000	75,000,000
3.73% (SOFR + 0.08%), 01/12/2028	35,000,000	35,000,000
3.74% (SOFR + 0.09%), 01/12/2028	100,000,000	100,000,000
3.74% (SOFR + 0.09%), 01/18/2028	125,000,000	125,000,000
3.73% (SOFR + 0.08%), 01/20/2028	50,000,000	50,000,000
3.74% (SOFR + 0.09%), 01/21/2028	100,000,000	100,000,000
3.76% (Federal Funds Effective Rate + 0.13%), 01/21/2028	20,000,000	20,000,000
3.73% (SOFR + 0.08%), 01/24/2028	75,000,000	75,000,000
3.74% (SOFR + 0.10%), 01/26/2028	75,000,000	75,000,000
3.75% (SOFR + 0.10%), 01/28/2028	75,000,000	75,000,000
3.74% (SOFR + 0.09%), 02/02/2028	20,000,000	20,000,000
3.75% (SOFR + 0.10%), 02/02/2028	75,000,000	75,000,000
3.76% (SOFR + 0.11%), 02/07/2028	100,000,000	100,000,000
3.74% (SOFR + 0.09%), 02/09/2028	15,000,000	15,000,000
3.73% (SOFR + 0.08%), 02/11/2028	30,000,000	30,000,000
3.74% (SOFR + 0.09%), 02/11/2028	30,000,000	30,000,000
3.75% (SOFR + 0.10%), 02/11/2028	100,000,000	100,000,000
3.74% (SOFR + 0.09%), 02/17/2028	150,000,000	150,000,000
3.74% (SOFR + 0.09%), 02/23/2028	190,000,000	190,000,000
3.74% (SOFR + 0.09%), 02/25/2028	125,000,000	125,000,000
3.77% (Federal Funds Effective Rate + 0.12%), 02/28/2028	75,000,000	75,000,000
3.74% (SOFR + 0.09%), 03/09/2028	110,000,000	110,000,000

	Par	Value
3.74% (SOFR + 0.09%), 03/13/2028	$175,000,000	$175,000,000
3.74% (SOFR + 0.09%), 03/17/2028	125,000,000	125,000,000
3.74% (SOFR + 0.09%), 03/20/2028	160,000,000	160,000,000
3.73% (SOFR + 0.08%), 03/21/2028	250,000,000	250,000,000
3.74% (SOFR + 0.09%), 03/24/2028	25,000,000	25,000,000
3.74% (SOFR + 0.09%), 03/27/2028	60,000,000	60,000,000
3.73% (SOFR + 0.09%), 04/07/2028	150,000,000	150,000,000
3.74% (SOFR + 0.09%), 04/10/2028	125,000,000	125,000,000
3.77% (SOFR + 0.12%), 04/13/2028	75,000,000	75,000,000
3.74% (SOFR + 0.09%), 04/14/2028	75,000,000	75,000,000
3.74% (SOFR + 0.09%), 04/17/2028	75,000,000	75,000,000
3.75% (SOFR + 0.10%), 04/20/2028	45,000,000	45,000,000
3.75% (SOFR + 0.10%), 05/08/2028	40,000,000	40,000,000
3.74% (SOFR + 0.09%), 05/12/2028	80,000,000	80,000,000
3.74% (SOFR + 0.09%), 05/15/2028	50,000,000	50,000,000
3.76% (SOFR + 0.11%), 05/18/2028	100,000,000	100,000,000
3.74% (SOFR + 0.09%), 05/19/2028	35,000,000	35,000,000
3.75% (SOFR + 0.10%), 05/26/2028	75,000,000	75,000,000
3.78% (SOFR + 0.13%), 05/26/2028	150,000,000	150,000,000
3.74% (SOFR + 0.09%), 06/02/2028	100,000,000	100,000,000
3.77% (SOFR + 0.12%), 06/23/2028	100,000,000	100,000,000
3.77% (SOFR + 0.12%), 06/26/2028	100,000,000	100,000,000
3.78% (SOFR + 0.13%), 07/06/2028	200,000,000	200,000,000
3.78% (SOFR + 0.13%), 07/07/2028	100,000,000	100,000,000
3.79% (SOFR + 0.14%), 07/07/2028	75,000,000	75,000,000
3.79% (SOFR + 0.14%), 07/13/2028	75,000,000	75,000,000
3.77% (SOFR + 0.12%), 07/17/2028	145,000,000	145,000,000
3.77% (SOFR + 0.12%), 07/19/2028	100,000,000	100,000,000
3.78% (SOFR + 0.13%), 07/24/2028	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	5

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND(Continued)
August 31, 2026

	Par	Value
U.S. GOVERNMENT AGENCY DEBT — (Continued)
3.79% (SOFR + 0.14%), 08/03/2028	$225,000,000	$225,000,000
3.78% (SOFR + 0.13%), 08/04/2028	65,000,000	65,000,000
3.78% (SOFR + 0.13%), 08/07/2028	100,000,000	100,000,000
3.77% (SOFR + 0.12%), 08/14/2028	55,000,000	55,000,000
3.79% (SOFR + 0.14%), 08/18/2028	100,000,000	100,000,000
3.77% (SOFR + 0.12%), 08/21/2028	45,000,000	45,000,000
3.78% (SOFR + 0.13%), 08/24/2028	75,000,000	75,000,000
3.77% (SOFR + 0.12%), 08/25/2028	200,000,000	200,000,000
0.00% (SOFR + 0.12%), 09/01/2028(a)(b)(c)	100,000,000	100,000,000
Federal Home Loan Bank
3.55%, 09/01/2026(a)	200,000,000	200,000,000
3.67% (SOFR + 0.02%), 09/01/2026	300,000,000	300,000,000
3.63%, 09/04/2026	56,095,000	56,094,624
1.88%, 09/11/2026	72,780,000	72,744,490
3.79% (SOFR + 0.14%), 09/14/2026	50,000,000	50,000,000
3.72%, 09/16/2026(a)	837,000,000	835,721,204
3.68% (SOFR + 0.03%), 09/17/2026	200,000,000	200,000,000
3.72%, 09/18/2026(a)	688,000,000	686,808,490
3.79% (SOFR + 0.14%), 09/18/2026	50,000,000	50,000,000
3.73%, 09/23/2026(a)	1,175,000,000	1,172,355,493
3.71%, 09/25/2026(a)	656,340,000	654,738,499
3.69% (SOFR + 0.04%), 10/06/2026	300,000,000	300,000,000
3.73%, 10/07/2026(a)	150,000,000	149,447,550
3.67% (SOFR + 0.02%), 10/08/2026	200,000,000	200,000,000
3.73%, 10/09/2026(a)	330,000,000	328,720,223
3.74%, 10/13/2026(a)	1,000,000,000	995,695,000
3.67% (SOFR + 0.02%), 10/13/2026	235,000,000	235,000,000
3.72%, 10/14/2026(a)	722,000,000	718,832,159
3.68% (SOFR + 0.03%), 10/14/2026	300,000,000	300,000,000
3.68% (SOFR + 0.03%), 10/16/2026	600,000,000	600,000,000
3.63%, 10/21/2026	100,000,000	99,986,005
3.68% (SOFR + 0.03%), 10/22/2026	200,000,000	200,000,000
3.68% (SOFR + 0.03%), 10/22/2026	200,000,000	200,000,000
3.79% (SOFR + 0.14%), 10/29/2026	100,000,000	100,011,020
3.68% (SOFR + 0.03%), 11/03/2026	285,000,000	285,000,000

	Par	Value
3.68% (SOFR+ 0.03%), 11/03/2026	$150,000,000	$150,000,000
3.74% (SOFR + 0.09%), 11/06/2026	75,000,000	75,000,000
3.69% (SOFR + 0.04%), 11/09/2026	200,000,000	200,000,000
3.69% (SOFR + 0.04%), 11/16/2026	200,000,000	200,000,000
3.69% (SOFR + 0.04%), 11/17/2026	300,000,000	300,000,000
3.76%, 11/18/2026(a)	185,000,000	183,512,908
3.77%, 11/20/2026(a)	198,285,000	196,645,844
3.77%, 11/23/2026(a)	100,000,000	99,143,486
1.50%, 11/23/2026	48,650,000	48,421,243
3.68% (SOFR + 0.03%), 11/24/2026	150,000,000	150,000,000
3.68% (SOFR + 0.03%), 11/25/2026	150,000,000	150,000,000
3.67% (SOFR + 0.03%), 11/30/2026	200,000,000	200,000,000
3.72% (SOFR + 0.07%), 12/09/2026	50,000,000	50,000,000
3.79% (SOFR + 0.14%), 12/11/2026	50,000,000	50,000,000
3.69% (SOFR + 0.04%), 12/14/2026	300,000,000	300,000,000
3.79% (SOFR + 0.14%), 12/16/2026	100,000,000	100,000,000
3.68% (SOFR + 0.03%), 12/21/2026	200,000,000	200,000,000
3.69% (SOFR + 0.04%), 12/22/2026	450,000,000	450,000,000
3.68% (SOFR + 0.03%), 12/23/2026	150,000,000	150,000,000
3.69% (SOFR + 0.04%), 12/29/2026	250,000,000	250,000,000
3.79% (SOFR + 0.14%), 01/06/2027	75,000,000	75,021,282
3.75%, 01/11/2027(a)	100,000,000	98,643,333
3.69% (SOFR + 0.04%), 01/12/2027	200,000,000	200,000,000
3.75%, 01/14/2027(a)	75,000,000	73,959,375
3.77%, 01/19/2027(a)	150,000,000	147,832,917
3.79% (SOFR + 0.14%), 01/19/2027	50,000,000	50,000,000
3.69% (SOFR + 0.04%), 01/21/2027	100,000,000	100,000,000
3.69% (SOFR + 0.04%), 01/22/2027	150,000,000	150,000,000
3.70% (SOFR + 0.05%), 01/25/2027	200,000,000	200,000,000
3.70% (SOFR + 0.05%), 01/25/2027	200,000,000	200,000,000
3.70% (SOFR + 0.05%), 01/28/2027	50,000,000	50,000,000
3.70% (SOFR + 0.05%), 01/29/2027	200,000,000	200,000,000

The accompanying notes are an integral part of these financial statements.

6	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND(Continued)
August 31, 2026

	Par	Value
U.S. GOVERNMENT AGENCY DEBT — (Continued)
3.70% (SOFR + 0.05%), 01/29/2027	$200,000,000	$200,000,000
3.62%, 02/08/2027	31,410,000	31,365,328
3.76% (SOFR + 0.11%), 02/12/2027	150,000,000	150,000,000
3.70% (SOFR + 0.05%), 02/16/2027	50,000,000	50,000,000
3.69% (SOFR + 0.04%), 02/17/2027	150,000,000	150,000,000
3.70% (SOFR + 0.05%), 02/25/2027	150,000,000	150,000,000
3.75% (SOFR + 0.10%), 02/25/2027	100,000,000	100,000,000
3.74% (SOFR + 0.09%), 03/01/2027	75,000,000	75,000,000
3.73% (SOFR + 0.08%), 03/05/2027	50,000,000	50,000,000
3.75% (SOFR + 0.10%), 03/16/2027	75,000,000	75,000,000
3.75% (SOFR + 0.10%), 03/18/2027	50,000,000	50,000,000
3.75% (SOFR + 0.10%), 03/19/2027	125,000,000	125,000,000
3.68%, 03/24/2027	100,000,000	100,000,000
3.72% (SOFR + 0.07%), 03/25/2027	50,000,000	50,000,000
3.50%, 04/02/2027	150,000,000	149,885,078
3.38%, 04/09/2027	100,000,000	99,830,382
3.50%, 04/09/2027	100,000,000	99,908,193
3.53%, 04/09/2027	150,000,000	149,903,435
3.74% (SOFR + 0.09%), 04/09/2027	50,000,000	50,000,000
3.77% (SOFR + 0.12%), 04/09/2027	50,000,000	50,000,000
3.85%, 04/14/2027	100,000,000	100,000,000
3.76% (SOFR + 0.11%), 05/17/2027	50,000,000	50,000,000
3.84%, 05/24/2027	125,000,000	125,000,000
3.87%, 05/28/2027	150,000,000	150,000,000
3.75% (SOFR + 0.10%), 06/11/2027	100,000,000	100,000,000
3.75% (SOFR + 0.10%), 06/16/2027	50,000,000	50,000,000
3.72% (SOFR + 0.07%), 06/17/2027	75,000,000	75,000,000
4.03%, 06/17/2027	150,000,000	150,000,000
3.75% (SOFR + 0.10%), 06/30/2027	100,000,000	100,000,000
3.77% (SOFR + 0.12%), 08/04/2027	75,000,000	75,000,000
3.77% (SOFR + 0.12%), 08/04/2027	50,000,000	50,000,000
3.78% (SOFR + 0.13%), 09/08/2027	100,000,000	100,000,000
3.74% (SOFR + 0.09%), 12/02/2027	100,000,000	100,000,000

	Par	Value
3.74% (SOFR + 0.09%), 12/07/2027	$100,000,000	$100,000,000
3.75% (SOFR + 0.10%), 12/22/2027	100,000,000	100,000,000
3.73% (SOFR + 0.08%), 01/04/2028	100,000,000	100,005,084
3.73% (SOFR + 0.08%), 01/12/2028	100,000,000	100,000,000
3.73% (SOFR + 0.08%), 01/14/2028	50,000,000	50,004,252
3.68% (SOFR + 0.10%), 01/18/2028	100,000,000	100,000,000
3.74% (SOFR + 0.09%), 01/21/2028	50,000,000	50,000,000
3.74% (SOFR + 0.09%), 02/09/2028	75,000,000	75,000,000
3.74% (SOFR + 0.09%), 04/17/2028	75,000,000	75,000,000
3.74% (SOFR + 0.09%), 05/19/2028	100,000,000	100,000,000
3.74% (SOFR + 0.09%), 05/19/2028	50,000,000	50,000,000
3.76% (SOFR + 0.11%), 05/24/2028	100,000,000	100,000,000
3.74% (SOFR + 0.09%), 06/05/2028	125,000,000	125,000,000
3.74% (SOFR + 0.09%), 06/09/2028	50,000,000	50,000,000
3.74% (SOFR + 0.09%), 06/09/2028	150,000,000	150,000,000
3.74% (SOFR + 0.09%), 06/12/2028	75,000,000	75,000,000
3.75% (SOFR + 0.10%), 06/15/2028	50,000,000	50,000,000
3.76% (SOFR + 0.11%), 06/22/2028	50,000,000	50,000,000
3.77% (SOFR + 0.12%), 07/20/2028	100,000,000	100,000,000
3.77% (SOFR + 0.12%), 07/21/2028	100,000,000	100,000,000
3.77% (SOFR + 0.12%), 07/24/2028	75,000,000	75,000,000
Federal Home Loan Mortgage Corporation
3.79% (SOFR + 0.14%), 09/04/2026	41,000,000	41,000,000
3.74%, 09/23/2026(a)	147,561,000	147,228,250
3.79% (SOFR + 0.14%), 09/23/2026	30,000,000	30,000,000
3.79% (SOFR + 0.14%), 10/16/2026	59,000,000	59,000,000
3.80% (SOFR + 0.14%), 10/29/2026	40,000,000	40,000,000
3.75% (SOFR + 0.10%), 05/05/2027	30,000,000	30,000,000
TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $36,376,953,171)		36,376,953,171

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	7

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND(Continued)
August 31, 2026

	Shares	Value
INVESTMENT COMPANIES — 0.8%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 3.57%(d)	250,000,000	$250,000,000
Deutsche Government Money Market Series Fund, Institutional Class, 3.65%(d)	250,000,000	250,000,000
Goldman Sachs Financial Square Money Market Fund, Institutional Class, 3.57%(d)	250,000,000	250,000,000
Invesco Government & Agency Portfolio, Institutional Class, 3.67%(d)	250,000,000	250,000,000
TOTAL INVESTMENT COMPANIES (Cost $1,000,000,000)		1,000,000,000

	Par
U.S. TREASURY REPURCHASE AGREEMENTS — 35.9%
Bank of Montreal 3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $100,010,194 (collateralized by U.S. Treasury obligations: total value $102,000,005)	$100,000,000	100,000,000
Bank of Nova Scotia
3.66%, dated 08/31/2026, matures 09/01/2026, repurchase price $1,225,443,094 (collateralized by U.S. Treasury obligations: total value $1,249,824,912)	1,225,318,520	1,225,318,520
3.66%, dated 08/31/2026, matures 09/01/2026, repurchase price $250,025,417 (collateralized by U.S. Treasury obligations: total value $255,000,037)	250,000,000	250,000,000
Barclays Bank PLC 3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $625,063,715 (collateralized by U.S. Treasury obligations: total value $637,500,000)	625,000,000	625,000,000

	Par	Value
BNP Paribas
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $700,071,361 (collateralized by U.S. Treasury obligations: total value $714,000,007)	$700,000,000	$700,000,000
3.50%, dated 08/31/2026, matures 09/01/2026, repurchase price $250,024,306 (collateralized by U.S. Treasury obligations: total value $255,000,026)	250,000,000	250,000,000
3.66%, dated 04/21/2026, matures 09/08/2026, repurchase price $659,251,667 (collateralized by U.S. Treasury obligations: total value $663,000,017)(e)	650,000,000	650,000,000
3.68%, dated 06/05/2026, matures 09/08/2026, repurchase price $353,398,889 (collateralized by U.S. Treasury obligations: total value $357,000,011)(e)	350,000,000	350,000,000
3.69%, dated 08/24/2026, matures 09/08/2026, repurchase price $951,460,625 (collateralized by U.S. Treasury obligations: total value $969,000,034)(e)	950,000,000	950,000,000
3.66%, dated 06/11/2026, matures 09/08/2026, repurchase price $554,969,785 (collateralized by U.S. Treasury obligations: total value $561,000,009)(e)	550,000,000	550,000,000
BofA Securities, Inc. 3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $150,015,292 (collateralized by U.S. Treasury obligations: total value $153,000,001)	150,000,000	150,000,000

The accompanying notes are an integral part of these financial statements.

8	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND(Continued)
August 31, 2026

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
Canadian Imperial Bank of Commerce
3.64%, dated 08/18/2026, matures 09/01/2026, repurchase price $350,495,444 (collateralized by U.S. Treasury obligations: total value $357,505,370)	$350,000,000	$350,000,000
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $500,050,972 (collateralized by U.S. Treasury obligations: total value $510,052,010)	500,000,000	500,000,000
3.65%, dated 07/30/2026, matures 09/08/2026, repurchase price $2,008,111,111 (collateralized by U.S. Treasury obligations: total value $2,046,825,528)(e)	2,000,000,000	2,000,000,000
3.64%, dated 08/20/2026, matures 09/08/2026, repurchase price $100,192,111 (collateralized by U.S. Treasury obligations: total value $102,123,823)(e)	100,000,000	100,000,000
3.65%, dated 08/25/2026, matures 09/08/2026, repurchase price $125,177,431 (collateralized by U.S. Treasury obligations: total value $127,590,506)(e)	125,000,000	125,000,000
3.65%, dated 08/27/2026, matures 09/10/2026, repurchase price $375,532,292 (collateralized by U.S. Treasury obligations: total value $382,693,969)	375,000,000	375,000,000
Citigroup Global Markets Inc. 3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $1,000,101,944 (collateralized by U.S. Treasury obligations: total value $1,020,104,652)	1,000,000,000	1,000,000,000

	Par	Value
Credit Agricole Corporate and Investment Bank
3.66%, dated 08/31/2026, matures 09/01/2026, repurchase price $576,679,103 (collateralized by U.S. Treasury obligations: total value $588,152,890)	$576,620,480	$576,620,480
3.65%, dated 08/06/2026, matures 09/04/2026, repurchase price $351,029,097 (collateralized by U.S. Treasury obligations: total value $357,000,001)(e)	350,000,000	350,000,000
3.64%, dated 08/07/2026, matures 09/08/2026, repurchase price $702,264,889 (collateralized by U.S. Treasury obligations: total value $714,000,001)(e)	700,000,000	700,000,000
3.64%, dated 08/14/2026, matures 09/08/2026, repurchase price $1,052,654,167 (collateralized by U.S. Treasury obligations: total value $1,071,000,000)(e)	1,050,000,000	1,050,000,000
3.64%, dated 08/13/2026, matures 09/08/2026, repurchase price $451,183,000 (collateralized by U.S. Treasury obligations: total value $459,000,001)(e)	450,000,000	450,000,000
3.64%, dated 08/14/2026, matures 09/08/2026, repurchase price $902,275,000 (collateralized by U.S. Treasury obligations: total value $918,000,001)(e)	900,000,000	900,000,000
FICC/Bank of New York 3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $3,500,356,806 (collateralized by U.S. Treasury obligations: total value $3,570,000,082)	3,500,000,000	3,500,000,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	9

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND(Continued)
August 31, 2026

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
FICC/BNP Paribas 3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $4,600,468,944 (collateralized by U.S. Treasury obligations: total value $4,692,000,041)	$4,600,000,000	$4,600,000,000
FICC/Credit Agricole Corporate and Investment Bank 3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $650,066,264 (collateralized by U.S. Treasury obligations: total value $663,072,968)	650,000,000	650,000,000
FICC/J.P. Morgan Securities LLC 3.66%, dated 08/31/2026, matures 09/01/2026, repurchase price $2,000,203,333 (collateralized by U.S. Treasury obligations: total value $2,040,207,467)	2,000,000,000	2,000,000,000
FICC/State Street Bank and Trust Company
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $1,700,173,306 (collateralized by U.S. Treasury obligations: total value $1,734,000,067)	1,700,000,000	1,700,000,000
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $1,600,163,111 (collateralized by U.S. Treasury obligations: total value $1,632,000,038)	1,600,000,000	1,600,000,000
3.60%, dated 08/31/2026, matures 09/01/2026, repurchase price $200,020,000 (collateralized by U.S. Treasury obligations: total value $204,000,046)	200,000,000	200,000,000

	Par	Value
FICC/The Northern Trust Company
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $2,000,203,889 (collateralized by U.S. Treasury obligations: total value $2,040,000,000)	$2,000,000,000	$2,000,000,000
3.55%, dated 08/31/2026, matures 09/01/2026, repurchase price $1,350,133,125 (collateralized by U.S. Treasury obligations: total value $1,377,000,000)	1,350,000,000	1,350,000,000
3.58%, dated 08/31/2026, matures 09/01/2026, repurchase price $1,200,119,333 (collateralized by U.S. Treasury obligations: total value $1,224,000,000)	1,200,000,000	1,200,000,000
Goldman Sachs & Co. LLC 3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $100,010,194 (collateralized by U.S. Treasury obligations: total value $102,000,037)	100,000,000	100,000,000
HSBC Securities (USA), Inc.
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $150,015,292 (collateralized by U.S. Treasury obligations: total value $153,015,665)	150,000,000	150,000,000
3.66%, (SOFR + 0.00%), dated 11/15/2024, matures 09/08/2026, repurchase price $300,244,000 (collateralized by U.S. Treasury obligations: total value $306,031,110)(e)	300,000,000	300,000,000
ING Financial Markets LLC 3.65%, dated 08/25/2026, matures 09/01/2026, repurchase price $150,106,458 (collateralized by U.S. Treasury obligations: total value $153,000,491)	150,000,000	150,000,000

The accompanying notes are an integral part of these financial statements.

10	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND(Continued)
August 31, 2026

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
J.P. Morgan Securities LLC 3.66%, dated 08/31/2026, matures 09/01/2026, repurchase price $3,000,305,000 (collateralized by U.S. Treasury obligations: total value $3,060,311,102)	$3,000,000,000	$3,000,000,000
MUFG Securities (Canada) Ltd.
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $600,061,167 (collateralized by U.S. Treasury obligations: total value $612,062,393)	600,000,000	600,000,000
3.64%, dated 08/26/2026, matures 09/02/2026, repurchase price $450,318,500 (collateralized by U.S. Treasury obligations: total value $459,278,476)	450,000,000	450,000,000
3.64%, dated 07/30/2026, matures 09/08/2026, repurchase price $1,154,651,111 (collateralized by U.S. Treasury obligations: total value $1,176,913,922)(e)	1,150,000,000	1,150,000,000
3.70%, (SOFR + 0.04%), dated 01/17/2025, matures 10/05/2026, repurchase price $501,798,611 (collateralized by U.S. Treasury obligations: total value $510,052,466)(e)	500,000,000	500,000,000
RBC Dominion Securities Inc.
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $400,040,778 (collateralized by U.S. Treasury obligations: total value $408,000,035)	400,000,000	400,000,000

	Par	Value
3.64%, dated 07/30/2026, matures 09/08/2026, repurchase price $2,384,605,556 (collateralized by U.S. Treasury obligations: total value $2,422,500,045)(e)	$2,375,000,000	$2,375,000,000
Royal Bank of Canada
3.74%, dated 07/29/2026, matures 09/08/2026, repurchase price $702,981,611 (collateralized by U.S. Treasury obligations: total value $714,000,002)(e)	700,000,000	700,000,000
3.70%, dated 08/25/2026, matures 09/08/2026, repurchase price $701,007,222 (collateralized by U.S. Treasury obligations: total value $714,000,071)(e)	700,000,000	700,000,000
3.70%, dated 08/24/2026, matures 09/08/2026, repurchase price $1,001,541,667 (collateralized by U.S. Treasury obligations: total value $1,020,000,060)(e)	1,000,000,000	1,000,000,000
Societe Generale 3.65%, dated 08/26/2026, matures 09/02/2026, repurchase price $1,501,064,583 (collateralized by U.S. Treasury obligations: total value $1,530,000,098)	1,500,000,000	1,500,000,000
TD Securities (USA) LLC 3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $300,030,583 (collateralized by U.S. Treasury obligations: total value $306,000,012)	300,000,000	300,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENTS (Cost $46,451,939,000)		46,451,939,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	11

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND (Concluded)
August 31, 2026

	Par	Value
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 0.5%
TD Securities (USA) LLC 3.65%, dated 08/25/2026, matures 09/01/2026, repurchase price $700,496,806 (collateralized by various government agency securities: total value $714,000,273)	$700,000,000	$700,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS (Cost $700,000,000)		700,000,000
TOTAL INVESTMENTS — 100.3% (Cost $129,955,014,422)		$129,955,014,422
Liabilities in Excess of Other Assets — (0.3)%		(376,672,914)
TOTAL NET ASSETS — 100.0%		$129,578,341,508

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
FICC - Fixed Income Clearing Corporation
SOFR - Secured Overnight Financing Rate
LLC - Limited Liability Company
(a)	The rate shown is the annualized yield as of August 31, 2026.
(b)	Security or a portion of the security purchased on a when- issued or delayed delivery basis.
(c)	Zero coupon bonds make no periodic interest payments.
(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(e)	The maturity date shown represents the next put date.
The accompanying notes are an integral part of these financial statements.

12	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
INSTITUTIONAL PRIME OBLIGATIONS FUND
August 31, 2026

	Par	Value
NON-NEGOTIABLE TIME DEPOSITS — 20.8%
Canadian Imperial Bank of Commerce, Toronto Branch, 3.55%, 09/01/2026	$45,000,000	$45,000,000
Cooperatieve Rabobank UA, New York Branch, 3.62%, 09/01/2026	45,000,000	45,000,000
Credit Agricole Corporate and Investment Bank, New York Branch, 3.57%, 09/01/2026	40,000,000	40,000,000
DNB Bank ASA, New York Branch, 3.53%, 09/01/2026	45,000,000	45,000,000
Erste Group Bank AG, New York Branch, 3.62%, 09/01/2026	45,000,000	45,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSITS (Cost $220,000,000)		220,000,000
FINANCIAL COMPANY COMMERCIAL PAPER — 13.7%
Barclays Bank UK PLC, 3.71%, 09/02/2026(a)(b)	45,000,000	44,990,820
CDP Financial Inc, 3.71%, 09/03/2026(a)(b)	25,000,000	24,992,358
NRW.Bank, 3.70%, 09/04/2026(a)	30,000,000	29,987,862
Pacific Life Insurance Co, 3.72%, 09/04/2026(a)	45,000,000	44,981,694
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $144,967,467)		144,952,734
ASSET BACKED COMMERCIAL PAPER — 6.6%
Autobahn Funding Co LLC, 3.72%, 09/02/2026(a)(b)	35,000,000	34,992,860
Ionic Funding LLC
3.76%, 09/01/2026(a)	10,000,000	9,998,966
3.76%, 09/02/2026(a)	25,000,000	24,994,830
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $69,993,856)		69,986,656
NON-FINANCIAL COMPANY COMMERCIAL PAPER — 4.2%
Exxon Mobil Corp, 3.70%, 09/02/2026(a)	45,000,000	44,991,009
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER (Cost $44,995,437)		44,991,009

	Par	Value
OTHER REPURCHASE AGREEMENTS — 28.1%
Bank of Nova Scotia
3.77% (OBFR + 0.06%), dated 08/31/2026, matures 09/01/2026, repurchase price $25,002,618 (collateralized by various securities: total value $26,252,749)	$25,000,000	$25,000,000
3.74% (OBFR + 0.11%), dated 08/31/2026, matures 09/01/2026, repurchase price $15,001,558 (collateralized by various securities: total value $15,752,236)	15,000,000	15,000,000
BNP Paribas
3.72% (OBFR), dated 08/31/2026, matures 09/01/2026, repurchase price $10,001,033 (collateralized by various securities: total value $10,500,000)	10,000,000	10,000,000
3.78% (OBFR + 0.09%), dated 08/31/2026, matures 09/01/2026, repurchase price $27,002,835 (collateralized by various securities: total value $28,350,001)	27,000,000	27,000,000
Citigroup Global Markets Inc. 3.70%, dated 08/31/2026, matures 09/01/2026, repurchase price $30,003,083 (collateralized by various securities: total value $31,503,251)	30,000,000	30,000,000
Credit Agricole Corporate and Investment Bank 3.69% (OBFR + 0.14%), dated 11/15/2024, matures 09/08/2026, repurchase price $5,004,100 (collateralized by various securities: total value $5,248,636)(c)	5,000,000	5,000,000
HSBC Securities (USA), Inc. 3.73% (OBFR + 0.15%), dated 08/31/2026, matures 09/01/2026, repurchase price $31,003,212 (collateralized by various securities: total value $32,553,379)	31,000,000	31,000,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	13

SCHEDULE OF INVESTMENTS
INSTITUTIONAL PRIME OBLIGATIONS FUND (Continued)
August 31, 2026

	Par	Value
OTHER REPURCHASE AGREEMENTS — (Continued)
ING Financial Markets LLC 3.73%, dated 08/31/2026, matures 09/01/2026, repurchase price $10,001,036 (collateralized by various securities: total value $10,500,023)	$10,000,000	$10,000,000
J.P. Morgan Securities LLC
3.75% (OBFR + 0.12%), dated 11/15/2024, matures 09/08/2026, repurchase price $25,020,833 (collateralized by various securities: total value $26,329,360)(c)	25,000,000	25,000,000
3.78% (OBFR + 0.15%), dated 11/15/2024, matures 09/08/2026, repurchase price $15,012,600 (collateralized by various securities: total value $15,798,189)(c)	15,000,000	15,000,000
MUFG Securities Americas Inc.
3.70% (OBFR + 0.07%), dated 08/31/2026, matures 09/01/2026, repurchase price $25,002,569 (collateralized by various securities: total value $26,250,010)	25,000,000	25,000,000
3.69% (OBFR + 0.14%), dated 08/31/2026, matures 09/01/2026, repurchase price $10,001,025 (collateralized by various securities: total value $10,500,703)	10,000,000	10,000,000
Societe Generale 3.73% (OBFR + 0.15%), dated 08/31/2026, matures 09/01/2026, repurchase price $35,003,626 (collateralized by various securities: total value $36,750,380)	35,000,000	35,000,000

	Par	Value
TD Securities (USA) LLC
3.70% (OBFR + 0.30%), dated 08/31/2026, matures 09/01/2026, repurchase price $25,002,569 (collateralized by various securities: total value $26,253,441)	$25,000,000	$25,000,000
3.73% (OBFR + 0.10%), dated 08/31/2026, matures 09/01/2026, repurchase price $10,001,036 (collateralized by various securities: total value $10,500,003)	10,000,000	10,000,000
TOTAL OTHER REPURCHASE AGREEMENTS (Cost $298,000,000)		298,000,000
U.S. TREASURY REPURCHASE AGREEMENTS — 26.9%
Bank of Nova Scotia 3.66%, dated 08/31/2026, matures 09/01/2026, repurchase price $143,019,899 (collateralized by U.S. Treasury obligations: total value $145,865,470)	143,005,360	143,005,360
Credit Agricole Corporate and Investment Bank 3.66%, dated 08/31/2026, matures 09/01/2026, repurchase price $67,303,482 (collateralized by U.S. Treasury obligations: total value $68,642,573)	67,296,640	67,296,640
FICC/Bank of New York 3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $25,002,549 (collateralized by U.S. Treasury obligations: total value $25,500,085)	25,000,000	25,000,000
FICC/State Street Bank and Trust Company 3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $25,002,549 (collateralized by U.S. Treasury obligations: total value $25,500,113)	25,000,000	25,000,000

The accompanying notes are an integral part of these financial statements.

14	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
INSTITUTIONAL PRIME OBLIGATIONS FUND (Concluded)
August 31, 2026

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
FICC/The Northern Trust Company 3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $25,002,549 (collateralized by U.S. Treasury obligations: total value $25,500,000)	$25,000,000	$25,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENTS (Cost $285,302,000)		285,302,000
TOTAL INVESTMENTS — 100.3% (Cost $1,063,258,761)		$1,063,232,399
Liabilities in Excess of Other Assets — (0.3)%		(3,113,398)
TOTAL NET ASSETS — 100.0%		$1,060,119,001

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
FICC - Fixed Income Clearing Corporation
OBFR - Overnight Bank Funding Rate
LLC - Limited Liability Company
(a)	The rate shown is the annualized yield as of August 31, 2026.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $104,976,038 or 9.9% of the Fund’s net assets.

(c)	The maturity date shown represents the next put date.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	15

Schedule of Investments
Retail Prime Obligations Fund
August 31, 2026

	Par	Value
NON-NEGOTIABLE TIME DEPOSITS — 21.4%
Canadian Imperial Bank of Commerce, Toronto Branch, 3.55%, 09/01/2026	$135,000,000	$135,000,000
Cooperatieve Rabobank UA, New York Branch, 3.62%, 09/01/2026	140,000,000	140,000,000
Credit Agricole Corporate and Investment Bank, New York Branch, 3.57%, 09/01/2026	68,911,000	68,911,000
DNB Bank ASA, New York Branch, 3.53%, 09/01/2026	140,000,000	140,000,000
Erste Group Bank AG, New York Branch, 3.62%, 09/01/2026	140,000,000	140,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSITS (Cost $623,911,000)		623,911,000
FINANCIAL COMPANY COMMERCIAL PAPER — 18.0%
ANZ New Zealand International Ltd, 3.94% (SOFR + 0.29%), 02/17/2027(a)	5,000,000	4,999,715
ASB Bank Ltd
3.99% (SOFR + 0.35%), 09/24/2026(a)	10,000,000	10,000,748
3.86% (SOFR + 0.22%), 10/01/2026(a)	5,000,000	5,000,000
3.75%, 11/23/2026(a)(b)	5,000,000	4,957,347
Bank of America NA, 4.04% (SOFR + 0.40%), 07/02/2027	10,000,000	10,000,000
Bank of New York Mellon, 4.00%, 02/26/2027(b)	8,000,000	7,843,756
Bank of New Zealand, 4.00%, 12/17/2026(a)(b)	5,000,000	4,941,299
Bank of Nova Scotia, 4.02%, 04/28/2027(a)(b)	4,000,000	3,894,840
Barclays US CCP, 3.96%, 10/05/2026(a)(b)	10,000,000	9,963,072
BofA Securities, Inc.
3.99%, 11/13/2026(b)	10,000,000	9,920,106
4.11%, 01/22/2027(b)	5,000,000	4,919,562
CDP Financial Inc
3.81%, 09/04/2026(a)(b)	6,620,000	6,617,926
3.92%, 12/10/2026(a)(b)	10,000,000	9,892,500
4.03%, 01/04/2027(a)(b)	7,000,000	6,903,507
Citigroup Global Markets Inc
3.91%, 09/24/2026(a)(b)	10,000,000	9,975,339
3.94% (SOFR + 0.30%), 10/01/2026(a)	5,000,000	5,000,000
Commonwealth Bank of Australia, 3.92% (SOFR + 0.27%), 03/03/2027(a)	10,000,000	10,000,000

	Par	Value
DZ Bank AG/NY
3.70%, 09/03/2026(a)(b)	$10,000,000	$9,997,972
3.84%, 09/21/2026(a)(b)	8,000,000	7,983,156
3.87%, 12/01/2026(a)(b)	10,000,000	9,903,439
Lloyds Bank PLC
3.88% (SOFR + 0.24%), 10/23/2026	5,000,000	5,000,000
3.95%, 11/06/2026(b)	8,000,000	7,942,800
Macquarie Bank Ltd
3.90%, 09/14/2026(a)(b)	2,600,000	2,596,385
3.99%, 11/02/2026(a)(b)	5,000,000	4,966,072
3.91% (SOFR + 0.27%), 11/30/2026(a)	5,000,000	5,000,000
3.94% (SOFR + 0.30%), 03/04/2027(a)	5,000,000	5,000,000
3.96% (SOFR + 0.32%), 05/25/2027(a)	5,000,000	5,000,000
MetLife Short Term Funding LLC
3.78%, 09/04/2026(a)(b)	7,100,000	7,097,793
3.84%, 09/15/2026(a)(b)	5,000,000	4,992,631
3.87%, 09/22/2026(a)(b)	5,000,000	4,988,858
3.88%, 10/09/2026(a)(b)	8,000,000	7,967,658
3.85%, 10/22/2026(a)(b)	5,000,000	4,973,083
3.87%, 11/09/2026(a)(b)	5,531,000	5,490,504
3.88%, 12/14/2026(a)(b)	7,000,000	6,922,549
4.04%, 01/25/2027(a)(b)	7,000,000	6,887,012
3.99%, 02/03/2027(a)(b)	5,000,000	4,915,180
National Australia Bank Ltd
3.91% (SOFR + 0.26%), 10/06/2026(a)	10,000,000	10,000,000
3.90%, 12/02/2026(a)(b)	10,000,000	9,901,611
3.90%, 12/03/2026(a)(b)	5,000,000	4,950,271
3.92% (SOFR + 0.27%), 04/01/2027(a)	7,000,000	7,000,000
Nationwide Building Society, 3.94%, 10/19/2026(a)(b)	10,000,000	9,948,133
Nordea Bank Abp/NY, 3.94% (SOFR + 0.29%), 05/10/2027(a)	7,000,000	7,000,000
Omers Finance Trust
3.81%, 09/17/2026(a)(b)	10,000,000	9,983,289
3.88%, 11/10/2026(a)(b)	10,000,000	9,925,528
3.88%, 11/12/2026(a)(b)	10,000,000	9,923,400
3.90%, 12/01/2026(a)(b)	10,000,000	9,902,681
Ontario Teachers’ Finance Trust, 3.65%, 10/07/2026(a)(b)	10,000,000	9,964,000
Royal Bank of Canada, 4.05%, 01/21/2027(b)	10,000,000	9,842,617
Santander UK PLC, 3.94%, 11/04/2026(b)	5,000,000	4,965,422
Skandinaviska Enskilda Banken AB
3.90%, 10/20/2026(a)(b)	5,000,000	4,973,799
3.92%, 12/15/2026(a)(b)	7,000,000	6,920,987

The accompanying notes are an integral part of these financial statements.

16	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Schedule of Investments
Retail Prime Obligations Fund(Continued)
August 31, 2026

	Par	Value
FINANCIAL COMPANY COMMERCIAL PAPER — (Continued)
3.94% (SOFR + 0.30%), 05/06/2027(a)	$7,000,000	$7,000,000
3.93% (SOFR + 0.29%), 05/12/2027(a)	7,000,000	7,000,000
Sumitomo Mitsui Banking Corp, 4.00% (SOFR + 0.35%), 04/23/2027(a)	5,000,000	5,000,000
Sumitomo Mitsui Trust/NY
3.87%, 09/09/2026(a)(b)	10,000,000	9,991,511
3.97%, 11/09/2026(a)(b)	8,000,000	7,939,893
Svenska Handelsbanken AB
3.95%, 10/08/2026(a)(b)	7,000,000	6,971,942
3.70%, 10/27/2026(a)(b)	10,000,000	9,943,222
3.65%, 11/04/2026(a)(b)	6,000,000	5,961,600
4.08%, 12/16/2026(a)(b)	8,000,000	7,905,307
Swedbank
3.84%, 09/10/2026(a)(b)	6,250,000	6,244,078
3.89%, 10/19/2026(a)(b)	7,000,000	6,964,160
3.98%, 12/07/2026(a)(b)	15,000,000	14,841,243
3.94%, 12/11/2026(a)(b)	7,000,000	6,923,605
3.91% (SOFR + 0.27%), 02/16/2027(a)	8,000,000	8,000,365
3.95% (SOFR + 0.31%), 04/01/2027(a)	7,000,000	7,000,000
3.93% (SOFR + 0.29%), 05/13/2027(a)	5,000,000	5,000,000
Wells Fargo Securities LLC, 4.04%, 02/12/2027(a)(b)	8,000,000	7,854,951
Westpac Banking Corp
3.69%, 09/09/2026(a)(b)	10,000,000	9,991,911
3.95%, 01/20/2027(a)(b)	5,000,000	4,923,625
3.92% (SOFR + 0.27%), 01/25/2027(a)	5,000,000	4,999,997
3.88%, 04/16/2027(a)(b)	5,000,000	4,879,249
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $522,993,206)		522,993,206
ASSET BACKED COMMERCIAL PAPER — 12.2%
Autobahn Funding Co LLC
3.85%, 09/09/2026(a)(b)	10,000,000	9,991,556
3.85%, 09/15/2026(a)(b)	10,000,000	9,985,222
Bedford Row Funding Corp
3.93%, 10/01/2026(a)(b)	7,000,000	6,977,367
3.87%, 10/05/2026(a)(b)	5,000,000	4,981,961
Charta LLC, 3.85%, 09/22/2026(a)(b)	16,000,000	15,964,533
Fairway Finance Co LLC
3.90%, 09/22/2026(a)(b)	10,000,000	9,977,542
3.92%, 11/03/2026(a)(b)	20,000,000	19,864,550

	Par	Value
3.92% (SOFR + 0.27%), 12/03/2026(a)	$5,000,000	$5,000,000
3.93% (SOFR + 0.28%), 01/06/2027(a)	7,000,000	7,000,000
4.04%, 01/20/2027(a)(b)	6,000,000	5,906,470
3.98% (SOFR + 0.33%), 02/11/2027(a)	5,000,000	5,000,000
4.09%, 02/17/2027(a)(b)	7,000,000	6,867,570
Fastnet Funding Co LLC, 3.98%, 11/13/2026(a)(b)	8,000,000	7,936,247
Ionic Funding LLC
3.80%, 09/15/2026(b)	12,000,000	11,982,500
3.96%, 11/13/2026(b)	10,000,000	9,920,714
3.90% (SOFR + 0.25%), 11/18/2026	10,000,000	10,000,000
Liberty Street Funding LLC
4.00%, 09/28/2026(a)(b)	10,000,000	9,970,375
3.93%, 10/02/2026(a)(b)	4,185,000	4,171,018
3.89%, 10/19/2026(a)(b)	7,000,000	6,964,160
3.95%, 11/03/2026(a)(b)	8,000,000	7,945,400
3.89%, 11/05/2026(a)(b)	7,000,000	6,951,467
3.95%, 11/09/2026(a)(b)	8,000,000	7,940,200
3.98%, 01/19/2027(a)(b)	8,000,000	7,877,733
4.02%, 02/16/2027(a)(b)	5,000,000	4,907,600
Longship Funding LLC, 3.85%, 09/15/2026(a)(b)	20,000,000	19,970,444
Manhattan Asset Funding Co LLC
3.90%, 11/03/2026(a)(b)	10,000,000	9,932,625
3.93%, 11/23/2026(b)	5,000,000	4,955,272
Mont Blanc Capital Corp, 3.97%, 12/11/2026(a)(b)	3,223,000	3,187,554
Old Line Funding LLC
3.94%, 09/28/2026(a)(b)	8,000,000	7,976,660
3.91%, 12/02/2026(a)(b)	6,000,000	5,940,813
3.94%, 01/14/2027(a)(b)	3,690,000	3,636,172
3.93% (SOFR + 0.29%), 02/18/2027(a)	5,000,000	5,000,000
3.93% (SOFR + 0.29%), 02/22/2027(a)	7,000,000	7,000,000
Reliance Funding Co LLC
3.99%, 11/19/2026(a)(b)	5,000,000	4,956,769
4.03%, 12/03/2026(a)(b)	7,600,000	7,522,056
Sheffield Receivables Co LLC
3.90%, 09/02/2026(a)(b)	10,000,000	9,998,931
3.95%, 10/21/2026(a)(b)	10,000,000	9,945,833
3.92%, 11/05/2026(a)(b)	16,000,000	15,888,200
Thunder Bay Funding LLC
3.78%, 09/01/2026(a)(b)	8,000,000	8,000,000
3.93% (SOFR + 0.29%), 02/01/2027(a)	7,000,000	7,000,000
4.21%, 02/04/2027(a)(b)	5,000,000	4,910,083

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	17

Schedule of Investments
Retail Prime Obligations Fund(Continued)
August 31, 2026

	Par	Value
ASSET BACKED COMMERCIAL PAPER — (Continued)
Versailles Commercial Paper LLC
3.91%, 11/13/2026(b)	$8,000,000	$7,937,382
4.11%, 01/06/2027(b)	5,000,000	4,928,563
4.14%, 02/08/2027(b)	5,000,000	4,909,333
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $357,680,875)		357,680,875
CERTIFICATES OF DEPOSIT — 6.3%
Bank of America NA, 3.94%, 12/04/2026	7,000,000	7,000,000
Bank of Montreal/Chicago, 4.00% (SOFR + 0.35%), 04/15/2027	7,000,000	7,000,000
Bank of Nova Scotia/Houston
3.95% (SOFR + 0.30%), 09/01/2026	8,400,000	8,400,000
3.98% (SOFR + 0.33%), 11/06/2026	8,000,000	8,001,349
Commonwealth Bank of Australia/NY
3.95% (SOFR + 0.30%), 09/29/2026	5,000,000	5,000,000
3.92% (SOFR + 0.27%), 01/25/2027	5,000,000	5,000,000
Credit Industriel et Commercial/NY, 4.00% (SOFR + 0.35%), 09/17/2026	7,000,000	7,000,556
Mizuho Bank Ltd/NY
3.85% (SOFR + 0.21%), 09/03/2026	5,000,000	5,000,000
4.04% (SOFR + 0.40%), 10/14/2026	10,000,000	10,002,238
3.92% (SOFR + 0.28%), 10/28/2026	7,000,000	7,000,000
3.89% (SOFR + 0.25%), 02/26/2027	7,000,000	7,000,000
National Australia Bank Ltd/NY
3.85% (SOFR + 0.20%), 10/16/2026	5,000,000	5,000,000
3.84% (SOFR + 0.19%), 11/04/2026	5,000,000	4,999,732
3.92% (SOFR + 0.27%), 02/11/2027	5,000,000	5,000,000
Nordea Bank Abp/NY, 3.91% (SOFR + 0.26%), 12/22/2026	7,000,000	7,000,000
Skandinaviska Enskilda Banken AB/NY
3.90% (SOFR + 0.26%), 11/30/2026	5,000,000	5,000,000
3.93% (SOFR + 0.29%), 01/20/2027	5,000,000	5,000,566

	Par	Value
State Street Bank and Trust Co, 3.89% (SOFR + 0.25%), 03/03/2027	$10,000,000	$10,000,000
Sumitomo Mitsui Bank/NY
3.91% (SOFR + 0.26%), 11/19/2026	5,000,000	4,999,995
3.91% (SOFR + 0.26%), 02/25/2027	5,000,000	5,000,000
Sumitomo Mitsui Trust/NY
3.92% (SOFR + 0.27%), 11/12/2026	5,000,000	5,000,000
3.94% (SOFR + 0.29%), 01/12/2027	7,000,000	7,000,000
3.93% (SOFR + 0.28%), 02/03/2027	5,000,000	5,000,000
3.94% (SOFR + 0.29%), 02/24/2027	7,000,000	7,000,000
Swedbank/NY
3.94% (SOFR + 0.30%), 10/16/2026	4,000,000	4,000,296
3.90% (SOFR + 0.26%), 12/23/2026	7,000,000	7,000,000
Wells Fargo Bank NA
3.75%, 10/30/2026	10,000,000	9,995,392
3.87% (SOFR + 0.22%), 11/10/2026	5,000,000	5,000,000
Westpac Banking Corp/NY, 3.92% (SOFR + 0.27%), 02/05/2027	5,000,000	5,000,647
TOTAL CERTIFICATES OF DEPOSIT (Cost $183,400,771)		183,400,771
NON-FINANCIAL COMPANY COMMERCIAL PAPER — 1.6%
Chevron Corp, 3.80%, 10/02/2026(a)(b)	7,000,000	6,977,396
CISCO Systems Inc, 3.82%, 10/05/2026(a)(b)	6,000,000	5,978,636
John Deere Financial Inc, 3.85%, 09/10/2026(a)(b)	9,200,000	9,191,260
PACCAR Financial Corp, 3.76%, 09/08/2026(b)	13,000,000	12,990,622
TotalEnergies Capital SA, 3.85%, 09/01/2026(a)(b)	10,000,000	10,000,000
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER (Cost $45,137,914)		45,137,914
OTHER INSTRUMENTS — 0.9%
Chevron Corp, 4.00% (SOFR + 0.36%), 02/26/2027	5,000,000	5,003,201
Citigroup Global Markets Inc
4.11% (SOFR + 0.47%), 11/13/2026(a)	5,000,000	5,000,000
4.12% (SOFR + 0.48%), 06/10/2027(a)	10,000,000	10,000,000

The accompanying notes are an integral part of these financial statements.

18	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Schedule of Investments
Retail Prime Obligations Fund(Continued)
August 31, 2026

	Par	Value
OTHER INSTRUMENTS — (Continued)
Toyota Motor Credit Corp, 3.99% (SOFR + 0.35%), 12/09/2026	$5,000,000	$5,000,000
TOTAL OTHER INSTRUMENTS (Cost $25,003,201)		25,003,201
OTHER REPURCHASE AGREEMENTS — 33.0%
Bank of Nova Scotia
3.77% (OBFR + 0.06%), dated 08/31/2026, matures 09/01/2026, repurchase price $20,002,094 (collateralized by various securities: total value $21,002,200)	20,000,000	20,000,000
3.74% (OBFR + 0.11%), dated 08/31/2026, matures 09/01/2026, repurchase price $35,003,636 (collateralized by various securities: total value $36,753,837)	35,000,000	35,000,000
BNP Paribas
3.78% (OBFR + 0.09%), dated 08/31/2026, matures 09/01/2026, repurchase price $90,009,450 (collateralized by various securities: total value $94,500,000)	90,000,000	90,000,000
3.72% (OBFR), dated 08/31/2026, matures 09/01/2026, repurchase price $20,002,067 (collateralized by various securities: total value $21,000,000)	20,000,000	20,000,000
3.88% (OBFR + 0.25%), dated 11/15/2024, matures 10/05/2026, repurchase price $27,101,850 (collateralized by various securities: total value $28,350,006)(c)	27,000,000	27,000,000
BofA Securities, Inc. 3.93% (OBFR + 0.10%), dated 11/15/2024, matures 10/05/2026, repurchase price $25,095,521 (collateralized by various securities: total value $26,250,019)(c)	25,000,000	25,000,000

	Par	Value
Citigroup Global Markets Inc. 3.70%, dated 08/31/2026, matures 09/01/2026, repurchase price $65,006,681 (collateralized by various securities: total value $68,257,017)	$65,000,000	$65,000,000
Credit Agricole Corporate and Investment Bank 3.69% (OBFR + 0.14%), dated 11/15/2024, matures 09/08/2026, repurchase price $10,008,200 (collateralized by various securities: total value $10,500,000)(c)	10,000,000	10,000,000
HSBC Securities (USA), Inc.
3.73% (OBFR + 0.15%), dated 08/31/2026, matures 09/01/2026, repurchase price $107,011,086 (collateralized by various securities: total value $112,361,984)	107,000,000	107,000,000
3.88% (SOFR + 0.20%), dated 11/15/2024, matures 10/05/2026, repurchase price $7,026,406 (collateralized by various securities: total value $7,351,299)(c)	7,000,000	7,000,000
ING Financial Markets LLC 3.73%, dated 08/31/2026, matures 09/01/2026, repurchase price $25,002,590 (collateralized by various securities: total value $26,250,018)	25,000,000	25,000,000
J.P. Morgan Securities LLC
3.78% (OBFR + 0.15%), dated 11/15/2024, matures 09/08/2026, repurchase price $30,025,200 (collateralized by various securities: total value $31,596,371)(c)	30,000,000	30,000,000
3.75% (OBFR + 0.12%), dated 11/15/2024, matures 09/08/2026, repurchase price $55,045,833 (collateralized by various securities: total value $57,924,454)(c)	55,000,000	55,000,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	19

Schedule of Investments
Retail Prime Obligations Fund(Continued)
August 31, 2026

	Par	Value
OTHER REPURCHASE AGREEMENTS — (Continued)
3.80% (SOFR + 0.10%), dated 09/03/2025, matures 09/08/2026, repurchase price $15,012,667 (collateralized by various securities: total value $15,797,698)(c)	$15,000,000	$15,000,000
4.03% (OBFR + 0.40%), dated 11/15/2024, matures 11/29/2026, repurchase price $31,312,325 (collateralized by various securities: total value $32,655,671)(c)	31,000,000	31,000,000
MUFG Securities Americas Inc.
3.70% (OBFR + 0.07%), dated 08/31/2026, matures 09/01/2026, repurchase price $95,009,764 (collateralized by various securities: total value $99,750,003)	95,000,000	95,000,000
3.69% (OBFR + 0.14%), dated 08/31/2026, matures 09/01/2026, repurchase price $40,004,100 (collateralized by various securities: total value $41,646,048)	40,000,000	40,000,000
Societe Generale 3.73% (OBFR + 0.15%), dated 08/31/2026, matures 09/01/2026, repurchase price $130,013,469 (collateralized by various securities: total value $136,500,878)	130,000,000	130,000,000
TD Securities (USA) LLC
3.70% (OBFR + 0.30%), dated 08/31/2026, matures 09/01/2026, repurchase price $105,010,792 (collateralized by various securities: total value $110,255,194)	105,000,000	105,000,000

	Par	Value
3.73% (OBFR + 0.10%), dated 08/31/2026, matures 09/01/2026, repurchase price $30,003,108 (collateralized by various securities: total value $31,500,001)	$30,000,000	$30,000,000
TOTAL OTHER REPURCHASE AGREEMENTS (Cost $962,000,000)		962,000,000
U.S. TREASURY REPURCHASE AGREEMENTS — 7.1%
Bank of Nova Scotia 3.66%, dated 08/31/2026, matures 09/01/2026, repurchase price $90,549,165 (collateralized by U.S. Treasury obligations: total value $92,350,761)	90,539,960	90,539,960
Credit Agricole Corporate and Investment Bank 3.66%, dated 08/31/2026, matures 09/01/2026, repurchase price $42,611,372 (collateralized by U.S. Treasury obligations: total value $43,459,181)	42,607,040	42,607,040
FICC/Bank of New York 3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $25,002,549 (collateralized by U.S. Treasury obligations: total value $25,500,085)	25,000,000	25,000,000
FICC/State Street Bank and Trust Company 3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $25,002,549 (collateralized by U.S. Treasury obligations: total value $25,500,113)	25,000,000	25,000,000

The accompanying notes are an integral part of these financial statements.

20	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Schedule of Investments
Retail Prime Obligations Fund (Concluded)
August 31, 2026

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
FICC/The Northern Trust Company 3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $25,002,549 (collateralized by U.S. Treasury obligations: total value $25,500,000)	$25,000,000	$25,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENTS (Cost $208,147,000)		208,147,000
TOTAL INVESTMENTS — 100.5% (Cost $2,928,273,967)		$2,928,273,967
Liabilities in Excess of Other Assets — (0.5)%		(15,814,559)
TOTAL NET ASSETS — 100.0%		$2,912,459,408

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
FICC - Fixed Income Clearing Corporation
OBFR - Overnight Bank Funding Rate
SOFR - Secured Overnight Financing Rate
LLC - Limited Liability Company
PLC - Public Limited Company
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $812,753,346 or 27.9% of the Fund’s net assets.

(b)	The rate shown is the annualized yield as of August 31, 2026.
(c)	The maturity date shown represents the next put date.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	21

SCHEDULE OF INVESTMENTS
Retail Tax Free Obligations Fund
August 31, 2026

	Par	Value
VARIABLE RATE DEMAND NOTES — 71.8%
Florida — 8.0%
Halifax Hospital Medical Center Daytona Beach, Florida,
Series 2008, 2.35%, 09/08/2026 (LOC: JPMorgan Chase Bank)(a)	$18,580,000	$18,580,000
Hillsborough County Industrial Development Authority, Baycare Health System,
Series 2020C, 2.20%, 09/08/2026 (LOC: TD Bank)(a)	14,215,000	14,215,000
Palm Beach County, Florida, The Raymond F. Kravis Center for the Performing Arts,
Series 2002, 2.31%, 09/08/2026 (LOC: Northern Trust Company)(a)	365,000	365,000
		33,160,000
Georgia — 4.4%
Macon Water Authority, Tax-Exempt Adjustable Mode Water & Sewer Refunding and Improvement Revenue Bonds,
Series 2018B, 2.31%, 09/08/2026 (Macon Water Authority)(a)	18,180,000	18,180,000
Illinois — 10.7%
Illinois Educational Facilities Authority, The Adler Planetarium,
Series 1997, 2.30%, 09/08/2026 (LOC: PNC Bank)(a)	5,100,000	5,100,000
Illinois Educational Facilities Authority, The Newberry Library,
Series 1988, 2.40%, 09/08/2026 (LOC: Northern Trust Company)(a)	100,000	100,000
Illinois Finance Authority, Richard Driehaus Foundation,
Series 2005, 2.35%, 09/08/2026 (LOC: Northern Trust Company)(a)	12,100,000	12,100,000
Illinois Finance Authority, St. Ignatius College Prep Project,
Series 2006, 2.28%, 09/08/2026 (LOC: PNC Bank)(a)	12,000,000	12,000,000
Illinois Finance Authority, Steppenwolf Theatre Company Project,
Series 2019, 2.38%, 09/08/2026 (LOC: Northern Trust Company)(a)	13,200,000	13,200,000

	Par	Value
Illinois Finance Authority, The Latin School of Chicago Project,
Series 2005A, 2.30%, 09/08/2026 (LOC: JPMorgan Chase Bank)(a)	$2,085,000	$2,085,000
		44,585,000
Kentucky — 3.6%
Louisville/Jefferson County Metro Government, Norton Healthcare, Inc,
Series 2013C, 2.30%, 09/08/2026 (LOC: PNC Bank)(a)	14,990,000	14,990,000
Minnesota — 3.4%
Minnesota Higher Education Facilities Authority, Macalester College,
Series Five-Q, 2.40%, 09/08/2026 (Macalester College)(a)	13,975,000	13,975,000
Mississippi — 2.3%
Mississippi Business Finance Corporation, Chevron USA Inc Project,
Series 2010I, 3.00%, 09/01/2026 (GTD: Chevron Corp)(a)	6,365,000	6,365,000
Mississippi Business Finance Corporation, Chevron USA Inc Project,
Series 2010K, 3.00%, 09/01/2026 (GTD: Chevron Corp)(a)	3,190,000	3,190,000
		9,555,000
Missouri — 0.8%
State of Missouri Health and Education Facilities Authority, Saint Louis University,
Series 2008B-2, 2.90%, 09/01/2026 (LOC: Wells Fargo Bank)(a)	3,360,000	3,360,000
Nevada — 3.6%
Clark County, Nevada Airport System,
Series 2008D-2A, 2.30%, 09/08/2026 (LOC: Wells Fargo Bank)(a)	9,450,000	9,450,000
Clark County, Nevada Airport System,
Series 2008D-2B, 2.30%, 09/08/2026 (LOC: Sumitomo Mitsui Banking)(a)	5,220,000	5,220,000
		14,670,000

The accompanying notes are an integral part of these financial statements.

22	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
Retail Tax Free Obligations Fund(Continued)
August 31, 2026

	Par	Value
VARIABLE RATE DEMAND NOTES — (Continued)
New Jersey — 0.7%
New Jersey Health Care Facilities Financing Authority, Hospital Capital Asset Financing Program,
Series 1985-A, 2.25%, 09/08/2026 (TD BANK NA)(a)	$2,920,000	$2,920,000
New York — 4.3%
New York City Transitional Finance Authority,
Series 2013C-5, 2.26%, 09/08/2026 (LOC: Sumitomo Mitsui Banking)(a)	17,550,000	17,550,000
Pennsylvania — 4.5%
Pennsylvania Turnpike Commission Variable Rate Turnpike Revenue Bonds,
Series 2020A, 2.15%, 09/08/2026 (LOC: Barclays Bank PLC)(a)	18,450,000	18,450,000
Rhode Island — 1.5%
Rhode Island Health and Educational Facilities, Brown University,
Series 2003B, 2.20%, 09/08/2026 (LOC: Northern Trust Company)(a)	6,000,000	6,000,000
Texas — 8.4%
City of Houston, Texas, Combined Utility System,
Series 2004B, 2.29%, 09/08/2026 (LOC: Sumitomo Mitsui Banking)(a)	6,000,000	6,000,000
Gulf Coast Industrial Development Authority, ExxonMobil Project,
Series 2012, 3.00%, 09/01/2026 (GTD: Exxon Mobil Corp)(a)	19,520,000	19,520,000
Harris County Cultural Education Facilities, Texas Children’s Hospital Project,
Series 2015-3, 2.25%, 09/08/2026 (LOC: TD Bank)(a)	8,860,000	8,860,000
Tarrant County Cultural Education Facilities Finance Corp, Christus Health,
Series 2008C-2, 2.14%, 09/08/2026 (LOC: Bank of NY Mellon)(a)	135,000	135,000
		34,515,000

	Par	Value
Virginia — 6.5%
Industrial Development Authority of Loudoun County, Virginia, Howard Hughes Medical Institute Issue,
Series 2003E, 2.20%, 09/08/2026 (GTD: Howard Hughes Med Inst)(a)	$19,960,000	$19,960,000
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments,
Series 2008, 2.46%, 09/08/2026 (LOC: Freddie Mac)(a)	7,200,000	7,200,000
		27,160,000
Washington — 4.6%
Port of Tacoma, Subordinate Lien Revenue Bonds,
Series 2008B, 2.29%, 09/08/2026 (LOC: Bank of America)(a)	18,800,000	18,800,000
West Virginia — 2.0%
West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group,
Series 2018C, 2.24%, 09/08/2026 (LOC: TD Bank)(a)	8,100,000	8,100,000
Wisconsin — 2.5%
Wisconsin Health and Educational Facilities Authority, The Medical College of Wisconsin, Inc.,
Series 2004, 2.15%, 09/08/2026 (LOC: JPMorgan Chase Bank)(a)	10,205,000	10,205,000
TOTAL VARIABLE RATE DEMAND NOTES (Cost $296,175,000)		296,175,000
NON-FINANCIAL COMPANY COMMERCIAL PAPER — 16.4%
Illinois — 3.6%
Illinois Finance Authority, Northwestern University,
Series A2, 2.55%, 09/17/2026	15,000,000	15,000,000
Michigan — 3.9%
University of Michigan,
Series B, 2.60%, 11/17/2026	9,000,000	9,000,000
University of Michigan,
Series L-1, 2.53%, 09/01/2026	7,000,000	7,000,000
		16,000,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	23

SCHEDULE OF INVESTMENTS
RETAIL TAX FREE OBLIGATIONS FUND (Concluded)
August 31, 2026

	Par	Value
NON-FINANCIAL COMPANY COMMERCIAL PAPER — (Continued)
Minnesota — 2.9%
University of Minnesota,
Series D, 2.62%, 11/03/2026	$11,977,000	$11,977,000
Texas — 3.6%
University of Texas,
Series A, 2.59%, 10/01/2026	15,000,000	15,000,000
Washington — 2.4%
King County, Washington,
Series A, 2.65%, 01/06/2027	9,750,000	9,750,000
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER (Cost $67,727,000)		67,727,000
OTHER MUNICIPAL SECURITIES — 12.0%
Ohio — 10.8%
Anderson Township Park District, Ohio, Hamilton County,
Series 2026, 4.00%, 03/09/2027 (GTD: Ohio Market Access Program)	4,000,000	4,029,285
City of Hamilton Ohio, General Obligation Bond,
Series 2025, 4.00%, 12/15/2026 (GTD: Ohio Market Access Program)	2,000,000	2,007,846
City of Miamisburg, Montgomery County, Ohio,
Series 2026, 3.75%, 10/21/2026 (GTD: Ohio Market Access Program)	3,000,000	3,004,953
City of New Albany, Ohio Capital Facilities,
Series 2026, 3.75%, 06/01/2027	7,965,000	8,025,873
City of Sidney, Ohio General Obligation Notes,
Series 2025, 3.75%, 10/07/2026	5,000,000	5,006,253
County of Lake, Ohio, Various Purpose Improvement Notes,
Series 2025, 3.75%, 09/16/2026(b)	5,225,000	5,227,405
County of Lucas, Ohio Various Purpose Improvement Notes,
Series 2025, 4.00%, 10/09/2026	4,165,000	4,171,643
County of Muskingum, Ohio Capital Facilities Improvement,
Series 2025A, 4.00%, 12/15/2026 (GTD: Ohio Market Access Program)	6,750,000	6,774,183

	Par	Value
Lake County, Ohio, Road Improvement,
Series 2026, 3.63%, 09/09/2027	$2,100,000	$2,110,248
Springfield City, Ohio, General Obligation Notes,
Series 2026, 4.00%, 03/23/2027 (GTD: Ohio Market Access Program)	4,000,000	4,032,770
		44,390,459
Wisconsin — 1.2%
Madison Metropolitan School District, Dane County, Wisconsin,
Series 2025, 5.00%, 09/01/2026	5,000,000	5,000,000
TOTAL OTHER MUNICIPAL SECURITIES (Cost $49,390,459)		49,390,459
TOTAL INVESTMENTS — 100.2% (Cost $413,292,459)		$413,292,459
Liabilities in Excess of Other Assets — (0.2)%		(774,963)
TOTAL NET ASSETS — 100.0%		$412,517,496

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
FHLMC - Federal Home Loan Mortgage Corporation
GTD - Guaranteed
LOC - Letter of Credit
(a)	Adjustable Rate Security - The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.)
(b)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
The accompanying notes are an integral part of these financial statements.

24	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND
August 31, 2026

	Par	Value
U.S. TREASURY DEBT — 55.5%
U.S. Treasury Bill
3.67%, 09/01/2026(a)	$400,000,000	$400,000,000
3.67%, 09/03/2026(a)	595,000,000	594,880,322
3.68%, 09/08/2026(a)	600,000,000	599,577,023
3.68%, 09/10/2026(a)	225,000,000	224,796,047
3.66%, 09/15/2026(a)	300,000,000	299,578,512
3.73%, 09/17/2026(a)	1,275,000,000	1,272,915,356
3.71%, 09/22/2026(a)	800,000,000	798,292,481
3.73%, 09/24/2026(a)	845,000,000	843,013,385
3.72%, 09/29/2026(a)	1,385,000,000	1,381,051,914
3.74%, 10/06/2026	2,135,000,000	2,127,389,846
3.79%, 10/08/2026(a)	250,000,000	249,040,441
3.71%, 10/13/2026(a)	1,020,000,000	1,015,641,762
3.78%, 10/15/2026(a)	200,000,000	199,089,475
3.71%, 10/20/2026(a)	550,000,000	547,259,012
3.77%, 10/27/2026(a)	450,000,000	447,370,566
3.76%, 11/05/2026(a)	530,000,000	526,449,501
3.78%, 11/12/2026(a)	580,000,000	575,675,432
3.77%, 11/19/2026(a)	1,000,000,000	991,846,741
3.90%, 11/24/2026(a)	100,000,000	99,103,417
3.76%, 11/27/2026(a)	550,000,000	545,064,320
3.74%, 12/03/2026(a)	75,000,000	74,286,031
3.81%, 12/22/2026(a)	225,000,000	222,371,733
3.79%, 12/24/2026(a)	100,000,000	98,817,092
0.00%, 12/29/2026(a)(b)(c)	250,000,000	246,907,653
U.S. Treasury Note
4.63%, 09/15/2026	75,000,000	75,020,036
0.88%, 09/30/2026	255,000,000	254,445,949
3.50%, 09/30/2026	510,000,000	509,919,754
4.63%, 10/15/2026	630,000,000	630,727,238
3.96% (3 mo. U.S. Treasury Money Market Yield + 0.21%), 10/31/2026	1,400,000,000	1,400,146,198
1.25%, 11/30/2026	505,000,000	502,093,719
4.38%, 12/15/2026	75,000,000	75,159,002
1.25%, 12/31/2026	290,000,000	287,773,429
4.25%, 12/31/2026	845,000,000	846,523,928
4.00%, 01/15/2027	994,850,000	996,393,755
3.85% (3 mo. U.S. Treasury Money Market Yield + 0.10%), 01/31/2027	1,100,000,000	1,100,091,508
4.13%, 02/15/2027	100,000,000	100,266,868
4.25%, 03/15/2027	835,000,000	838,226,867
2.50%, 03/31/2027	250,000,000	248,444,654
3.88%, 03/31/2027	620,000,000	620,962,369
4.50%, 04/15/2027	915,000,000	919,369,613
3.75%, 04/30/2027	940,000,000	939,955,745
3.91% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 04/30/2027	1,175,000,000	1,175,191,833

	Par	Value
4.63%, 06/15/2027	$215,000,000	$216,168,325
3.75%, 06/30/2027	140,000,000	139,792,481
3.91% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 07/31/2027	1,000,000,000	999,963,366
3.63%, 08/31/2027	725,000,000	721,480,747
3.38%, 09/15/2027	275,000,000	272,886,403
4.13%, 09/30/2027(c)	50,000,000	49,941,406
3.94% (3 mo. U.S. Treasury Money Market Yield + 0.19%), 10/31/2027	1,239,980,000	1,240,782,142
3.85% (3 mo. U.S. Treasury Money Market Yield + 0.10%), 01/31/2028	1,300,000,000	1,300,157,986
3.85% (3 mo. U.S. Treasury Money Market Yield + 0.10%), 04/30/2028	1,150,000,000	1,150,287,671
3.80% (3 mo. U.S. Treasury Money Market Yield + 0.05%), 07/31/2028	450,000,000	449,977,116
TOTAL U.S. TREASURY DEBT (Cost $32,442,568,170)		32,442,568,170
U.S. TREASURY REPURCHASE AGREEMENTS — 45.1%
Bank of Nova Scotia
3.66%, dated 08/31/2026, matures 09/01/2026, repurchase price $250,025,417 (collateralized by U.S. Treasury obligations: total value $255,000,073)	250,000,000	250,000,000
3.66%, dated 08/31/2026, matures 09/01/2026, repurchase price $1,091,247,092 (collateralized by U.S. Treasury obligations: total value $1,112,958,903)	1,091,136,160	1,091,136,160
Barclays Bank PLC
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $625,063,715 (collateralized by U.S. Treasury obligations: total value $637,500,000)	625,000,000	625,000,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	25

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND(Continued)
August 31, 2026

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
BNP Paribas
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $300,030,583 (collateralized by U.S. Treasury obligations: total value $306,000,001)	$300,000,000	$300,000,000
3.50%, dated 08/31/2026, matures 09/01/2026, repurchase price $250,024,306 (collateralized by U.S. Treasury obligations: total value $255,000,062)	250,000,000	250,000,000
3.66%, dated 06/11/2026, matures 09/08/2026, repurchase price $252,258,993 (collateralized by U.S. Treasury obligations: total value $255,000,032)(d)	250,000,000	250,000,000
3.69%, dated 08/24/2026, matures 09/08/2026, repurchase price $550,845,625 (collateralized by U.S. Treasury obligations: total value $561,000,000)(d)	550,000,000	550,000,000
3.68%, dated 06/05/2026, matures 09/08/2026, repurchase price $151,456,667 (collateralized by U.S. Treasury obligations: total value $153,000,080)(d)	150,000,000	150,000,000
3.66%, dated 04/21/2026, matures 09/08/2026, repurchase price $354,981,667 (collateralized by U.S. Treasury obligations: total value $357,000,051)(d)	350,000,000	350,000,000
BofA Securities, Inc.
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $150,015,292 (collateralized by U.S. Treasury obligations: total value $153,000,001)	150,000,000	150,000,000

	Par	Value
Canadian Imperial Bank of Commerce
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $200,020,389 (collateralized by U.S. Treasury obligations: total value $204,020,833)	$200,000,000	$200,000,000
3.64%, dated 08/18/2026, matures 09/01/2026, repurchase price $150,212,333 (collateralized by U.S. Treasury obligations: total value $153,216,625)	150,000,000	150,000,000
3.65%, dated 07/30/2026, matures 09/08/2026, repurchase price $1,004,055,556 (collateralized by U.S. Treasury obligations: total value $1,023,412,768)(d)	1,000,000,000	1,000,000,000
3.64%, dated 08/20/2026, matures 09/08/2026, repurchase price $100,192,111 (collateralized by U.S. Treasury obligations: total value $102,123,760)(d)	100,000,000	100,000,000
3.65%, dated 08/25/2026, matures 09/08/2026, repurchase price $125,177,431 (collateralized by U.S. Treasury obligations: total value $127,590,547)(d)	125,000,000	125,000,000
3.65%, dated 08/27/2026, matures 09/10/2026, repurchase price $175,248,403 (collateralized by U.S. Treasury obligations: total value $178,590,573)	175,000,000	175,000,000
Citigroup Global Markets Inc.
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $400,040,778 (collateralized by U.S. Treasury obligations: total value $408,041,776)	400,000,000	400,000,000

The accompanying notes are an integral part of these financial statements.

26	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND(Continued)
August 31, 2026

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
Credit Agricole Corporate and Investment Bank
3.66%, dated 08/31/2026, matures 09/01/2026, repurchase price $513,528,043 (collateralized by U.S. Treasury obligations: total value $523,745,357)	$513,475,840	$513,475,840
3.65%, dated 08/06/2026, matures 09/04/2026, repurchase price $200,588,056 (collateralized by U.S. Treasury obligations: total value $204,000,019)(d)	200,000,000	200,000,000
3.64%, dated 08/14/2026, matures 09/08/2026, repurchase price $401,011,111 (collateralized by U.S. Treasury obligations: total value $408,000,007)(d)	400,000,000	400,000,000
3.64%, dated 08/07/2026, matures 09/08/2026, repurchase price $300,970,667 (collateralized by U.S. Treasury obligations: total value $306,000,001)(d)	300,000,000	300,000,000
3.64%, dated 08/13/2026, matures 09/08/2026, repurchase price $200,525,778 (collateralized by U.S. Treasury obligations: total value $204,000,001)(d)	200,000,000	200,000,000
3.64%, dated 08/14/2026, matures 09/08/2026, repurchase price $451,137,500 (collateralized by U.S. Treasury obligations: total value $459,000,001)(d)	450,000,000	450,000,000
FICC/Bank of New York
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $1,500,152,917 (collateralized by U.S. Treasury obligations: total value $1,530,000,066)	1,500,000,000	1,500,000,000

	Par	Value
3.60%, dated 08/31/2026, matures 09/01/2026, repurchase price $100,010,000 (collateralized by U.S. Treasury obligations: total value $102,000,076)	$100,000,000	$100,000,000
FICC/BNP Paribas
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $3,000,305,833 (collateralized by U.S. Treasury obligations: total value $3,060,000,012)	3,000,000,000	3,000,000,000
FICC/Credit Agricole Corporate and Investment Bank
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $400,040,778 (collateralized by U.S. Treasury obligations: total value $408,044,904)	400,000,000	400,000,000
FICC/J.P. Morgan Securities LLC
3.66%, dated 08/31/2026, matures 09/01/2026, repurchase price $1,000,101,667 (collateralized by U.S. Treasury obligations: total value $1,020,103,752)	1,000,000,000	1,000,000,000
FICC/State Street Bank and Trust Company
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $1,500,152,917 (collateralized by U.S. Treasury obligations: total value $1,530,000,068)	1,500,000,000	1,500,000,000
3.59%, dated 08/31/2026, matures 09/01/2026, repurchase price $250,024,931 (collateralized by U.S. Treasury obligations: total value $255,000,189)	250,000,000	250,000,000

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	27

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND(Continued)
August 31, 2026

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $200,020,389 (collateralized by U.S. Treasury obligations: total value $204,000,198)	$200,000,000	$200,000,000
FICC/The Northern Trust Company
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $2,500,254,861 (collateralized by U.S. Treasury obligations: total value $2,550,000,000)	2,500,000,000	2,500,000,000
Goldman Sachs & Co. LLC
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $100,010,194 (collateralized by U.S. Treasury obligations: total value $102,000,004)	100,000,000	100,000,000
HSBC Securities (USA), Inc.
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $100,010,194 (collateralized by U.S. Treasury obligations: total value $102,010,399)	100,000,000	100,000,000
3.66% (SOFR + 0.00%), dated 11/15/2024, matures 09/08/2026, repurchase price $200,162,667 (collateralized by U.S. Treasury obligations: total value $204,020,741)(d)	200,000,000	200,000,000
ING Financial Markets LLC
3.65%, dated 08/25/2026, matures 09/01/2026, repurchase price $100,070,972 (collateralized by U.S. Treasury obligations: total value $102,000,010)	100,000,000	100,000,000

	Par	Value
J.P. Morgan Securities LLC
3.66%, dated 08/31/2026, matures 09/01/2026, repurchase price $1,200,122,000 (collateralized by U.S. Treasury obligations: total value $1,224,124,460)	$1,200,000,000	$1,200,000,000
MUFG Securities (Canada) Ltd.
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $400,040,778 (collateralized by U.S. Treasury obligations: total value $408,041,685)	400,000,000	400,000,000
3.64%, dated 08/26/2026, matures 09/02/2026, repurchase price $300,212,333 (collateralized by U.S. Treasury obligations: total value $306,185,643)	300,000,000	300,000,000
3.64%, dated 07/30/2026, matures 09/08/2026, repurchase price $602,426,667 (collateralized by U.S. Treasury obligations: total value $614,042,043)(d)	600,000,000	600,000,000
3.70% (SOFR + 0.04%), dated 01/17/2025, matures 10/05/2026, repurchase price $250,899,306 (collateralized by U.S. Treasury obligations: total value $255,026,209)(d)	250,000,000	250,000,000
RBC Dominion Securities Inc.
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $500,050,972 (collateralized by U.S. Treasury obligations: total value $510,000,003)	500,000,000	500,000,000
3.45%, dated 08/31/2026, matures 09/01/2026, repurchase price $800,076,667 (collateralized by U.S. Treasury obligations: total value $816,000,008)	800,000,000	800,000,000

The accompanying notes are an integral part of these financial statements.

28	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND (Concluded)
August 31, 2026

	Par	Value
U.S. TREASURY REPURCHASE AGREEMENTS — (Continued)
3.64%, dated 07/30/2026, matures 09/08/2026, repurchase price $1,330,358,889 (collateralized by U.S. Treasury obligations: total value $1,351,500,000)(d)	$1,325,000,000	$1,325,000,000
Royal Bank of Canada
3.70%, dated 08/25/2026, matures 09/08/2026, repurchase price $300,431,667 (collateralized by U.S. Treasury obligations: total value $306,000,034)(d)	300,000,000	300,000,000
3.74%, dated 07/29/2026, matures 09/08/2026, repurchase price $301,277,833 (collateralized by U.S. Treasury obligations: total value $306,000,006)(d)	300,000,000	300,000,000
3.70%, dated 08/24/2026, matures 09/08/2026, repurchase price $500,770,833 (collateralized by U.S. Treasury obligations: total value $510,000,071)(d)	500,000,000	500,000,000
Societe Generale
3.65%, dated 08/26/2026, matures 09/02/2026, repurchase price $600,425,833 (collateralized by U.S. Treasury obligations: total value $612,000,037)	600,000,000	600,000,000

	Par	Value
TD Securities (USA) LLC
3.67%, dated 08/31/2026, matures 09/01/2026, repurchase price $200,020,389 (collateralized by U.S. Treasury obligations: total value $204,000,037)	$200,000,000	$200,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENTS (Cost $26,404,612,000)		26,404,612,000
TOTAL INVESTMENTS — 100.6% (Cost $58,847,180,170)		$58,847,180,170
Liabilities in Excess of Other Assets — (0.6)%		(327,729,486)
TOTAL NET ASSETS — 100.0%		$58,519,450,684

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
FICC - Fixed Income Clearing Corporation
SOFR - Secured Overnight Financing Rate
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	The rate shown is the annualized yield as of August 31, 2026.
(b)	Zero coupon bonds make no periodic interest payments.
(c)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(d)	The maturity date shown represents the next put date.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	29

SCHEDULE OF INVESTMENTS
U.S. TREASURY MONEY MARKET FUND
August 31, 2026

	Par	Value
U.S. TREASURY DEBT — 100.2%
U.S. Treasury Bill
3.67%, 09/01/2026(a)	$247,530,000	$247,530,000
3.68%, 09/03/2026(a)	295,467,000	295,407,480
3.67%, 09/08/2026(a)	255,537,000	255,357,174
3.67%, 09/10/2026(a)	235,000,000	234,787,184
3.67%, 09/15/2026(a)	316,876,000	316,429,995
3.69%, 09/17/2026(a)	338,608,000	338,060,572
3.70%, 09/22/2026(a)	450,966,000	450,005,009
3.70%, 09/24/2026(a)	395,000,000	394,077,979
3.73%, 09/29/2026(a)	403,027,000	401,874,321
3.72%, 10/01/2026(a)	250,000,000	249,235,926
3.74%, 10/06/2026	337,717,000	336,520,502
3.74%, 10/08/2026(a)	307,987,000	306,819,089
3.71%, 10/13/2026(a)	334,755,000	333,325,920
3.73%, 10/15/2026(a)	267,549,000	266,347,103
3.74%, 10/20/2026(a)	261,471,000	260,157,511
3.72%, 10/22/2026(a)	175,000,000	174,091,137
3.77%, 10/27/2026(a)	285,870,000	284,216,745
3.72%, 10/29/2026(a)	275,000,000	273,373,805
3.80%, 11/03/2026(a)	252,780,000	251,123,583
3.78%, 11/05/2026(a)	150,000,000	148,991,281
3.78%, 11/10/2026(a)	40,000,000	39,710,083
3.76%, 11/12/2026(a)	100,000,000	99,258,148
3.84%, 11/17/2026(a)	150,000,000	148,784,667
3.75%, 11/19/2026(a)	174,300,000	172,883,530
3.85%, 11/24/2026(a)	280,000,000	277,520,087
3.77%, 11/27/2026(a)	182,975,000	181,329,133
3.78%, 12/01/2026(a)	100,000,000	99,057,012
3.72%, 12/03/2026(a)	26,216,000	25,967,417
3.78%, 12/08/2026(a)	69,510,000	68,804,822
3.73%, 12/10/2026(a)	22,824,000	22,590,942
3.78%, 12/15/2026(a)	135,000,000	133,531,692
3.82%, 12/17/2026(a)	15,166,000	14,996,151
3.81%, 12/22/2026(a)	125,000,000	123,539,606
3.86%, 12/31/2026(a)	25,000,000	24,680,274
3.88%, 02/04/2027(a)	25,000,000	24,585,896
3.83%, 02/11/2027(a)	51,887,000	50,999,233
3.83%, 02/18/2027(a)	25,000,000	24,554,264
U.S. Treasury Note
3.96% (3 mo. U.S. Treasury Money Market Yield + 0.21%), 10/31/2026	284,063,000	284,108,041
4.25%, 12/31/2026	50,000,000	50,100,224
4.00%, 01/15/2027	64,194,000	64,283,334
3.85% (3 mo. U.S. Treasury Money Market Yield + 0.10%), 01/31/2027	270,000,000	269,991,330
4.50%, 04/15/2027	45,000,000	45,212,673
2.75%, 04/30/2027	10,000,000	9,937,325
3.75%, 04/30/2027	92,669,000	92,658,028
3.91% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 04/30/2027	260,000,000	260,097,355
4.63%, 06/15/2027	15,000,000	15,084,302

	Par	Value
3.91% (3 mo. U.S. Treasury Money Market Yield + 0.16%), 07/31/2027	$245,000,000	$245,126,644
3.63%, 08/31/2027	40,000,000	39,805,036
3.38%, 09/15/2027	13,355,000	13,242,978
3.94% (3 mo. U.S. Treasury Money Market Yield + 0.19%), 10/31/2027	213,700,000	213,899,055
3.85% (3 mo. U.S. Treasury Money Market Yield + 0.10%), 01/31/2028	229,362,000	229,402,097
3.85% (3 mo. U.S. Treasury Money Market Yield + 0.10%), 04/30/2028	110,000,000	110,048,955
3.80% (3 mo. U.S. Treasury Money Market Yield + 0.05%), 07/31/2028	30,000,000	30,004,544
TOTAL U.S. TREASURY DEBT (Cost $9,323,527,194)		9,323,527,194
TOTAL INVESTMENTS — 100.2% (Cost $9,323,527,194)		$9,323,527,194
Liabilities in Excess of Other Assets — (0.2)%		(19,849,967)
TOTAL NET ASSETS — 100.0%		$9,303,677,227

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

30	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Statements of Assets and Liabilities
August 31, 2026

	Government Obligations Fund	Institutional Prime Obligations Fund(a)	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
ASSETS:
Investments in securities, at value	$82,803,075,422	$479,930,399	$ 1,758,126,967	$ 413,292,459	$32,442,568,170	$ 9,323,527,194
Repurchase agreements, at value	47,151,939,000	583,302,000	1,170,147,000	—	26,404,612,000	—
Total investments, at value	129,955,014,422	1,063,232,399	2,928,273,967	413,292,459	58,847,180,170	9,323,527,194
Interest receivable	388,175,336	198,804	1,790,317	2,091,579	157,518,531	8,816,719
Receivable for capital shares sold	2,326	—	200	—	239,895	—
Cash	288	178	456	10,830	562	2,136
Prepaid expenses and other assets	196,762	30,076	62,048	25,676	80,306	49,023
Total assets	130,343,389,134	1,063,461,457	2,930,126,988	415,420,544	59,005,019,464	9,332,395,072
LIABILITIES:
Payable for investments purchased	372,312,270	—	7,000,000	2,110,248	297,716,887	—
Distributions payable	370,189,613	3,125,020	8,819,635	718,100	176,976,356	26,663,386
Payable to adviser	10,619,443	90,411	248,293	29,272	5,055,230	760,161
Payable for fund administration and accounting fees	5,929,580	49,114	85,922	5,343	2,901,233	585,448
Payable for distribution and shareholder servicing fees	5,279,591	53,292	216,926	18,602	2,222,950	590,153
Payable for custodian fees	474,391	3,795	10,772	1,503	217,506	31,935
Payable for transfer agent fees and expenses	128,397	4,929	16,445	7,114	64,746	15,142
Payable for capital shares redeemed	6,000	—	1,242,862	—	348,493	57,459
Payable for other expenses and liabilities	108,341	15,895	26,725	12,866	65,379	14,161
Total liabilities	765,047,626	3,342,456	17,667,580	2,903,048	485,568,780	28,717,845
NET ASSETS	$129,578,341,508	$1,060,119,001	$ 2,912,459,408	$ 412,517,496	$ 58,519,450,684	$ 9,303,677,227
NET ASSETS CONSIST OF:
Paid-in capital	$ 129,578,441,233	$1,060,145,373	$ 2,912,458,136	$412,517,498	$58,519,638,700	$ 9,303,720,551
Total distributable earnings/ (accumulated losses)	(99,725)	(26,372)	1,272	(2)	(188,016)	(43,324)
Total net assets	$129,578,341,508	$1,060,119,001	$ 2,912,459,408	$ 412,517,496	$ 58,519,450,684	$ 9,303,677,227
Class A
Net assets	$557,908,560	$—	$496,180,721	$29,126,733	$433,080,346	$92,451,387
Shares issued and outstanding(b)	557,908,127	—	496,180,033	29,124,870	433,085,500	92,442,198
Net asset value per share	$1.00	$—	$1.00	$1.00	$1.00	$1.00
Class D
Net assets	$6,103,781,213	$—	$—	$—	$2,311,288,592	$208,039,374
Shares issued and outstanding(b)	6,103,767,618	—	—	—	2,311,314,001	208,039,784
Net asset value per share	$1.00	$—	$—	$—	$1.00	$1.00
Class P
Net assets	$3,746,416,308	$—	$—	$—	$1,394,073,362	$—
Shares issued and outstanding(b)	3,746,430,749	—	—	—	1,394,068,128	—
Net asset value per share	$1.00	$—	$—	$—	$1.00	$—
Class T
Net assets	$221,602,080	$53,269,175	$12,033,533	$4,266,536	$326,202,897	$18,012,347
Shares issued and outstanding(b)	221,605,033	53,269,846	12,034,849	4,245,724	326,202,496	18,020,765
Net asset value per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	31

Statements of Assets and Liabilities (Concluded)
August 31, 2026

	Government Obligations Fund	Institutional Prime Obligations Fund(a)	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Class U
Net assets	$8,253,664,378	$—	$—	$—	$—	$—
Shares issued and outstanding(b)	8,253,655,279	—	—	—	—	—
Net asset value per share	$1.00	$—	$—	$—	$—	$—
Class V
Net assets	$3,847,753,527	$88,263,054	$32,591,913	$22,805,880	$1,823,604,563	$400,457,889
Shares issued and outstanding(b)	3,847,744,324	88,259,739	32,591,869	22,806,102	1,823,615,087	400,445,172
Net asset value per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00
Class X
Net assets	$51,698,187,311	$—	$2,360,891,311	$—	$26,953,695,289	$2,889,580,171
Shares issued and outstanding(b)	51,698,187,453	—	2,360,891,266	—	26,953,761,351	2,889,614,892
Net asset value per share	$1.00	$—	$1.00	$—	$1.00	$1.00
Class Y
Net assets	$ 13,077,715,648	$ 163,079,760	$8,558,949	$15,663,459	$5,023,052,242	$1,975,778,558
Shares issued and outstanding(b)	13,077,654,942	163,069,483	8,557,692	15,655,871	5,023,101,000	1,975,708,523
Net asset value per share	$1.00	$1.0001	$1.00	$1.00	$1.00	$1.00
Class Z
Net assets	$ 42,071,312,483	$ 755,507,012	$2,202,981	$340,654,888	$20,254,453,393	$3,719,357,500
Shares issued and outstanding(b)	42,071,242,829	755,584,511	2,202,427	340,663,554	20,254,581,652	3,719,363,468
Net asset value per share	$1.00	$0.9999	$1.00	$1.00	$1.00	$1.00
Cost:
Investments in securities, at cost	$ 82,803,075,422	$ 479,956,760	$1,758,126,967	$413,292,459	$32,442,568,170	$9,323,527,194
Repurchase agreements, at cost	$ 47,151,939,000	$ 583,302,000	$1,170,147,000	$—	$26,404,612,000	$—

(a)	The fund is required to round to its current net asset value per share to a minimum of the 4th decimal place.
(b)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

32	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Statements of Operations
For the Year Ended August 31, 2026

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest income	$4,779,934,704	$39,331,719	$126,266,425	$9,543,695	$2,101,636,596	$319,099,361
Total investment income	4,779,934,704	39,331,719	126,266,425	9,543,695	2,101,636,596	319,099,361
EXPENSES:
Investment advisory fee	124,628,796	1,022,535	3,195,634	383,240	54,910,364	8,382,478
Fund administration and accounting fees	109,567,914	912,541	3,135,540	371,894	48,446,752	7,422,322
Federal and state registration fees	3,277,307	83,406	304,631	105,538	1,084,520	286,727
Custodian fees	2,732,060	22,192	70,350	7,917	1,203,527	184,151
Transfer agent fees	812,116	40,101	113,611	40,737	400,007	104,079
Trustees’ fees	505,452	106,100	113,509	103,619	272,631	127,379
Legal fees	281,203	51,714	65,853	58,511	153,658	73,042
Reports to shareholders	181,939	9,187	53,962	11,399	81,387	23,187
Audit fees	163,645	33,836	37,729	33,322	85,419	41,194
Other expenses and fees	678,964	150,891	108,866	94,891	382,010	188,136
Distribution Expenses:
Class A	952,202	—	1,389,398	74,485	1,327,365	245,273
Class D	7,705,432	—	—	—	3,010,933	321,860
Shareholder Servicing Fees:
Class A	956,074	—	1,413,828	74,888	1,330,777	245,273
Class D	12,842,387	—	—	—	5,018,222	536,433
Class T	266,509	104,417	24,082	11,025	243,587	64,883
Class V	4,875,067	81,719	21,720	16,621	1,596,247	398,817
Class Y	32,844,951	486,672	25,082	41,086	13,242,157	4,944,952
Total expenses	303,272,018	3,105,311	10,073,795	1,429,173	132,789,563	23,590,186
Expense reimbursement by Adviser	(38,285,403)	(387,690)	(2,026,392)	(429,673)	(15,374,378)	(762,820)
Net expenses	264,986,615	2,717,621	8,047,403	999,500	117,415,185	22,827,366
NET INVESTMENT INCOME	4,514,948,089	36,614,098	118,219,022	8,544,195	1,984,221,411	296,271,995
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	5,972	2,457	—	—	(8,191)	23,256
Net change in unrealized appreciation (depreciation) on investments	—	90,752	—	—	—	—
Net realized and unrealized gain (loss)	5,972	93,209	—	—	(8,191)	23,256
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,514,954,061	$ 36,707,307	$118,219,022	$8,544,195	$1,984,213,220	$ 296,295,251

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	33

Statement of Changes in Net Assets

	Government Obligations Fund		Institutional Prime Obligations Fund
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$4,514,948,089	$4,417,892,105	$36,614,098	$48,436,785
Net realized gain (loss) on investments	5,972	79,626	2,457	26,162
Net change in unrealized appreciation (depreciation) on investments	—	—	90,752	34,059
Net increase (decrease) in net assets from operations	4,514,954,061	4,417,971,731	36,707,307	48,497,006
DISTRIBUTIONS TO SHAREHOLDERS FROM EARNINGS:
Class A	(11,833,050)	(13,148,963)	—	—
Class D	(166,457,978)	(184,775,035)	—	—
Class P	(224,138,128)	(170,836,313)	—	—
Class T	(4,488,187)	(977,585)	(1,787,866)	(3,092,202)
Class U	(266,276,424)	(132,284,352)	—	—
Class V	(173,536,104)	(177,803,552)	(2,870,376)	(3,004,215)
Class X	(1,594,681,022)	(1,528,901,013)	—	—
Class Y	(446,255,863)	(487,815,801)	(6,614,172)	(8,153,741)
Class Z	(1,627,281,333)	(1,721,800,491)	(25,370,285)	(34,186,627)
Total distributions to shareholders	(4,514,948,089)	(4,418,343,105)	(36,642,699)	(48,436,785)
CAPITAL TRANSACTIONS:[1]
Class A:
Shares sold	1,750,973,607	1,672,177,424	—	—
Shares issued in reinvestment of distributions	1,294,640	1,890,569	—	—
Shares redeemed	(1,596,084,977)	(1,532,225,577)	—	—
Class D:
Shares sold	14,764,163,501	15,109,360,526	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(13,575,954,590)	(14,654,316,640)	—	—
Class P:
Shares sold	45,735,534,851	36,585,293,918	—	—
Shares issued in reinvestment of distributions	104,714,305	80,990,789	—	—
Shares redeemed	(47,701,100,687)	(34,704,448,123)	—	—
Class T:
Shares sold	1,328,860,922	115,630,523	264,253,183	338,097,558
Shares issued in reinvestment of distributions	36	15	—	57
Shares redeemed	(1,155,629,586)	(95,847,576)	(255,180,571)	(384,083,029)
Class U:
Shares sold	74,981,501,683	35,121,496,720	—	—
Shares issued in reinvestment of distributions	76,207,138	—	—	—
Shares redeemed	(71,879,132,187)	(33,506,170,811)	—	—

The accompanying notes are an integral part of these financial statements.

34	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Statement of Changes in Net Assets(Continued)

	Government Obligations Fund		Institutional Prime Obligations Fund
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
Class V:
Shares sold	49,327,700,988	26,173,263,889	150,095,887	121,486,351
Shares issued in reinvestment of distributions	29,321,900	34,595,587	648,319	393,543
Shares redeemed	(50,517,264,847)	(25,165,697,164)	(125,693,753)	(124,945,083)
Class X:
Shares sold	411,311,105,179	271,835,607,876	—	—
Shares issued in reinvestment of distributions	347,468,132	339,131,725	—	—
Shares redeemed	(400,319,175,182)	(262,424,872,766)	—	—
Class Y:
Shares sold	39,113,330,803	37,363,360,572	1,526,028,360	1,504,052,907
Shares issued in reinvestment of distributions	73,780,121	84,452,862	38,885	43,513
Shares redeemed	(38,246,231,684)	(37,574,104,877)	(1,565,226,830)	(1,499,641,008)
Class Z:
Shares sold	400,103,021,504	334,230,387,410	7,436,283,299	6,548,558,208
Shares issued in reinvestment of distributions	359,305,756	339,992,816	299,699	1,147,851
Shares redeemed	(400,548,648,083)	(327,099,500,804)	(7,462,635,629)	(6,632,328,530)
Net increase (decrease) in net assets from capital transactions	13,869,063,243	22,330,448,883	(31,089,151)	(127,217,662)
Net increase (decrease) in net assets	13,869,069,215	22,330,077,509	(31,024,543)	(127,157,441)
NET ASSETS:
Beginning of the year	115,709,272,293	93,379,194,784	1,091,143,544	1,218,300,985
End of the year	$129,578,341,508	$115,709,272,293	$1,060,119,001	$1,091,143,544

[1]	For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	35

Statement of Changes in Net Assets(Continued)

	Retail Prime Obligations Fund		Retail Tax Free Obligations Fund
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$ 118,219,022	$147,166,760	$ 8,544,195	$10,077,965
Net realized gain (loss)	—	—	—	7,965
Net increase (decrease) in net assets from operations	118,219,022	147,166,760	8,544,195	10,085,930
DISTRIBUTIONS TO SHAREHOLDERS FROM EARNINGS:
Class A	(18,075,449)	(25,423,916)	(526,175)	(654,203)
Class T	(416,804)	(203,780)	(117,456)	(370,804)
Class V	(763,647)	(42,637)	(350,121)	(1,121)
Class X	(96,893,696)	(116,501,678)	—	—
Class Y	(350,472)	(648,044)	(332,649)	(426,600)
Class Z	(1,718,954)	(4,346,705)	(7,221,038)	(8,625,237)
Total distributions to shareholders	(118,219,022)	(147,166,760)	(8,547,439)	(10,077,965)
CAPITAL TRANSACTIONS:
Class A:
Shares sold	352,412,808	490,280,471	29,949,876	42,711,993
Shares issued in reinvestment of distributions	16,798,750	23,214,564	117,739	137,880
Shares redeemed	(504,912,298)	(519,866,911)	(30,401,538)	(42,996,933)
Class T:
Shares sold	46,667,836	6,130,033	213,847	1,109,321
Shares issued in reinvestment of distributions	106,223	108,246	24	143
Shares redeemed	(39,250,192)	(5,988,921)	(3,260,156)	(9,124,757)
Class V:
Shares sold	42,063,555	388,068	70,685,509	390,345
Shares issued in reinvestment of distributions	29,625	39,557	23	9
Shares redeemed	(10,364,629)	(722,973)	(47,907,867)	(389,125)
Class X:
Shares sold	2,503,538,556	4,008,461,858	—	—
Shares issued in reinvestment of distributions	28,174	24,746	—	—
Shares redeemed	(3,413,300,420)	(2,749,563,476)	—	—
Class Y:
Shares sold	36,752,327	34,609,027	64,611,456	81,426,524
Shares issued in reinvestment of distributions	45	51	—	—
Shares redeemed	(36,902,333)	(55,552,955)	(64,904,621)	(86,091,091)

The accompanying notes are an integral part of these financial statements.

36	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Statement of Changes in Net Assets(Continued)

	Retail Prime Obligations Fund		Retail Tax Free Obligations Fund
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
Class Z:
Shares sold	100,711,086	546,192,981	592,249,458	518,607,170
Shares issued in reinvestment of distributions	1,820,563	3,958,728	21,852	27,210
Shares redeemed	(189,985,060)	(578,510,077)	(561,468,858)	(514,913,397)
Net increase (decrease) in net assets from capital transactions	(1,093,785,384)	1,203,203,017	49,906,744	(9,104,708)
Net increase (decrease) in net assets	(1,093,785,384)	1,203,203,017	49,903,500	(9,096,743)
NET ASSETS:
Beginning of the year	4,006,244,792	2,803,041,775	362,613,996	371,710,739
End of the year	$2,912,459,408	$ 4,006,244,792	$412,517,496	$362,613,996

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	37

Statement of Changes in Net Assets(Continued)

	Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$1,984,221,411	$2,133,623,335	$296,271,995	$284,738,839
Net realized gain (loss)	(8,191)	(163,244)	23,256	171,188
Net increase (decrease) in net assets from operations	1,984,213,220	2,133,460,091	296,295,251	284,910,027
DISTRIBUTIONS TO SHAREHOLDERS FROM EARNINGS:
Class A	(16,441,125)	(20,822,172)	(3,023,491)	(3,431,575)
Class D	(64,881,634)	(68,706,972)	(6,899,513)	(4,815,970)
Class P	(111,134,596)	(117,331,512)	—	—
Class T	(4,132,758)	(911,836)	(1,102,808)	(730,327)
Class V	(56,307,637)	(58,798,097)	(14,018,307)	(18,722,153)
Class X	(756,053,597)	(737,288,564)	(64,380,843)	(11,561,946)
Class Y	(179,916,113)	(223,391,401)	(66,533,381)	(69,196,398)
Class Z	(795,353,951)	(906,372,781)	(140,490,019)	(176,280,470)
Total distributions to shareholders	(1,984,221,411)	(2,133,623,335)	(296,448,362)	(284,738,839)
CAPITAL TRANSACTIONS:
Class A:
Shares sold	1,702,800,824	1,313,941,695	97,773,161	6,307,070,497
Shares issued in reinvestment of distributions	8,126,168	12,068,215	627,433	674,339
Shares redeemed	(1,807,184,957)	(1,315,039,513)	(112,289,635)	(6,257,310,131)
Class D:
Shares sold	7,139,331,883	3,989,304,492	645,329,785	416,365,005
Shares issued in reinvestment of distributions	—	—	22,271	35,743
Shares redeemed	(6,702,572,066)	(3,980,106,999)	(660,733,749)	(301,208,059)
Class P:
Shares sold	46,400,812,509	48,222,419,933	—	—
Shares issued in reinvestment of distributions	31,124,243	28,994,330	—	—
Shares redeemed	(49,524,374,365)	(45,330,417,738)	—	—
Class T:
Shares sold	406,953,409	123,423,861	24,114,560	9,084,299
Shares issued in reinvestment of distributions	88	190	37	236
Shares redeemed	(130,585,737)	(76,704,124)	(30,699,778)	(1,685,198)
Class V:
Shares sold	4,767,409,855	4,377,547,788	3,590,266,146	1,122,196,586
Shares issued in reinvestment of distributions	3,952,210	5,387,152	9,690,207	13,382,463
Shares redeemed	(4,300,635,107)	(4,552,601,078)	(3,527,987,648)	(1,215,881,703)

The accompanying notes are an integral part of these financial statements.

38	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Statement of Changes in Net Assets (Concluded)

	Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
Class X:
Shares sold	$155,310,468,944	$94,630,950,493	$7,325,219,374	$1,531,535,591
Shares issued in reinvestment of distributions	170,790,165	100,997,889	13,693,065	1,512,857
Shares redeemed	(145,277,655,336)	(93,241,086,492)	(5,486,144,246)	(496,201,750)
Class Y:
Shares sold	31,237,380,992	31,387,645,256	8,236,292,027	6,557,427,507
Shares issued in reinvestment of distributions	83,880,771	97,199,575	32,121,318	32,626,955
Shares redeemed	(31,675,669,378)	(31,427,795,084)	(8,019,769,281)	(6,161,585,639)
Class Z:
Shares sold	106,444,895,346	108,809,560,176	15,833,114,097	17,226,587,463
Shares issued in reinvestment of distributions	208,667,415	186,597,524	1,176,498	1,199,838
Shares redeemed	(107,551,408,996)	(106,899,062,155)	(15,740,229,912)	(17,808,025,961)
Net increase (decrease) in net assets from capital transactions	6,946,508,880	6,463,225,386	2,231,585,730	977,800,938
Net increase (decrease) in net assets	6,946,500,689	6,463,062,142	2,231,432,619	977,972,126
NET ASSETS:
Beginning of the year	51,572,949,995	45,109,887,853	7,072,244,608	6,094,272,482
End of the year	$58,519,450,684	$51,572,949,995	$9,303,677,227	$7,072,244,608

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	39

Financial Highlights

		INVESTMENT OPERATIONS:		LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment	Ratio of Net Investment Income (Loss) to Average Net Assets
Government Obligations Fund
Class A
8/31/2026	$1.00	$0.031	$0.031	$(0.031)	$—	$(0.031)	$1.00	3.14%	$557,909	0.74%	0.74%	3.09%
8/31/2025	1.00	0.038	0.038	(0.038)	(0.000)(a)	(0.038)	1.00	3.87	401,726	0.74	0.74	3.78
8/31/2024	1.00	0.047	0.047	(0.047)	—	(0.047)	1.00	4.76	259,884	0.74	0.74	4.65
8/31/2023	1.00	0.036	0.036	(0.036)	(0.000)(a)	(0.036)	1.00	3.66	248,318	0.75	0.75	3.44
8/31/2022	1.00	0.002	0.002	(0.002)	(0.000)(a)	(0.002)	1.00	0.23	388,517	0.74	0.34	0.25
Class D
8/31/2026	1.00	0.032	0.032	(0.032)	—	(0.032)	1.00	3.30	6,103,781	0.59	0.59	3.24
8/31/2025	1.00	0.040	0.040	(0.040)	(0.000)(a)	(0.040)	1.00	4.03	4,915,573	0.60	0.60	3.95
8/31/2024	1.00	0.048	0.048	(0.048)	—	(0.048)	1.00	4.90	4,460,545	0.60	0.60	4.80
8/31/2023	1.00	0.038	0.038	(0.038)	(0.000)(a)	(0.038)	1.00	3.81	4,462,517	0.60	0.60	3.73
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(a)	(0.003)	1.00	0.27	4,545,961	0.60	0.28	0.28
Class P
8/31/2026	1.00	0.037	0.037	(0.037)	—	(0.037)	1.00	3.75	3,746,416	0.19	0.15	3.69
8/31/2025	1.00	0.044	0.044	(0.044)	(0.000)(a)	(0.044)	1.00	4.50	5,607,265	0.20	0.15	4.38
8/31/2024	1.00	0.052	0.052	(0.052)	—	(0.052)	1.00	5.37	3,645,452	0.20	0.15	5.24
8/31/2023	1.00	0.042	0.042	(0.042)	(0.000)(a)	(0.042)	1.00	4.27	2,267,555	0.20	0.16	4.20
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(a)	(0.005)	1.00	0.46	1,023,323	0.20	0.09	0.42
Class T
8/31/2026	1.00	0.034	0.034	(0.034)	—	(0.034)	1.00	3.50	221,602	0.39	0.39	3.37
8/31/2025	1.00	0.042	0.042	(0.042)	(0.000)(a)	(0.042)	1.00	4.23	48,371	0.40	0.40	4.13
8/31/2024	1.00	0.050	0.050	(0.050)	—	(0.050)	1.00	5.11	28,588	0.40	0.40	5.00
8/31/2023	1.00	0.040	0.040	(0.040)	(0.000)(a)	(0.040)	1.00	4.02	30,920	0.40	0.40	3.70
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(a)	(0.003)	1.00	0.34	1,371,489	0.40	0.21	0.34
Class U
8/31/2026	1.00	0.037	0.037	(0.037)	—	(0.037)	1.00	3.79	8,253,664	0.19	0.12	3.67
8/31/2025	1.00	0.044	0.044	(0.044)	(0.000)(a)	(0.044)	1.00	4.52	5,075,092	0.20	0.12	4.44
8/31/2024	1.00	0.053	0.053	(0.053)	—	(0.053)	1.00	5.40	3,459,780	0.20	0.12	5.27
8/31/2023	1.00	0.042	0.042	(0.042)	(0.000)(a)	(0.042)	1.00	4.31	2,129,879	0.20	0.12	4.22
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(a)	(0.005)	1.00	0.47	3,814,197	0.20	0.07	0.39
Class V
8/31/2026	1.00	0.035	0.035	(0.035)	—	(0.035)	1.00	3.61	3,847,754	0.29	0.29	3.56
8/31/2025	1.00	0.043	0.043	(0.043)	(0.000)(a)	(0.043)	1.00	4.34	5,007,993	0.30	0.30	4.23
8/31/2024	1.00	0.051	0.051	(0.051)	—	(0.051)	1.00	5.22	3,965,846	0.30	0.30	5.09
8/31/2023	1.00	0.041	0.041	(0.041)	(0.000)(a)	(0.000)(a)	1.00	4.12	2,855,341	0.30	0.30	4.13
8/31/2022	1.00	0.004	0.004	(0.004)	(0.000)(a)	(0.004)	1.00	0.38	2,028,529	0.30	0.16	0.33
Class X
8/31/2026	1.00	0.037	0.037	(0.037)	—	(0.037)	1.00	3.77	51,698,187	0.19	0.14	3.69
8/31/2025	1.00	0.044	0.044	(0.044)	(0.000)(a)	(0.044)	1.00	4.50	40,358,786	0.20	0.14	4.39
8/31/2024	1.00	0.053	0.053	(0.053)	—	(0.053)	1.00	5.38	30,609,048	0.20	0.14	5.25
8/31/2023	1.00	0.042	0.042	(0.042)	(0.000)(a)	(0.042)	1.00	4.29	23,861,790	0.20	0.14	4.14
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(a)	(0.005)	1.00	0.46	26,411,134	0.22	0.10	0.44

The accompanying notes are an integral part of these financial statements.

40	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Financial Highlights

		INVESTMENT OPERATIONS:		LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment	Ratio of Net Investment Income (Loss) to Average Net Assets
Government Obligations Fund — (Concluded)
Class Y
8/31/2026	$1.00	$0.034	$0.034	$(0.034)	$—	$(0.034)	$1.00	3.45%	$13,077,716	0.44%	0.44%	3.40%
8/31/2025	1.00	0.041	0.041	(0.041)	(0.000)(a)	(0.041)	1.00	4.18	12,136,835	0.45	0.45	4.11
8/31/2024	1.00	0.049	0.049	(0.049)	—	(0.049)	1.00	5.06	12,263,168	0.45	0.45	4.95
8/31/2023	1.00	0.039	0.039	(0.039)	(0.000)(a)	(0.039)	1.00	3.97	9,763,753	0.45	0.45	3.90
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(a)	(0.003)	1.00	0.32	9,562,356	0.45	0.23	0.31
Class Z
8/31/2026	1.00	0.037	0.037	(0.037)	—	(0.037)	1.00	3.72	42,071,312	0.19	0.18	3.66
8/31/2025	1.00	0.044	0.044	(0.044)	(0.000)(a)	(0.044)	1.00	4.46	42,157,631	0.20	0.18	4.36
8/31/2024	1.00	0.052	0.052	(0.052)	—	(0.052)	1.00	5.34	34,686,884	0.20	0.18	5.21
8/31/2023	1.00	0.042	0.042	(0.042)	(0.000)(a)	(0.042)	1.00	4.25	31,132,635	0.20	0.18	4.17
8/31/2022	1.00	0.004	0.004	(0.004)	(0.000)(a)	(0.004)	1.00	0.44	30,621,188	0.22	0.11	0.42

(a)	Amount represents less than $0.0005 per share.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	41

Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment	Ratio of Net Investment Income (Loss) to Average Net Assets
Institutional Prime Obligations Fund*
Class T
8/31/2026	$0.9999	$0.0344	$0.0001	$0.0345	$(0.0344)	$(0.0000)(b)	$(0.0344)	$1.0000	3.51%	$53,269	0.44%	0.40%	3.42%
8/31/2025	0.9999	0.0423	(0.0000)(b)	0.0423	(0.0423)	—	(0.0423)	0.9999	4.29	44,192	0.44	0.40	4.28
8/31/2024	1.0001	0.0509	(0.0002)	0.0507	(0.0509)	(0.0000)(b)	(0.0509)	0.9999	5.20	90,174	0.43	0.40	5.09
8/31/2023	1.0000	0.0415	0.0001	0.0416	(0.0415)	—	(0.0415)	1.0001	4.24	63,596	0.44	0.40	4.16
8/31/2022	1.0000	0.0041	0.0000(b)	0.0041	(0.0041)	—	(0.0041)	1.0000	0.41	63,002	0.44	0.25	0.40
Class V
8/31/2026	1.0000	0.0354	(0.0000)(b)	0.0354	(0.0354)	(0.0000)(b)	(0.0354)	1.0000	3.60	88,263	0.34	0.30	3.51
8/31/2025	0.9999	0.0433	0.0001	0.0434	(0.0433)	—	(0.0433)	1.0000	4.43	63,209	0.34	0.30	4.32
8/31/2024	1.0001	0.0519	(0.0002)	0.0517	(0.0519)	(0.0000)(b)	(0.0519)	0.9999	5.29	66,276	0.34	0.30	5.19
8/31/2023	1.0000	0.0425	0.0001	0.0426	(0.0425)	—	(0.0425)	1.0001	4.36	82,178	0.34	0.30	4.34
8/31/2022	1.0001	0.0045	(0.0001)	0.0044	(0.0045)	—	(0.0045)	1.0000	0.44	51,313	0.34	0.22	0.50
Class Y
8/31/2026	1.0000	0.0342	(0.0002)	0.0340	(0.0339)	(0.0000)(b)	(0.0339)	1.0001	3.44	163,080	0.49	0.45	3.43
8/31/2025	1.0000	0.0418	0.0000(b)	0.0418	(0.0418)	—	(0.0418)	1.0000	4.26	202,220	0.49	0.45	4.18
8/31/2024	1.0001	0.0504	(0.0001)	0.0503	(0.0504)	(0.0000)(b)	(0.0504)	1.0000	5.14	197,770	0.49	0.45	5.04
8/31/2023	1.0000	0.0410	0.0001	0.0411	(0.0410)	—	(0.0410)	1.0001	4.20	194,075	0.49	0.45	4.04
8/31/2022	1.0001	0.0039	(0.0001)	0.0038	(0.0039)	—	(0.0039)	1.0000	0.38	224,230	0.49	0.27	0.38
Class Z
8/31/2026	0.9999	0.0363	0.0001	0.0364	(0.0364)	(0.0000)(b)	(0.0364)	0.9999	3.69	755,507	0.24	0.20	3.61
8/31/2025	0.9998	0.0443	0.0001	0.0444	(0.0443)	—	(0.0443)	0.9999	4.53	781,522	0.24	0.20	4.43
8/31/2024	1.0000	0.0529	(0.0002)	0.0527	(0.0529)	(0.0000)(b)	(0.0529)	0.9998	5.40	864,081	0.23	0.20	5.29
8/31/2023	0.9999	0.0435	0.0001	0.0436	(0.0435)	—	(0.0435)	1.0000	4.46	1,589,191	0.24	0.20	4.40
8/31/2022	1.0000	0.0052	(0.0000)(b)	0.0051	(0.0052)	—	(0.0052)	0.9999	0.51	927,191	0.24	0.13	0.46

*	The fund is required to round its current net asset value per share to a minimum of the fourth decimal place.
(a)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(b)	Amount represents less than $0.00005 per share.
The accompanying notes are an integral part of these financial statements.

42	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Financial Highlights

		INVESTMENT OPERATIONS:		LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment	Ratio of Net Investment Income (Loss) to Average Net Assets
Retail Prime Obligations Fund
Class A
8/31/2026	$1.00	$0.032	$0.032	$(0.032)	$—	$(0.032)	$1.00	3.23%	$496,181	0.76%	0.75%	3.20%
8/31/2025	1.00	0.039	0.039	(0.039)	—	(0.039)	1.00	3.96	631,881	0.76	0.75	3.89
8/31/2024	1.00	0.048	0.048	(0.048)	—	(0.048)	1.00	4.89	638,253	0.76	0.75	4.76
8/31/2023	1.00	0.038	0.038	(0.038)	—	(0.038)	1.00	3.88	531,717	0.77	0.75	3.94
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(a)	(0.003)	1.00	0.29	286,942	0.77	0.35	0.25
Class T
8/31/2026	1.00	0.035	0.035	(0.035)	—	(0.035)	1.00	3.59	12,033	0.42	0.40	3.46
8/31/2025	1.00	0.042	0.042	(0.042)	—	(0.042)	1.00	4.32	4,510	0.41	0.40	4.25
8/31/2024	1.00	0.051	0.051	(0.051)	—	(0.051)	1.00	5.25	4,260	0.42	0.40	5.12
8/31/2023	1.00	0.042	0.042	(0.042)	—	(0.042)	1.00	4.24	4,779	0.42	0.40	3.93
8/31/2022	1.00	0.004	0.004	(0.004)	(0.000)(a)	(0.004)	1.00	0.41	1,675,783	0.42	0.26	0.43
Class V
8/31/2026	1.00	0.036	0.036	(0.036)	—	(0.036)	1.00	3.69	32,592	0.32	0.30	3.52
8/31/2025	1.00	0.043	0.043	(0.043)	—	(0.043)	1.00	4.43	863	0.31	0.30	4.37
8/31/2024	1.00	0.052	0.052	(0.052)	—	(0.052)	1.00	5.36	1,159	0.31	0.29	5.09
8/31/2023	1.00	0.043	0.043	(0.043)	—	(0.043)	1.00	4.35	234	0.32	0.30	3.97
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(a)	(0.005)	1.00	0.46	24,518	0.32	0.21	0.48
Class X
8/31/2026	1.00	0.038	0.038	(0.038)	—	(0.038)	1.00	3.86	2,360,891	0.22	0.14	3.81
8/31/2025	1.00	0.045	0.045	(0.045)	—	(0.045)	1.00	4.60	3,270,625	0.21	0.14	4.46
8/31/2024	1.00	0.054	0.054	(0.054)	—	(0.054)	1.00	5.53	2,011,702	0.22	0.14	5.39
8/31/2023	1.00	0.044	0.044	(0.044)	—	(0.044)	1.00	4.51	2,181,668	0.22	0.14	5.25
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(a)	(0.005)	1.00	0.53	7,724	0.23	0.14	0.31
Class Y
8/31/2026	1.00	0.035	0.035	(0.035)	—	(0.035)	1.00	3.54	8,559	0.47	0.45	3.49
8/31/2025	1.00	0.042	0.042	(0.042)	—	(0.042)	1.00	4.27	8,709	0.46	0.45	4.28
8/31/2024	1.00	0.051	0.051	(0.051)	—	(0.051)	1.00	5.20	29,653	0.47	0.45	5.08
8/31/2023	1.00	0.041	0.041	(0.041)	—	(0.041)	1.00	4.19	11,558	0.47	0.45	4.23
8/31/2022	1.00	0.004	0.004	(0.004)	(0.000)(a)	(0.004)	1.00	0.39	2,928	0.47	0.27	0.38
Class Z
8/31/2026	1.00	0.037	0.037	(0.037)	—	(0.037)	1.00	3.80	2,203	0.22	0.20	3.88
8/31/2025	1.00	0.044	0.044	(0.044)	—	(0.044)	1.00	4.53	89,656	0.21	0.20	4.47
8/31/2024	1.00	0.053	0.053	(0.053)	—	(0.053)	1.00	5.46	118,015	0.22	0.20	5.33
8/31/2023	1.00	0.044	0.044	(0.044)	—	(0.044)	1.00	4.45	119,250	0.22	0.20	4.18
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(a)	(0.005)	1.00	0.50	469,483	0.23	0.17	0.52

(a)	Amount represents less than $0.0005 per share.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	43

Financial Highlights

		INVESTMENT OPERATIONS:		LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment	Ratio of Net Investment Income (Loss) to Average Net Assets
Retail Tax Free Obligations Fund
Class A
8/31/2026	$1.00	$0.017	$0.017	$(0.017)	$(0.000)(a)	$(0.017)	$1.00	1.76%	$29,127	0.86%	0.75%	1.76%
8/31/2025	1.00	0.022	0.022	(0.022)	—	(0.022)	1.00	2.21	29,461	0.86	0.75	2.20
8/31/2024	1.00	0.028	0.028	(0.028)	(0.000)(a)	(0.028)	1.00	2.81	29,607	0.88	0.75	2.77
8/31/2023	1.00	0.021	0.021	(0.021)	—	(0.021)	1.00	2.12	29,660	0.86	0.75	2.07
8/31/2022	1.00	0.001	0.001	(0.001)	(0.000)(a)	(0.001)	1.00	0.09	35,244	0.82	0.43	0.08
Class T
8/31/2026	1.00	0.021	0.021	(0.021)	(0.000)(a)	(0.021)	1.00	2.13	4,266	0.51	0.40	2.13
8/31/2025	1.00	0.025	0.025	(0.025)	—	(0.025)	1.00	2.58	7,314	0.51	0.40	2.56
8/31/2024	1.00	0.031	0.031	(0.031)	(0.000)(a)	(0.031)	1.00	3.18	15,349	0.53	0.40	3.12
8/31/2023	1.00	0.025	0.025	(0.025)	—	(0.025)	1.00	2.48	15,874	0.50	0.40	2.25
8/31/2022	1.00	0.002	0.002	(0.002)	(0.000)(a)	(0.002)	1.00	0.20	377,950	0.48	0.23	0.19
Class V
8/31/2026	1.00	0.022	0.022	(0.022)	(0.000)(a)	(0.022)	1.00	2.22	22,806	0.41	0.30	2.11
8/31/2025	1.00	0.026	0.026	(0.026)	—	(0.026)	1.00	2.68	28	0.41	0.30	2.49
8/31/2024	1.00	0.032	0.032	(0.032)	(0.000)(a)	(0.032)	1.00	3.27	27	0.42	0.30	3.11
8/31/2023	1.00	0.026	0.026	(0.026)	—	(0.026)	1.00	2.58	9,303	0.41	0.30	2.45
8/31/2022	1.00	0.002	0.002	(0.002)	(0.000)(a)	(0.002)	1.00	0.25	4,417	0.38	0.15	0.18
Class Y
8/31/2026	1.00	0.020	0.020	(0.020)	(0.000)(a)	(0.020)	1.00	2.07	15,663	0.56	0.45	2.02
8/31/2025	1.00	0.025	0.025	(0.025)	—	(0.025)	1.00	2.52	15,957	0.56	0.45	2.49
8/31/2024	1.00	0.031	0.031	(0.031)	(0.000)(a)	(0.031)	1.00	3.12	20,621	0.58	0.45	3.04
8/31/2023	1.00	0.024	0.024	(0.024)	—	(0.024)	1.00	2.43	12,939	0.56	0.45	2.42
8/31/2022	1.00	0.002	0.002	(0.002)	(0.000)(a)	(0.002)	1.00	0.18	15,038	0.52	0.25	0.18
Class Z
8/31/2026	1.00	0.023	0.023	(0.023)	(0.000)(a)	(0.023)	1.00	2.32	340,655	0.31	0.20	2.29
8/31/2025	1.00	0.027	0.027	(0.027)	—	(0.027)	1.00	2.78	309,854	0.31	0.20	2.74
8/31/2024	1.00	0.033	0.033	(0.033)	(0.000)(a)	(0.033)	1.00	3.38	306,107	0.33	0.20	3.31
8/31/2023	1.00	0.027	0.027	(0.027)	—	(0.027)	1.00	2.68	292,928	0.32	0.20	2.96
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(a)	(0.003)	1.00	0.29	61,637	0.28	0.16	0.36

(a)	Amount represents less than $0.0005 per share.
The accompanying notes are an integral part of these financial statements.

44	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Financial Highlights

		INVESTMENT OPERATIONS:		LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment	Ratio of Net Investment Income (Loss) to Average Net Assets
Treasury Obligations Fund
Class A
8/31/2026	$1.00	$0.031	$0.031	$(0.031)	$—	$(0.031)	$1.00	3.14%	$433,080	0.74%	0.74%	3.09%
8/31/2025	1.00	0.038	0.038	(0.038)	—	(0.038)	1.00	3.86	529,338	0.74	0.74	3.80
8/31/2024	1.00	0.047	0.047	(0.047)	(0.000)(a)	(0.047)	1.00	4.83	518,369	0.66	0.66	4.71
8/31/2023	1.00	0.037	0.037	(0.037)	—	(0.037)	1.00	3.73	610,388	0.75	0.75	3.92
8/31/2022	1.00	0.002	0.002	(0.002)	(0.000)(a)	(0.002)	1.00	0.24	209,603	0.75	0.34	0.26
Class D
8/31/2026	1.00	0.032	0.032	(0.032)	—	(0.032)	1.00	3.29	2,311,289	0.59	0.59	3.23
8/31/2025	1.00	0.039	0.039	(0.039)	—	(0.039)	1.00	4.01	1,874,529	0.59	0.59	3.95
8/31/2024	1.00	0.048	0.048	(0.048)	(0.000)(a)	(0.048)	1.00	4.89	1,865,337	0.60	0.60	4.78
8/31/2023	1.00	0.038	0.038	(0.038)	—	(0.038)	1.00	3.88	1,772,689	0.60	0.60	3.82
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(a)	(0.003)	1.00	0.29	1,773,929	0.60	0.28	0.27
Class P
8/31/2026	1.00	0.037	0.037	(0.037)	—	(0.037)	1.00	3.74	1,394,073	0.19	0.16	3.67
8/31/2025	1.00	0.044	0.044	(0.044)	—	(0.044)	1.00	4.46	4,486,511	0.19	0.16	4.29
8/31/2024	1.00	0.052	0.052	(0.052)	(0.000)(a)	(0.052)	1.00	5.35	1,565,527	0.20	0.16	5.23
8/31/2023	1.00	0.043	0.043	(0.043)	—	(0.043)	1.00	4.35	3,407,349	0.20	0.15	4.52
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(a)	(0.005)	1.00	0.48	1,381,010	0.20	0.09	0.33
Class T
8/31/2026	1.00	0.034	0.034	(0.034)	—	(0.034)	1.00	3.50	326,203	0.39	0.39	3.39
8/31/2025	1.00	0.041	0.041	(0.041)	—	(0.041)	1.00	4.22	49,835	0.39	0.39	3.99
8/31/2024	1.00	0.050	0.050	(0.050)	(0.000)(a)	(0.050)	1.00	5.10	3,116	0.40	0.40	4.99
8/31/2023	1.00	0.040	0.040	(0.040)	—	(0.040)	1.00	4.09	3,027	0.40	0.40	3.88
8/31/2022	1.00	0.004	0.004	(0.004)	(0.000)(a)	(0.004)	1.00	0.36	431,310	0.40	0.23	0.36
Class V
8/31/2026	1.00	0.035	0.035	(0.035)	—	(0.035)	1.00	3.60	1,823,605	0.29	0.29	3.53
8/31/2025	1.00	0.042	0.042	(0.042)	—	(0.042)	1.00	4.32	1,352,878	0.29	0.29	4.25
8/31/2024	1.00	0.051	0.051	(0.051)	(0.000)(a)	(0.051)	1.00	5.21	1,522,548	0.30	0.30	5.08
8/31/2023	1.00	0.041	0.041	(0.041)	—	(0.041)	1.00	4.20	1,040,844	0.30	0.30	4.28
8/31/2022	1.00	0.004	0.004	(0.004)	(0.000)(a)	(0.004)	1.00	0.40	615,390	0.30	0.17	0.34
Class X
8/31/2026	1.00	0.037	0.037	(0.037)	—	(0.037)	1.00	3.76	26,953,695	0.19	0.14	3.67
8/31/2025	1.00	0.044	0.044	(0.044)	—	(0.044)	1.00	4.49	16,750,099	0.19	0.14	4.39
8/31/2024	1.00	0.052	0.052	(0.052)	(0.000)(a)	(0.052)	1.00	5.37	15,259,289	0.20	0.14	5.25
8/31/2023	1.00	0.043	0.043	(0.043)	—	(0.043)	1.00	4.36	17,353,040	0.20	0.14	4.44
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(a)	(0.005)	1.00	0.48	8,609,415	0.20	0.10	0.54
Class Y
8/31/2026	1.00	0.034	0.034	(0.034)	—	(0.034)	1.00	3.45	5,023,052	0.44	0.44	3.40
8/31/2025	1.00	0.041	0.041	(0.041)	—	(0.041)	1.00	4.17	5,377,460	0.44	0.44	4.09
8/31/2024	1.00	0.049	0.049	(0.049)	(0.000)(a)	(0.049)	1.00	5.05	5,320,429	0.45	0.45	4.93
8/31/2023	1.00	0.040	0.040	(0.040)	—	(0.040)	1.00	4.04	4,333,296	0.45	0.45	4.06
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(a)	(0.003)	1.00	0.34	2,883,223	0.45	0.23	0.32

The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	45

Financial Highlights

		INVESTMENT OPERATIONS:		LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment	Ratio of Net Investment Income (Loss) to Average Net Assets
Treasury Obligations Fund — (Concluded)
Class Z
8/31/2026	$1.00	$0.037	$0.037	$(0.037)	$—	$(0.037)	$1.00	3.72%	$20,254,454	0.19%	0.18%	3.66%
8/31/2025	1.00	0.044	0.044	(0.044)	—	(0.044)	1.00	4.44	21,152,300	0.19	0.18	4.35
8/31/2024	1.00	0.052	0.052	(0.052)	(0.000)(a)	(0.052)	1.00	5.33	19,055,273	0.20	0.18	5.20
8/31/2023	1.00	0.042	0.042	(0.042)	—	(0.042)	1.00	4.32	18,362,650	0.20	0.18	4.30
8/31/2022	1.00	0.005	0.005	(0.005)	(0.000)(a)	(0.005)	1.00	0.46	12,580,830	0.20	0.12	0.43

(a)	Amount represents less than $0.0005 per share.
The accompanying notes are an integral part of these financial statements.

46	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Financial Highlights

		INVESTMENT OPERATIONS:		LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year	Total Return(a)	Net Assets, End of Year (in thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(b)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)
U.S. Treasury Money Market Fund
Class A
8/31/2026	$1.00	$0.031	$0.031	$(0.031)	$(0.000)(c)	$(0.031)	$1.00	3.12%	$92,451	0.75%	0.75%	3.08%
8/31/2025	1.00	0.038	0.038	(0.038)	—	(0.038)	1.00	3.83	106,342	0.75	0.75	3.70
8/31/2024	1.00	0.046	0.046	(0.046)	—	(0.046)	1.00	4.74	55,905	0.76	0.75	4.64
8/31/2023	1.00	0.035	0.035	(0.035)	—	(0.035)	1.00	3.59	147,926	0.76	0.75	3.77
8/31/2022	1.00	0.002	0.002	(0.002)	(0.000)(c)	(0.002)	1.00	0.16	32,752	0.76	0.29	0.13
Class D
8/31/2026	1.00	0.032	0.032	(0.032)	(0.000)(c)	(0.032)	1.00	3.27	208,039	0.60	0.60	3.21
8/31/2025	1.00	0.039	0.039	(0.039)	—	(0.039)	1.00	3.98	223,425	0.60	0.60	3.88
8/31/2024	1.00	0.048	0.048	(0.048)	—	(0.048)	1.00	4.90	108,230	0.61	0.60	4.78
8/31/2023	1.00	0.037	0.037	(0.037)	—	(0.037)	1.00	3.75	66,682	0.61	0.60	3.72
8/31/2022	1.00	0.002	0.002	(0.002)	(0.000)(c)	(0.002)	1.00	0.21	73,142	0.61	0.22	0.14
Class T
8/31/2026	1.00	0.034	0.034	(0.034)	(0.000)(c)	(0.034)	1.00	3.48	18,012	0.40	0.40	3.40
8/31/2025	1.00	0.041	0.041	(0.041)	—	(0.041)	1.00	4.19	24,598	0.41	0.40	4.11
8/31/2024	1.00	0.050	0.050	(0.050)	—	(0.050)	1.00	5.10	17,198	0.41	0.40	4.99
8/31/2023	1.00	0.039	0.039	(0.039)	—	(0.039)	1.00	3.96	17,927	0.41	0.40	3.73
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(c)	(0.003)	1.00	0.28	83,118	0.41	0.22	0.26
Class V
8/31/2026	1.00	0.035	0.035	(0.035)	(0.000)(c)	(0.035)	1.00	3.58	400,458	0.30	0.30	3.51
8/31/2025	1.00	0.042	0.042	(0.042)	—	(0.042)	1.00	4.30	328,496	0.31	0.30	4.21
8/31/2024	1.00	0.051	0.051	(0.051)	—	(0.051)	1.00	5.21	408,786	0.31	0.30	5.09
8/31/2023	1.00	0.040	0.040	(0.040)	—	(0.040)	1.00	4.06	270,658	0.31	0.30	4.20
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(c)	(0.003)	1.00	0.32	115,480	0.31	0.17	0.29
Class X
8/31/2026	1.00	0.037	0.037	(0.037)	(0.000)(c)	(0.037)	1.00	3.73	2,889,580	0.20	0.16	3.62
8/31/2025(d)	1.00	0.019	0.019	(0.019)	—	(0.019)	1.00	1.89	1,036,846	0.21	0.16	4.16
Class Y
8/31/2026	1.00	0.034	0.034	(0.034)	(0.000)(c)	(0.034)	1.00	3.43	1,975,779	0.45	0.45	3.36
8/31/2025	1.00	0.041	0.041	(0.041)	—	(0.041)	1.00	4.14	1,727,169	0.45	0.45	4.03
8/31/2024	1.00	0.049	0.049	(0.049)	—	(0.049)	1.00	5.05	1,298,658	0.46	0.45	4.94
8/31/2023	1.00	0.038	0.038	(0.038)	—	(0.038)	1.00	3.91	771,124	0.46	0.45	3.93
8/31/2022	1.00	0.003	0.003	(0.003)	(0.000)(c)	(0.003)	1.00	0.26	534,323	0.46	0.19	0.19
Class Z
8/31/2026	1.00	0.036	0.036	(0.036)	(0.000)(c)	(0.036)	1.00	3.69	3,719,358	0.20	0.20	3.61
8/31/2025	1.00	0.043	0.043	(0.043)	—	(0.043)	1.00	4.40	3,625,368	0.20	0.20	4.31
8/31/2024	1.00	0.052	0.052	(0.052)	—	(0.052)	1.00	5.31	4,205,495	0.21	0.20	5.19
8/31/2023	1.00	0.041	0.041	(0.041)	—	(0.041)	1.00	4.16	3,319,889	0.21	0.20	4.12
8/31/2022	1.00	0.004	0.004	(0.004)	(0.000)(c)	(0.004)	1.00	0.37	3,058,531	0.21	0.13	0.36

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Amount represents less than $0.0005 per share.
(d)	Inception date of Class X was March 20, 2025.
The accompanying notes are an integral part of these financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	47

NOTES TO FINANCIAL STATEMENTS
August 31, 2026

1. ORGANIZATION
Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds Trust (“FAF” or the “Trust”), which is a member of the First American Family of Funds. FAF was established as a Massachusetts business trust on October 12, 2021. Effective December 22, 2023, First American Funds, Inc., a Minnesota corporation, reorganized into the Trust. The reorganizations were treated as tax-free transactions for federal income tax purposes, and all associated costs were paid by the advisor. Following the reorganizations, each acquiring fund adopted the performance and financial history of its respective target fund, and shareholders received an equal share in the new fund. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s Declaration of Trust permits the board of trustees to create additional funds in the future. U.S. Bancorp Asset Management, Inc. (“USBAM”) is the investment advisor and administrator to each of the funds (the “advisor” and “administrator”) and is a subsidiary of U.S. Bank National Association (“U.S. Bank”). U.S. Bank is a separate entity and wholly owned subsidiary of U.S. Bancorp.
Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund qualify as “government money market funds” under Rule 2a-7 of the Investment Company Act and seek to maintain a stable net asset value (“NAV”) per share of one dollar. They are not subject to the liquidity fees that may apply to other money market funds. These three funds offer Class A, Class D, Class T, Class V, Class X, Class Y, and Class Z shares. Additionally, Government Obligations Fund and Treasury Obligations Fund offer Class P shares, and Government Obligations Fund also offers Class U shares.
Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are open to retail investors (“natural persons”) and seek to maintain a stable NAV per share of one dollar. They are subject to the possibility of liquidity fees, as required by Rule 2a-7 of the Investment Company Act. Retail Prime Obligations Fund and Retail Tax Free Obligations Fund offer Class A, Class T, Class V, Class Y, and Class Z shares. Retail Prime Obligations Fund also offers Class X shares.
Institutional Prime Obligations Fund is subject to the possibility of liquidity fees and transacts at a floating NAV calculated to four decimal places, as required by Rule 2a-7 of the Investment Company Act. The fund may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the fund’s Board of Trustees determine to impose one. The fund is required to impose a mandatory liquidity fee when the fund experiences daily net redemptions that exceed 5% of net assets. The fund intends to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 under the Investment Company Act (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7. The fund offers Class T, Class V, Class Y, and Class Z shares.
Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies followed by the funds are as follows:
SECURITY VALUATIONS
Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund
Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the

48	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers.
As the valuation designee, if the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of trustees. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of trustees will be convened and the board will determine what action, if any, to take. During the fiscal year ended August 31, 2026, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.
Institutional Prime Obligations Fund
The fund prices and transacts its shares at a floating NAV, rounded to the fourth decimal place. The NAV per share of each share class of the fund is calculated at 2:00 p.m. Central Time on each business day that the fund is open. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board of trustees. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates fair value. Shares of other money market funds are valued at their most current NAV.
United States Generally Accepted Accounting Principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, and like factors). Also includes securities valued at amortized cost.
Level 3 –	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).
The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of August 31, 2026, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$46,451,939,000	$—	$46,451,939,000
U.S. Treasury Debt	—	45,426,122,251	—	45,426,122,251
U.S. Government Agency Debt	—	36,376,953,171	—	36,376,953,171
U.S. Government Agency Repurchase Agreements	—	700,000,000	—	700,000,000
Investment Companies	1,000,000,000	—	—	1,000,000,000
Total Investments	$1,000,000,000	$128,955,014,422	$—	$129,955,014,422

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	49

NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)

Fund	Level 1	Level 2	Level 3	Total Fair Value
Institutional Prime Obligations Fund
Other Repurchase Agreements	$—	$298,000,000	$—	$298,000,000
U.S. Treasury Repurchase Agreements	—	285,302,000	—	285,302,000
Non-Negotiable Time Deposits	—	220,000,000	—	220,000,000
Financial Company Commercial Paper	—	144,952,734	—	144,952,734
Asset Backed Commercial Paper		69,986,656		69,986,656
Non-Financial Company Commercial Paper	—	44,991,009	—	44,991,009
Total Investments	$—	$1,063,232,399	$—	$1,063,232,399
Retail Prime Obligations Fund
Other Repurchase Agreements	$—	$962,000,000	$—	$962,000,000
Non-Negotiable Time Deposits	—	623,911,000	—	623,911,000
Financial Company Commercial Paper	—	522,993,206	—	522,993,206
Asset Backed Commercial Paper	—	357,680,875	—	357,680,875
U.S. Treasury Repurchase Agreements	—	208,147,000	—	208,147,000
Certificates of Deposit	—	183,400,771	—	183,400,771
Non-Financial Company Commercial Paper	—	45,137,914	—	45,137,914
Other Instruments	—	25,003,201	—	25,003,201
Total Investments	$—	$2,928,273,967	$—	$2,928,273,967
Retail Tax Free Obligations Fund
Variable Rate Demand Notes	$—	$296,175,000	$—	$296,175,000
Non-Financial Company Commercial Paper	—	67,727,000	—	67,727,000
Other Municipal Securities	—	49,390,459	—	49,390,459
Total Investments	$—	$413,292,459	$—	$413,292,459
Treasury Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$26,404,612,000	$—	$26,404,612,000
U.S. Treasury Debt	—	32,442,568,170	—	32,442,568,170
Total Investments	$—	$58,847,180,170	$—	$58,847,180,170
U.S. Treasury Money Market Fund
U.S. Treasury Debt	$—	$9,323,527,194	$—	$9,323,527,194
Total Investments	$—	$9,323,527,194	$—	$9,323,527,194

Refer to each fund’s Schedule of Investments for further security classification.
During the fiscal year ended August 31, 2026, there were no transfers between fair value levels, and the funds’ portfolios did not hold any securities deemed to be Level 3.

50	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of trustees as reflecting fair value.
Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of trustees.
As of and during the fiscal year ended August 31, 2026, the funds did not hold any restricted securities other than securities sold to the funds under Rule 144A and/or Regulation S under the Securities Act.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization, is recorded on an accrual basis.
DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at NAV on the first business day of the following month.
FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.
As of August 31, 2026, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.
Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise. These reclassifications have no effect on net assets. For the year ended August 31, 2026, no adjustments were made for permanent tax differences.
The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund.
The distributions paid during the fiscal years ended August 31, 2026 and August 31, 2025 (adjusted by dividends payable as of August 31, 2026 and August 31, 2025, respectively) were as follows:

	August 31, 2026
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$4,531,242,136	$—	$—	$4,531,242,136
Institutional Prime Obligations Fund	37,228,597	—	—	37,228,597
Retail Prime Obligations Fund	123,804,393	—	—	123,804,393
Retail Tax Free Obligations Fund	22,005	8,551,967	—	8,573,972
Treasury Obligations Fund	1,977,985,581	—	—	1,977,985,581
U.S. Treasury Money Market Fund	294,416,781	—	—	294,416,781

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	51

NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)

Fund	August 31, 2025
	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$4,419,959,999	$—	$23,208	$4,419,983,207
Institutional Prime Obligations Fund	50,238,703	—	—	50,238,703
Retail Prime Obligations Fund	145,160,965	—	—	145,160,965
Retail Tax Free Obligations Fund	—	10,369,218	—	10,369,218
Treasury Obligations Fund	2,159,981,217	—	—	2,159,981,217
U.S. Treasury Money Market Fund	286,794,914	—	—	286,794,914

Each fund designates as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gain to zero for the tax year ended August 31, 2026.
As of August 31, 2026, the components of accumulated earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Capital Gains	Accumulated Capital Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$370,277,817	$—	$2,533	$—	$(190,462)	$370,089,888
Institutional Prime Obligations Fund	3,125,010	—	—	—	(26,362)	3,098,648
Retail Prime Obligations Fund	8,820,907	—	—	—	—	8,820,907
Retail Tax Free Obligations Fund	—	718,098	—	—	—	718,098
Treasury Obligations Fund	176,975,730	—	—	(186,790)	(600)	176,788,340
U.S. Treasury Money Market Fund	26,672,485	—	—	—	(52,423)	26,620,062

The difference between book-basis and tax-basis undistributed/accumulated earnings are primarily due to distributions declared but not paid by August 31, 2026.
The following information is presented on an income tax basis as of August 31, 2026.

Fund	Cost of Investments	Gross Unrealized Depreciation
Government Obligations Fund	$129,955,204,884	$(190,462)
Institutional Prime Obligations Fund	1,063,258,761	(26,362)
Retail Prime Obligations Fund	2,928,273,967	—
Retail Tax Free Obligations Fund	413,292,459	—
Treasury Obligations Fund	58,847,180,770	(600)
U.S. Treasury Money Market Fund	9,323,579,617	(52,423)

The difference between the book-basis and tax-basis Cost of Investments relates to wash sales, which is a transaction in which a security is sold at a loss and repurchased within 30 days before or after the sale.
In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses.
Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the fiscal year, August 31, 2026. Qualified late year ordinary losses are generally losses incurred

52	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
between January 1 and the end of their fiscal year, August 31, 2026. No Funds deferred a qualified late year ordinary or capital loss.
Under current law, the funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized under current law will carry forward retaining their classification as either long-term or short-term losses. As of August 31, 2026, Treasury Obligations Fund had indefinite short-term capital loss carryforwards of $135,737 and had indefinite long-term loss carryforwards of $51,053.
REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreement transactions with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.
Securities purchased in repurchase agreement transactions are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement transaction. Provisions of the repurchase agreements are designed to ensure that the value of the purchased securities, including accrued interest thereon, is sufficient in the event of default of the counterparty. Valuation of securities purchased in repurchase agreement transactions subject to separate custodial undertaking is performed by the contractual custodian using its own pricing sources and methods. If the counterparty defaults and the value of the purchased securities declines or if the counterparty enters an insolvency proceeding, realization of the purchased securities by the fund may be delayed or limited. Retail Tax Free Obligations Fund did not enter into repurchase agreement transactions during the fiscal year ended August 31, 2026.
Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), each fund may enter into repurchase agreement transactions (and other short-term investments) on a joint basis with certain other funds advised by the advisor.
The table below shows the offsetting assets and liabilities relating to the repurchase agreement transactions shown on the Statements of Assets and Liabilities:

Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount[1]
				Financial Instruments	Securities Sold (Purchased)
Repurchase Agreements
Government Obligations Fund	$47,151,939,000	$—	$47,151,939,000	$—	$(47,151,939,000)	$—
Institutional Prime Obligations Fund	583,302,000	—	583,302,000	—	(583,302,000)	—
Retail Prime Obligations Fund	1,170,147,000	—	1,170,147,000	—	(1,170,147,000)	—
Treasury Obligations Fund	26,404,612,000	—	26,404,612,000	—	(26,404,612,000)	—

[1]	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any margin excess.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	53

NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
The table below shows the remaining contractual maturity of the repurchase agreements:

Remaining Contractual Maturity of the Repurchase Agreements	Overnight and Continuous	Up to 30 Days	31 to 90 Days	Over 91 Days	Total
Government Obligations Fund
U.S. Treasury	$29,226,939,000	$16,725,000,000	$500,000,000	$ —	$46,451,939,000
U.S. Government Agency	700,000,000	—	—	—	700,000,000
Total	$29,926,939,000	$16,725,000,000	$500,000,000	$—	$47,151,939,000
Institutional Prime Obligations Fund
Other	$253,000,000	$45,000,000	$—	$ —	$298,000,000
U.S. Treasury	285,302,000	—	—	—	285,302,000
Total	$538,302,000	$45,000,000	$—	$—	$583,302,000
Retail Prime Obligations Fund
Other	$762,000,000	$110,000,000	$90,000,000	$—	$962,000,000
U.S. Treasury	208,147,000	—	—	—	208,147,000
Total	$970,147,000	$110,000,000	$90,000,000	$—	$1,170,147,000
Treasury Obligations Fund
U.S. Treasury	$17,779,612,000	$8,375,000,000	$250,000,000	$—	$26,404,612,000
Total	$17,779,612,000	$8,375,000,000	$250,000,000	$—	$26,404,612,000

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class-specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.
INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal year ended August 31, 2026.
USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.
SEGMENT REPORTING – FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280), enhances disclosure requirements for public entities, including those with a single reportable segment. Each fund operates as a single segment and this standard impacts only disclosures, consistent with its defined investment strategy. USBAM senior management serves as the Chief Operating Decision Maker (“CODM”). The CODM reviews financial metrics such as portfolio composition, total return, expense ratios, and changes in net assets to assess performance and allocate resources and is consistent to that presented in the financial statements.
3. FEES AND EXPENSES
INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

54	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
The advisor has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026 so the annual fund operating expenses, after waivers, do not exceed the following amounts:
Share Class

Fund	A	D	P	T	U	V	X	Y	Z
Government Obligations Fund	0.75%	0.60%	0.18%	0.40%	0.12%	0.30%	0.14%	0.45%	0.18%
Institutional Prime Obligations Fund	N/A	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Retail Prime Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	0.14%	0.45%	0.20%
Retail Tax Free Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Treasury Obligations Fund	0.75%	0.60%	0.18%	0.40%	N/A	0.30%	0.14%	0.45%	0.18%
U.S. Treasury Money Market Fund	0.75%	0.60%	N/A	0.40%	N/A	0.30%	0.16%	0.45%	0.20%

These contractual waivers and reimbursements will remain in effect through December 31, 2026 and may not be terminated prior to such time without the approval of the funds’ board of trustees. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor.
In order to maintain minimum yields, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed advisory fees of $95,120 for Retail Tax Free Obligations Fund during the fiscal year ended August 31, 2026.
ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“USBGFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBGFS and USBAM. USBGFS is a subsidiary of U.S. Bank. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.18% of the aggregate average daily Class A share net assets and 0.13% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.165% for Class A shares and 0.115% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.15% for Class A shares and 0.10% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.13% for Class A shares and 0.08% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.
In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed administration fees of $38,285,403, $387,690, $2,026,392, $334,553, $15,374,378, and $762,820, for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2026.
TRANSFER AGENT FEES – USBGFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBGFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, the funds pay USBGFS each fund’s pro rata share of an amount

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	55

NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
equal, on an annual basis, to 0.0008% of the aggregate average daily net assets up to $25 billion, 0.0007% of the aggregate average daily net assets for the next $25 billion, and 0.0005% of the aggregate average daily net assets in excess of $50 billion. The funds may reimburse USBGFS for out-of-pocket expenses incurred in providing transfer agent services.
CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. Each fund pays the custodian its pro rata share of an amount equal, on an annual basis, to 0.0030% of the aggregate average daily market value of all securities and cash held in the funds up to $25 billion, 0.0025% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0020% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion. All fees are computed daily and paid monthly.
Under the custodian agreement, the custodian may charge a fee for any cash overdrafts incurred by a particular fund, which increases that fund’s custodian expenses. For the fiscal year ended August 31, 2026, custodian fees were not increased as a result of any overdrafts.
DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Under the distribution agreement and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of up to 0.25% and 0.15% of each fund’s average daily net assets attributable to Class A and Class D, respectively. No distribution or shareholder servicing fees are paid to Quasar by any other share class of the funds. These fees are used by Quasar for the primary purpose of reimbursing broker-dealers for their sale of fund shares.
Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of USBAM for the fiscal year ended August 31, 2026:

Fund	Amount
Government Obligations Fund	$8,652,826
Retail Prime Obligations Fund	1,392,708
Retail Tax Free Obligations Fund	74,670
Treasury Obligations Fund	4,338,451
U.S. Treasury Money Market Fund	567,238

SHAREHOLDER SERVICING (NON-12B-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class T, Class V, and Class Y shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, and Class Y shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class T shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Class V shares.
Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the fiscal year ended August 31, 2026:

Fund	Amount
Government Obligations Fund	$51,784,987
Institutional Prime Obligations Fund	672,808
Retail Prime Obligations Fund	1,484,712
Retail Tax Free Obligations Fund	143,620
Treasury Obligations Fund	21,430,990
U.S. Treasury Money Market Fund	6,190,358

56	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

NOTES TO FINANCIAL STATEMENTS
August 31, 2026(Continued)
OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholders reports, fees and expenses of independent trustees, insurance, and other miscellaneous expenses.
4. FUND SHARES FOR INSTITUTIONAL PRIME OBLIGATIONS FUND
Transactions in fund shares for each class of Institutional Prime Obligations Fund were as follows:

	Sales	Reinvestments of Distributions	Redemptions	Net Increase (Decrease)
Year Ended August 31, 2026
Class T	264,253,305	—	(255,181,743)	9,071,562
Class V	150,080,879	648,255	(125,681,185)	25,047,949
Class Y	1,525,940,122	38,882	(1,565,136,687)	(39,157,683)
Class Z	7,436,749,631	299,710	(7,463,095,783)	(26,046,442)
Year Ended August 31, 2025
Class T	338,005,471	56	(383,987,038)	(45,981,511)
Class V	121,443,673	442,061	(124,953,325)	(3,067,591)
Class Y	1,503,475,811	48,465	(1,499,072,166)	4,452,110
Class Z	6,547,132,324	1,147,550	(6,630,859,588)	(82,579,714)

5. PORTFOLIO CHARACTERISTICS OF RETAIL TAX FREE OBLIGATIONS FUND
Retail Tax Free Obligations Fund invests in municipal securities. At August 31, 2026, the percentage of portfolio investments by each category was as follows:

Retail Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	63.8%
Commercial Paper & Put Bonds	16.4
Other Municipal Notes & Bonds	11.9
Daily Variable Rate Demand Notes	7.9
100.0%

Retail Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, non-financial company commercial paper, and general obligation bonds. At August 31, 2026, the percentage of total portfolio investments by each revenue source was as follows:

Retail Tax Free Obligations Fund
Revenue Bonds	71.7%
Non-Financial Company Commercial Paper	16.4
General Obligations	11.9
100.0%

6. INDEMNIFICATIONS
The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	57

NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Concluded)

7. MARKET EVENTS
Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or geopolitical events, trading and tariff arrangements (including trade or diplomatic disputes resulting in the imposition of economic sanctions or the threat of new or modified sanctions), terrorism, wars, cybersecurity events, natural or environmental disasters and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics, such as the coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund’s investments. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.
Policy and legislative changes in the United States and in other countries may impact the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, controversy or uncertainty regarding the U.S. federal debt ceiling and the threat or occurrence of government shutdowns in the United States may adversely affect investor confidence, market liquidity and volatility, interest rates and the prices of U.S. Treasury and other securities. Failure to adjust the statutory debt limit could result in a default on payments on certain U.S. government securities. Legislative or regulatory actions (or inaction) affecting the U.S. government, its agencies or government-sponsored entities, or a decline in their creditworthiness, may adversely affect a fund’s investments and operations.
8. EVENTS SUBSEQUENT TO PERIOD END
Management has evaluated fund related events and transactions that occurred subsequent to August 31, 2026, through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impact the amounts or disclosures in the funds’ financial statements.

58	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

TAX INFORMATION
August 31, 2026 (Unaudited)
The information set forth below is for each fund’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2027 on Form 1099. Please consult your tax advisor for proper treatment of this information.
For the fiscal year ended August 31, 2026 each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the period as follows:

Fund	Long Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Tax Exempt Interest	Total Distributions (Tax Basis)[1]
Government Obligations Fund	—%	100.0%	—%	100.0%
Institutional Prime Obligations Fund	—	100.0	—	100.0
Retail Prime Obligations Fund	—	100.0	—	100.0
Retail Tax Free Obligations Fund	—	0.0*	100.0	100.0
Treasury Obligations Fund	—	100.0	—	100.0
U.S. Treasury Money Market Fund	—	100.0	—	100.0

[1]	None of the dividends paid by the funds are eligible for the dividends received deduction or are characterized as qualified dividend income.
*	Rounds to 0.0%.
The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund was as follows:

Government Obligations Fund	100.0%
Institutional Prime Obligations Fund	99.4
Retail Prime Obligations Fund	97.1
Retail Tax Free Obligations Fund	100.0
Treasury Obligations Fund	100.0
U.S. Treasury Money Market Fund	100.0

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each fund was as follows:

Government Obligations Fund	0.0%
Institutional Prime Obligations Fund	0.1
Retail Prime Obligations Fund	0.0
Retail Tax Free Obligations Fund	0.0*
Treasury Obligations Fund	0.0
U.S. Treasury Money Market Fund	0.1

*	Rounds to 0.0%.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	59

Approval of the Funds’ Investment Advisory Agreement
August 31, 2026 (Unaudited)
The Board, which is comprised entirely of independent trustees, oversees the management of each Fund and, as required by law, determines annually whether to renew the Funds’ investment advisory agreement with USBAM (as used in this section, the “Agreement”).
At meetings on May 11, 2026 and June 9, 2026, the Board considered information relating to the Agreement. In advance of the meetings, the Board received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with its consideration. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to the meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
Although the Agreement relates to all of the Funds, the Board separately considered and approved the Agreement with respect to each Fund. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of USBAM’s services to each Fund, (2) the investment performance of each Fund, (3) the comparative expense information, including an analysis of USBAM’s cost of providing services and the profitability of USBAM related to the Funds, (4) whether economies of scale may be realized as the Funds grow and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that accrue to USBAM through its relationship with the Funds.
At the May 11, 2026 and June 9, 2026 meetings and before approving the Agreement, the independent trustees met in executive session with their independent counsel to consider the materials provided by USBAM and the terms of the Agreement. The Board considered the data provided by USBAM and concluded that sufficient information had been provided to allow them to evaluate the terms of the Agreement and each Fund’s investment advisory fee. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each Fund and approved the Agreement through June 30, 2027. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement with respect to any Fund and individual trustees may have evaluated the information presented differently from one another, attributing different weights to various factors. In reaching its conclusion, the Board considered the following:
Nature, Quality and Extent of Investment Advisory Services
The Board examined the nature, quality and extent of the services provided by USBAM to each Fund. The Board reviewed USBAM’s key personnel who provide investment management services to each Fund as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment decisions for each Fund within the framework of that Fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that USBAM’s duties with respect to each Fund include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions and the 1940 Act, and (iii) monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, sub-administrator, transfer agent and custodian. Finally, the Board considered USBAM’s representation that the services provided by USBAM under the Agreement are the type of services customarily provided by investment advisers in the fund industry. The Board also considered compliance reports about USBAM and the Funds’ service providers from the Funds’ Chief Compliance Officer.
Based on the foregoing, the Board concluded that each Fund benefits from the nature, quality and extent of the services provided by USBAM under the Agreement.
Investment Performance of the Funds
The Board considered the performance of each Fund, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”) for the one-, three-, five-year and ten-year periods ended February 28, 2026, as applicable. With respect to the comparative information provided by the independent data service, the Board considered USBAM’s assertion that with regard to each Fund, other than Retail

60	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Approval of the Funds’ Investment Advisory Agreement
August 31, 2026 (Unaudited)(Continued)
Prime Obligations Fund, the comparative data for Class Z shares provides meaningful information for the Board’s consideration of the Agreement because it is the largest share class based on assets. With regard to Retail Prime Obligations Fund, the Board considered USBAM’s assertion that the comparative data for Class X shares provides more meaningful information for the Board’s consideration of the Agreement because it is the Fund’s largest share class based on assets. The Board further considered USBAM’s assertion that the analysis of investment performance would not differ materially if another share class were selected for comparative purposes.
The Board considered USBAM’s assertion that investment performance should be focused on a Fund’s gross-of-expenses performance as compared to the peer group’s performance universe median since performance gross-of-expenses more accurately reflects the pure investment performance of USBAM’s portfolio managers, supported by traders and the credit research team, as they are responsible for managing the Fund’s assets and are not responsible for the pricing of the Fund’s various share classes. Additionally, with respect to the net-of-expenses performance information, the Board considered USBAM’s assertion that it is important to note that each Fund’s peer group performance universe includes comparable funds with multiple share classes and pricing structures. Because of this, the Board noted that there will be more significant variation in returns on a net-of-expenses basis that is not truly reflective of the market for a particular share class (in this case, each Fund’s Class Z shares except for Retail Prime Obligations Fund). For these reasons, the Board considered USBAM’s assertion that the net-of-expenses performance comparison is not as meaningful as the gross-of-expenses performance comparison for purposes of the Board’s assessment of a Fund’s investment performance.
GOVERNMENT OBLIGATIONS FUND. The Board noted that the Fund’s performance on a gross-of-expenses basis was equal to that of its performance universe median for the one- and ten-year periods, and trailed the median by one basis point for the three- and five-year periods. The Board further considered that the Fund outperformed its performance universe median on a net-of-expenses basis for the same periods. In light of these considerations, particularly the Fund’s competitive performance against the performance universe median, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.
RETAIL PRIME OBLIGATIONS FUND. The Board considered that on a gross-of-expenses basis the Fund underperformed its performance universe median by three basis points for the one-year period and by one basis point for the three- and five-year periods. The Board further considered that the Fund outperformed its performance universe median on a net-of-expenses basis for the same periods. In light of these considerations, particularly the Fund’s competitive performance against the performance universe median, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.
INSTITUTIONAL PRIME OBLIGATIONS FUND. The Board considered that on a gross-of-expenses basis the Fund underperformed its performance universe median for the one-, three-, five-, and ten-year periods by fourteen, seven, five, and eight basis points, respectively. The Board further considered that on a net of expenses basis, the Fund outperformed its performance universe median for the ten-year period, equaled its performance universe median for the five-year period, and underperformed its performance universe median for the one- and three-year periods. The Board noted that the Fund’s underperformance was generally attributable to the structuring of the Fund’s portfolio to emphasize liquidity targets and fund metrics that accounted for potential excess outflows, which has had a negative impact on fund performance relative to its performance universe median. The Board considered that while negatively impacting performance, the Fund’s high liquidity structure provides flexibility in addressing regulatory reforms impacting the Fund and other institutional prime money market funds. In light of these considerations, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.
TREASURY OBLIGATIONS FUND. The Board considered that on a gross-of-expenses basis the Fund outperformed its performance universe median by one basis point for the one-, three-, five- and ten-year periods. The Board further noted that the Fund outperformed its performance universe median on

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	61

Approval of the Funds’ Investment Advisory Agreement
August 31, 2026 (Unaudited)(Continued)
a net-of-expenses basis for the same periods. In light of these considerations, particularly the Fund’s outperformance of the performance universe median, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.
RETAIL TAX FREE OBLIGATIONS FUND. The Board considered that on a gross-of-expenses basis the Fund underperformed its performance universe median for the one-, three-, five-, and ten-year periods by three, one, two, and three basis points, respectively. The Board further considered that the Fund outperformed its performance universe median on a net-of-expenses basis for the same periods. In light of these considerations, particularly the Fund’s competitive performance against the performance universe median, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.
U.S. TREASURY MONEY MARKET FUND. The Board considered that on a gross-of-expenses basis the Fund underperformed its performance universe median by three basis points for the one-, three-, and ten-year periods and by four basis points for the five-year period. The Board further considered that the Fund outperformed its performance universe median on a net-of-expenses basis for the same periods. In light of these considerations, particularly the Fund’s competitive performance against the performance universe median on a net of expenses basis, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.
Fees and Expenses of the Funds
The Board reviewed the fees paid to USBAM and the other expenses borne by each Fund, as applicable. The independent consultant provided comparative data in regard to the fees and expenses of each Fund and comparable funds.
With respect to the comparative information provided by the independent data service, the Board considered USBAM’s assertion that with regard to each fund, other than Retail Prime Obligations Fund, the comparative data for Class Z shares provides meaningful information for the Board’s consideration of the Agreement because it is the largest share class based on assets. With regard to Retail Prime Obligations Fund, the Board considered USBAM’s assertion that the comparative data for Class X shares provides more meaningful information for the Board’s consideration of the Agreement because it is the Funds’ largest share class based on assets. The Board further considered USBAM’s assertion that the analysis of the cost of services would not differ materially if another share class were selected for comparative purposes.
The Board considered USBAM’s assertion that the costs of services should be primarily focused on a Fund’s total expense ratio after waivers as compared to the expense group median total expense ratio after waivers. The Board considered that this is because funds within an expense group may have very different expense categories (e.g., advisory, administrative, shareholder servicing, etc.), and fees associated with such categories, that comprise a fund’s total expense ratio. The Board also considered USBAM’s assertion that because money market funds are highly commoditized, and it is relatively easy for investors to move from one fund to another, the need to remain competitive on overall costs of services is critical. The Board noted that, generally, money market funds, including the Funds, use a combination of contractual and voluntary expense waivers and reimbursements to enable a fund to remain competitive within the particular market served by each fund share class.
The Board further considered that although the Funds do not have advisory fee breakpoints in place, USBAM is committed to capping each Fund’s investment advisory fee to the extent necessary to keep the Fund’s total expenses at levels generally in line with its peer group.
GOVERNMENT OBLIGATIONS FUND. The Board noted that the Fund’s contractual advisory fee is four basis points lower than the applicable peer group median and the advisory fee after waivers is one basis point lower than the applicable peer group median advisory fee after waivers. The Board also considered that the Fund’s total expense ratio after waivers is one basis point lower than the peer group median total expense ratio after waivers. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers against the expense group median, the Board concluded that the Fund’s advisory fee is fair.

62	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Approval of the Funds’ Investment Advisory Agreement
August 31, 2026 (Unaudited)(Continued)
RETAIL PRIME OBLIGATIONS FUND. The Board considered that the Fund’s contractual advisory fee is twelve basis points lower than the peer group median and the advisory fee after waivers is eight basis points lower than the applicable peer group median. The Board further considered that the Fund’s total expense ratio after waivers is twenty-nine basis points lower than the peer group median total expense ratio after waivers. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers against the expense group median, the Board concluded that the Fund’s advisory fee is fair.
INSTITUTIONAL PRIME OBLIGATIONS FUND. The Board noted that the Fund’s contractual advisory fee is five basis points lower than the applicable peer group median and its advisory fee after waivers is equal to the applicable peer group median. The Board also considered that the Fund’s total expense ratio after waivers is equal to the peer group median total expense ratio after waivers. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers against the expense group median, the Board concluded that the Fund’s advisory fee is fair.
TREASURY OBLIGATIONS FUND. The Board considered that the Fund’s contractual advisory fee is four basis points lower than the applicable peer group median, and the advisory fee after waivers is one basis point lower than the applicable peer group median. The Board noted that the Fund’s total expense ratio after waivers is one basis point lower than the applicable peer group median. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers against the expense group median, the Board concluded that the Fund’s advisory fee is fair.
RETAIL TAX FREE OBLIGATIONS FUND. The Board noted that the Fund’s contractual advisory fee is eight basis points lower than the applicable peer group median and its advisory fee after waivers is also three basis points lower than the peer group median. The Board further noted that the Fund’s total expense ratio after waivers is equal to the peer group median total expense ratio after waivers. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers against the expense group median, the Board concluded that the Fund’s advisory fee is fair.
U.S. TREASURY MONEY MARKET FUND. The Board considered that the Fund’s contractual advisory fee is equal to the applicable peer group median and its advisory fee after waivers is equal to applicable peer group median. The Board noted that the Fund’s total expense ratio after waivers is two basis points higher than the peer group median total expense ratio after waivers, which is in line with its peer group. The Board considered that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers against the expense group median, the Board concluded that the Fund’s advisory fee is fair.
Costs of Services and Profits Realized by USBAM
The Board reviewed USBAM’s costs in serving as the Funds’ investment manager, including the costs associated with the personnel and systems necessary to manage the Funds. The Board considered the profitability of USBAM and its affiliates resulting from their relationship with each Fund. The Board compared fee and expense information for each Fund to fee and expense information for comparable funds managed by other advisers. The Board reviewed advisory fees for private accounts managed by USBAM.
Using information provided by an independent data service, the Board also evaluated each Fund’s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and the Board evaluated each Fund’s total expense ratio after waivers compared to the median total expense ratio after waivers of comparable funds. In connection with its review of Fund fees and expenses, the Board considered USBAM’s pricing philosophy, whereby USBAM attempts generally to maintain each Fund’s total operating expenses at a level that approximates the median of its competitive expense group or universe for that share class. The Board also noted that USBAM has agreed to voluntarily waive fees and reimburse expenses as needed to prevent each Fund’s yield on any share class from falling below 0.00%.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	63

Approval of the Funds’ Investment Advisory Agreement
August 31, 2026 (Unaudited) (Concluded)
The Board noted that USBAM’s profitability generated from the relationship with each Fund is generally impacted by shifts in USBAM’s net revenue and expenses associated with the services provided to the Funds. The Board considered that, historically, the interest rate cycle has had the most significant impact on USBAM’s profitability. As such, given the cyclical nature of interest rates, the Board considered that USBAM would expect to continue to see shifts in profitability in future years.
Economies of Scale in Providing Investment Advisory Services
The Board considered the extent to which each Fund’s investment advisory fee reflects economies of scale for the benefit of Fund shareholders. Based on information provided by USBAM, the Board noted that profitability will likely increase as assets grow over time. The Board considered that, although the Funds do not have advisory fee breakpoints in place, USBAM has committed to waive advisory fees to the extent necessary to prevent each Fund’s yield on any share class from falling below 0.00% and to keep each Fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. In light of USBAM’s commitment to keep total Fund expenses competitive, the Board concluded that it would be in the best interest of each Fund and its shareholders to renew the Agreement.
Other Benefits to USBAM
In evaluating the benefits that accrue to USBAM through its relationship with the Funds, the Board noted that USBAM and certain of its affiliates serve the Funds in various capacities, including as investment adviser, administrator, transfer agent, and custodian and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service provided to the Funds by USBAM or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

64

OTHER INFORMATION
(Unaudited)
Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders of the registrant during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
The information is disclosed in the Funds' Statements of Operations.
Statement Regarding Basis for Approval of Investment Advisory Contract
The information is disclosed above under Approval of the Funds' Investment Advisory Agreement.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	65

First American Funds
800 Nicollet Mall
BC-MN-17TR
Minneapolis, MN 55402
This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds Trust. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.
The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, Minnesota 55402	CUSTODIAN U.S. Bank National Association 1555 Rivercenter Drive Suite 302 Milwaukee, Wisconsin 53212	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP 800 Nicollet Mall Suite 1200 Minneapolis, Minnesota 55402
ADMINISTRATOR U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, Minnesota 55402	DISTRIBUTOR Quasar Distributors, LLC 190 Middle Street 2nd Floor Portland, Maine 04101	COUNSEL Ropes & Gray LLP 191 North Wacker Drive Chicago, Illinois 60606
TRANSFER AGENT U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders of the registrant during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The information is disclosed as part of the Financial Statements and Financial Highlights included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements and Financial Highlights included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Not applicable.

(a)(3)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act are filed as exhibits hereto.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds Trust

By:	/s/ James D. Palmer
James D. Palmer
President

Date:	October 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James D. Palmer
James D. Palmer
President

Date:	October 27, 2026

By:	/s/ Brent G. Smith
Brent G. Smith
Treasurer

Date:	October 27, 2026